UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08009

                           PBHG Insurance Series Fund
               (Exact name of registrant as specified in charter)
                                    --------

                            1400 Liberty Ridge Drive
                                 Wayne, PA 19087
               (Address of principal executive offices) (Zip code)

                                David J. Bullock
                           Liberty Ridge Capital, Inc.
                    1400 Liberty Ridge Drive, Wayne, PA 19087
                     (Name and address of agent for service)

                                   Copies to:
 ------------------------------------------------------------------------------
 William H. Rheiner, Esq.                            John M. Zerr, Esq.
 Ballard Spahr Andrews & Ingersoll                   Liberty Ridge Capital, Inc.
 1735 Market Street, 51st Floor                      1400 Liberty Ridge Drive
 Philadelphia, PA 19103-7599                         Wayne, PA 19087
 (215) 864-8600                                      (610) 647-4100
 ------------------------------------------------------------------------------

       Registrant's telephone number, including area code: (610) 647-4100

                   Date of fiscal year end: December 31, 2004

                   Date of reporting period: December 31, 2004

Item 1.    Reports to Stockholders.

[LOGO OMITTED]
PBHG (R)
FUNDS

INSURANCE SERIES FUND
ANNUAL REPORT DECEMBER 31, 2004

o PBHG GROWTH II PORTFOLIO
o PBHG LARGE CAP GROWTH PORTFOLIO
o PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO
  (FORMERLY KNOWN AS PBHG SELECT 20 PORTFOLIO)
o PBHG MID-CAP PORTFOLIO
o PBHG SELECT VALUE PORTFOLIO
o PBHG SMALL CAP PORTFOLIO
o PBHG SMALL CAP GROWTH PORTFOLIO
o PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

Dear Shareholder:

For the twelve months ended December 31, 2004, the PBHG Growth II Portfolio trailed the benchmark Russell MidCap(R) Growth Index. The Portfolio's overweight in technology was a drag on performance for most of the year and accounted for much of the underperformance relative to the benchmark.

PERFORMANCE DISCUSSION

For the first three quarters of the year, the technology sector lagged other areas, both for the Portfolio and the benchmark, due to questions surrounding appropriate valuations for the sector in light of 2003 strong outperformance and some lingering soft spots observed within various technology sub-sectors. Our overweight position and stock selection in this sector was the major driver of the Portfolio's underperformance relative to the benchmark for the year. Individual detractors from performance included Foundry Networks and QLogic, whose earnings guidance fell below expectations. Lam Research also posted disappointing results after questions about the length and strength of the semiconductor equipment cycle arose. During the second half of the year, some inventory increases surfaced in the supply chain, causing choppiness in reported results and guidance. This was particularly evident in holdings like Broadcom, a semiconductor company which lost significant ground as its order book softened. There were a few bright spots in this sector, such as Marvell Technology Group, which advanced appreciably over the period due to strong end markets for their various chip products.

Our slight overweight in health care should have helped Portfolio returns since that sector was one of the top performers for the benchmark, but our performance lagged because of losses in Taro Pharmaceuticals and Odyssey HealthCare. However, strong performance from Varian Medical Systems and Kinetic Concepts helped to offset some of these losses.

In the first half of the period, our overweight position in services was beneficial to the Portfolio, as our holdings generally outperformed. However, as the year went on, growing issues related to enrollment trends and reimbursement metrics led to increased caution. Both Corinthian Colleges and Career Education were eliminated from the Portfolio and University of Phoenix has been merged into its parent Apollo Group.

Some bright spots for the Portfolio could be found in the consumer sector with strong performers including retailers American Eagle Outfitters, Coach and Petsmart. Within the sector, however, our restaurant holdings, Applebee's International and Cheesecake Factory, were laggards.

Another drag on performance came from energy and transportation, or rather our lack of exposure to the sectors, which posted strong gains over the twelve month period. The underperformance of our financial holdings, despite our underweighting in the sector, also detracted from returns.

LOOKING FORWARD

Mid-cap growth stocks have made only tentative progress so far in this recovery phase. Growth, as an investment style, has struggled to regain investment respectability long after the deflation of the "bubble" environment of the 1999-2000 period. This period has witnessed the continuing underperformance of growth investing versus value investing. While this is typically a corrective process, this time around we believe it has gone on longer than usual and we believe it has created unusual opportunities for growth investors with a longer term view. We believe that many attractive growth stocks remain that exhibit attractive financial characteristics and earnings growth prospects, while remaining quite reasonably valued in the context of their future growth potential.

Sincerely,

/S/Samuel L. Baker, CFA

Portfolio Manager*

* EFFECTIVE DECEMBER 9, 2004.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO


DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in this Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates this Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the six month period ended December 31, 2004. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Six Month Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual return of 5% before expenses during the year and that the expense ratio ("Annualized Expense Ratios for the Six Month Period") for the period is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical result for your Portfolio in the "Expenses Paid During Six Month Period" with the hypothetical examples that appear in the same charts in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If those transactional costs were applied to your account, your costs would be higher.

                                                                                     ANNUALIZED
                                                                                       EXPENSE
                                                                                       RATIOS            EXPENSES
                                            BEGINNING             ENDING               FOR THE          PAID DURING
                                          ACCOUNT VALUE        ACCOUNT VALUE          SIX MONTH          SIX MONTH
                                             6/30/04             12/31/04              PERIOD              PERIOD*
                                       ------------------   ------------------   ------------------ ------------------
Actual Portfolio Return                    $1,000.00             $1,039.70             1.17%               $6.00
Hypothetical 5% Return                      1,000.00              1,019.25             1.17%                5.94

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO                                             (UNAUDITED)


--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                    Annualized      Annualized      Annualized
                      One Year      Three Year       Five Year     Inception to
                       Return         Return          Return           Date
--------------------------------------------------------------------------------
PBHG Growth II
   Portfolio            6.61%         (2.31)%        (14.29)%          0.84%
--------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN PBHG GROWTH II PORTFOLIO VERSUS THE RUSSELL MIDCAP(R) GROWTH
                INDEX AND THE LIPPER MID-CAP GROWTH FUNDS AVERAGE

[Line chart omitted -- plot points are as follows:]

                                                                                                   Lipper Mid-Cap
                                 PBHG                         Russell Midcap                           Growth
                          Growth II Portfolio                 Growth Index(R)                         Funds Average
4/30/97                           10000                             10000                                10000
5/31/97                           10090                             10896                                11039
6/30/97                           10450                             11198                                11468
7/31/97                           11300                             12269                                12402
8/31/97                           10960                             12150                                12328
9/30/97                           11440                             12765                                13204
10/31/97                          10830                             12125                                12572
11/30/97                          10580                             12253                                12509
12/31/97                          10750                             12414                                12666
1/31/98                           10380                             12190                                12474
2/28/98                           11250                             13336                                13604
3/31/98                           11710                             13895                                14284
4/30/98                           12140                             14084                                14430
5/31/98                           11240                             13505                                13694
6/30/98                           11840                             13887                                14303
7/31/98                           10950                             13292                                13584
8/31/98                            8430                             10755                                10856
9/30/98                            9320                             11569                                11633
10/31/98                           9720                             12420                                12214
11/30/98                          10240                             13258                                13080
12/31/98                          11630                             14631                                14622
1/31/99                           12620                             15070                                15067
2/28/99                           11490                             14333                                14057
3/31/99                           12460                             15131                                14961
4/30/99                           13380                             15821                                15612
5/31/99                           13190                             15617                                15609
6/30/99                           14550                             16707                                16750
7/31/99                           14550                             16175                                16500
8/31/99                           15170                             16007                                16366
9/30/99                           15370                             15871                                16527
10/31/99                          16850                             17098                                17894
11/30/99                          18550                             18869                                19831
12/31/99                          23050                             22136                                23322
1/31/2000                         22990                             22132                                22939
2/29/2000                         31010                             26784                                28179
3/31/2000                         27110                             26812                                27471
4/30/2000                         23510                             24209                                25013
5/31/2000                         21420                             22445                                23172
6/30/2000                         27680                             24826                                26003
7/31/2000                         25960                             23254                                25267
8/31/2000                         31340                             26761                                28492
9/30/2000                         29655                             25453                                27637
10/31/2000                        24772                             23711                                25860
11/30/2000                        17834                             18558                                21386
12/31/2000                        19207                             19536                                22823
1/31/2001                         19746                             20651                                23346
2/28/2001                         14517                             17079                                20173
3/31/2001                         11669                             14635                                17942
4/30/2001                         14049                             17074                                20233
5/31/2001                         13836                             16994                                20266
6/30/2001                         14009                             17003                                20154
7/31/2001                         12859                             15857                                19078
8/31/2001                         11536                             14707                                17750
9/30/2001                          9787                             12277                                15198
10/31/2001                        10336                             13567                                16181
11/30/2001                        11089                             15028                                17535
12/31/2001                        11435                             15599                                18216
1/31/2002                         10916                             15092                                17640
2/28/2002                         10021                             14237                                16739
3/31/2002                         10682                             15323                                17812
4/30/2002                         10723                             14512                                17181
5/31/2002                         10275                             14079                                16647
6/30/2002                          9532                             12525                                15173
7/31/2002                          8586                             11308                                13611
8/31/2002                          8373                             11269                                13477
9/30/2002                          7955                             10374                                12581
10/31/2002                         8230                             11177                                13265
11/30/2002                         8484                             12052                                14014
12/31/2002                         7955                             11324                                13147
1/31/2003                          7884                             11213                                12967
2/28/2003                          7711                             11115                                12775
3/31/2003                          7793                             11322                                12949
4/30/2003                          8189                             12093                                13836
5/31/2003                          8800                             13257                                15001
6/30/2003                          8871                             13446                                15235
7/31/2003                          9217                             13926                                15793
8/31/2003                          9807                             14693                                16600
9/30/2003                          9461                             14408                                16077
10/31/2003                        10326                             15570                                17358
11/30/2003                        10428                             15986                                17759
12/31/2003                        10000                             16161                                17845
1/31/2004                         10336                             16694                                18325
2/29/2004                         10377                             16974                                18561
3/31/2004                         10275                             16942                                18565
4/30/2004                          9797                             16464                                17872
5/31/2004                         10133                             16852                                18255
6/30/2004                         10255                             17120                                18673
7/31/2004                          9197                             15987                                17347
8/31/2004                          8963                             15789                                17016
9/30/2004                          9298                             16379                                17776
10/31/2004                         9583                             16935                                18276
11/30/2004                        10092                             17809                                19281
12/31/2004                        10662                             18662                                20112

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE PBHG GROWTH II PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. The PBHG Growth II Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since December 31, 2004. Securities of smaller sized companies involve greater risk and price volatility than larger, more established companies. The Portfolio's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance would have been lower. Investors considering the PBHG Growth II Portfolio should have a long-term investment horizon. The PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the fees and charges associated with the variable annuity provider. Early withdrawals may result in tax penalties as well as any sales charges assessed by the variable annuity provider. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. The PBHG Growth II Portfolio commenced operations on April 30, 1997. For more information on the Russell Midcap(R) Growth Index and the Lipper Mid-Cap Growth Funds Average please see the PBHG Disclosure Notes on page 15.

SECTOR WEIGHTINGS AT DECEMBER 31, 2004

[Pie chart omitted -- plot points are as follows:]

Consumer Cyclical                            25%
Financial                                     3%
Health Care                                  14%
Industrial                                    9%
Repurchase Agreement                          2%
Services                                     13%
Technology                                   33%

% of Total Portfolio Investments


TOP TEN COMMON STOCK HOLDINGS AT DECEMBER 31, 2004

Apollo Group, Cl A                                3.9%
Cognizant Technology Solutions, Cl A              3.5%
Corporate Executive Board                         3.2%
Coach                                             2.6%
Zebra Technologies, Cl A                          2.6%
Cognos                                            2.6%
Autodesk                                          2.4%
Avid Technology                                   2.3%
Marvell Technology Group                          2.0%
Chicago Mercantile Exchange Holdings              2.0%
--------------------------------------------------------------------------------
COMBINED TOP TEN COMMON STOCK
HOLDINGS AS A % OF TOTAL PORTFOLIO
INVESTMENTS IN COMMON STOCK                      27.1%
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                                      Market
Description                           Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.2%
CONSUMER CYCLICAL -- 24.7%
APPAREL MANUFACTURERS -- 4.0%
Coach*                                 24,900   $       1,404
Polo Ralph Lauren                      16,800             716
                                                -------------
                                                        2 ,120
--------------------------------------------------------------------------------
CASINO HOTELS -- 1.8%
MGM Mirage*                             4,420             321
Station Casinos                        11,900             651
                                                -------------
                                                          972
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.3%
International Game Technology           5,000             172
                                                -------------
                                                          172
--------------------------------------------------------------------------------
CRUISE LINES -- 1.7%
Royal Caribbean Cruises                16,600             904
                                                -------------
                                                          904
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 2.3%
CDW                                     9,900             657
Fastenal                                8,900             548
                                                -------------
                                                        1,205
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 0.3%
Starwood Hotels & Resorts Worldwide     2,400             140
                                                -------------
                                                          140
--------------------------------------------------------------------------------
RADIO -- 0.6%
XM Satellite Radio Holdings, Cl A*      7,800             293
                                                -------------
                                                          293
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 3.1%
American Eagle Outfitters              13,700             645
Chico's FAS*                            7,400             337
Nordstrom                               6,700             313
Pacific Sunwear of California          16,250             362
                                                -------------
                                                        1,657
--------------------------------------------------------------------------------
RETAIL-AUTO PARTS -- 1.0%
O'Reilly Automotive*                   12,000             541
                                                -------------
                                                          541
--------------------------------------------------------------------------------
RETAIL-CATALOG SHOPPING -- 0.5%
MSC Industrial Direct, Cl A             7,400             266
                                                -------------
                                                          266
--------------------------------------------------------------------------------
RETAIL-GARDENING PRODUCTS -- 1.3%
Tractor Supply*                        18,800             700
                                                -------------
                                                          700
--------------------------------------------------------------------------------
RETAIL-MAIL ORDER -- 1.4%
Williams-Sonoma*                       21,700             760
                                                -------------
                                                          760
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    Market
Description                            Shares     Value (000)
--------------------------------------------------------------------------------

RETAIL-OFFICE SUPPLIES -- 1.0%
Staples                                16,200   $         546
                                                -------------
                                                          546
--------------------------------------------------------------------------------
RETAIL-PET FOOD & SUPPLIES -- 3.3%
Petco Animal Supplies*                 25,000             987
Petsmart                               21,900             778
                                                -------------
                                                        1,765
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.6%
PF Chang's China Bistro*                8,900             502
Sonic*                                 12,000             366
                                                -------------
                                                          868
--------------------------------------------------------------------------------
TELEVISION -- 0.5%
Univision Communications, Cl A*         9,300             272
                                                -------------
                                                          272
                                                -------------
TOTAL CONSUMER CYCLICAL (COST $9,825)                  13,181
--------------------------------------------------------------------------------
FINANCIAL -- 3.1%
FIDUCIARY BANKS -- 0.7%
Investors Financial Services            7,800             390
                                                -------------
                                                          390
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 0.4%
First Marblehead*                       3,700             208
                                                -------------
                                                          208
--------------------------------------------------------------------------------
FINANCE-OTHER SERVICES -- 2.0%
Chicago Mercantile Exchange Holdings    4,700           1,075
                                                -------------
                                                        1,075
                                                -------------
TOTAL FINANCIAL (COST $1,124)                           1,673
--------------------------------------------------------------------------------
HEALTH CARE -- 14.0%
DENTAL SUPPLIES & EQUIPMENT -- 1.7%
Dentsply International                 16,100             905
                                                -------------
                                                          905
--------------------------------------------------------------------------------
DIAGNOSTIC EQUIPMENT -- 0.7%
Gen-Probe*                              8,100             366
                                                -------------
                                                          366
--------------------------------------------------------------------------------
DIAGNOSTIC KITS -- 0.4%
Dade Behring Holdings*                  3,900             218
                                                -------------
                                                          218
--------------------------------------------------------------------------------
HOSPITAL BEDS/EQUIPMENT -- 1.1%
Kinetic Concepts*                       7,700             588
                                                -------------
                                                          588
--------------------------------------------------------------------------------
MEDICAL IMAGING SYSTEMS -- 0.2%
Given Imaging*                          3,000             108
                                                -------------
                                                          108
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 2.2%
St. Jude Medical*                      12,600             528
Techne*                                16,600             646
                                                -------------
                                                        1,174
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO


--------------------------------------------------------------------------------
                                                     Market
Description                             Shares    Value (000)
--------------------------------------------------------------------------------

MEDICAL LABS & TESTING SERVICES -- 0.4%
Covance*                                5,900   $         229
                                                -------------
                                                          229
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.4%
Henry Schein*                           7,700             536
Varian Medical Systems*                17,300             748
                                                -------------
                                                        1,284
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 2.8%
Affymetrix*                             6,000             219
Celgene*                               28,000             743
Integra LifeSciences Holdings*          2,600              96
Invitrogen*                             6,700             450
                                                -------------
                                                        1,508
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
Select Medical                          3,300              58
                                                -------------
                                                           58
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.6%
Caremark Rx*                            7,600             300
-                                                -------------
                                                          300
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 1.1%
Resmed*                                12,000             613
                                                -------------
                                                          613
--------------------------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 0.3%
VCA Antech*                             7,400             145
                                                -------------
                                                          145
                                                -------------
TOTAL HEALTH CARE (COST $5,052)                         7,496
--------------------------------------------------------------------------------
INDUSTRIAL -- 8.7%
AEROSPACE/DEFENSE -- 0.6%
Armor Holdings*                         6,600             310
                                                -------------
                                                          310
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.8%
Trimble Navigation*                    12,800             423
                                                -------------
                                                          423
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.6%
L-3 Communications Holdings             4,700             344
                                                -------------
                                                          344
--------------------------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.3%
Symbol Technologies                    10,700             185
                                                -------------
                                                          185
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 1.5%
Cognex                                 28,400             792
                                                -------------
                                                          792
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.8%
Fisher Scientific International*        6,900             431
                                                -------------
                                                          431
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

MACHINERY-PRINT TRADE -- 2.6%
Zebra Technologies, Cl A*              24,350   $       1,370
                                                -------------
                                                        1,370
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 1.5%
Precision Castparts                    11,900             782
                                                -------------
                                                          782
                                                -------------
TOTAL INDUSTRIAL (COST $3,658)                          4,637
--------------------------------------------------------------------------------
SERVICES -- 13.0%
ADVERTISING SERVICES -- 1.1%
Getty Images*                           8,600             592
                                                -------------
                                                          592
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.5%
Alliance Data Systems*                  5,900             280
                                                -------------
                                                          280
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 4.3%
CACI International, Cl A*               6,900             470
Cognizant Technology Solutions, Cl A*  43,500           1,842
                                                -------------
                                                        2,312
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 3.2%
Corporate Executive Board              25,700           1,720
                                                -------------
                                                        1,720
--------------------------------------------------------------------------------
SCHOOLS -- 3.9%
Apollo Group, Cl A*                    25,628           2,068
                                                -------------
                                                        2,068
                                                -------------
TOTAL SERVICES (COST $3,167)                            6,972
--------------------------------------------------------------------------------
TECHNOLOGY -- 33.2%
APPLICATIONS SOFTWARE -- 1.2%
Intuit*                                10,800             475
Verint Systems*                         4,500             164
                                                -------------
                                                          639
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 1.2%
Nextel Partners, Cl A*                 34,100             666
                                                -------------
                                                          666
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 2.2%
Avid Technology*                       19,500           1,204
                                                -------------
                                                        1,204
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 2.4%
Autodesk                               33,400           1,268
                                                -------------
                                                        1,268
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.5%
Micros Systems*                         3,500             273
                                                -------------
                                                          273
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.5%
Network Appliance*                     24,800             824
                                                -------------
                                                          824
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO


--------------------------------------------------------------------------------
                                                    Market
Description                            Shares    Value (000)
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 2.6%
Cognos*                                31,100   $       1,370
                                                -------------
                                                        1,370
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.3%
Jabil Circuit*                         27,300             698
                                                -------------
                                                          698
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.1%
Broadcom, Cl A*                        21,900             707
Microchip Technology                    5,900             157
Omnivision Technologies*               10,000             183
Silicon Laboratories*                  12,800             452
Skyworks Solutions*                    17,900             169
                                                -------------
                                                        1,668
--------------------------------------------------------------------------------
INTERNET CONTENT-ENTERTAINMENT -- 0.8%
Shanda Interactive Entertainment ADR*   9,700             412
                                                -------------
                                                          412
--------------------------------------------------------------------------------
INTERNET CONTENT-INFORMATION/NETWORKS-- 1.2%
Ask Jeeves*                            19,400             519
Infospace*                              3,000             143
                                                -------------
                                                          662
--------------------------------------------------------------------------------
INTERNET SECURITY -- 1.5%
McAfee*                                26,800             775
Symantec*                               1,800              47
                                                -------------
                                                          822
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 2.9%
Foundry Networks*                      17,000             224
Juniper Networks*                      35,800             973
Polycom*                               14,900             348
                                                -------------
                                                        1,545
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 5.1%
Cypress Semiconductor*                 27,000             317
Emulex*                                25,500             429
Linear Technology                      12,900             500
Marvell Technology Group*              30,800           1,093
Sigmatel*                              10,300             366
                                                -------------
                                                        2,705
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 3.3%
Lam Research*                          33,500             968
Varian Semiconductor Equipment Associates*21,100          778
                                                -------------
                                                        1,746
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 2.4%
Adtran                                  9,000             172
Harris                                 10,100             624
Plantronics                             7,800             324
Tekelec*                                7,500             153
                                                -------------
                                                        1,273
                                                -------------
TOTAL TECHNOLOGY (COST $13,107)                        17,775
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     Shares/Face      Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.5%
TRANSPORT-SERVICES -- 0.5%
Expeditors International Washington     4,700   $         263
                                                -------------
                                                          263
                                                -------------
TOTAL TRANSPORTATION (COST $234)                          263
                                                -------------
TOTAL COMMON STOCK (COST $36,167)                      51,997
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.5%
Morgan Stanley 2.14%, dated 12/31/04,
   to be repurchased on 01/03/05,
   repurchase price $1,364,489
   (collateralized by a U.S. Government
   obligation, par value
   $1,430,000, 0.00%, 11/04/05,
   total market value $1,394,250)(A)   $1,364           1,364
                                                -------------
TOTAL REPURCHASE AGREEMENT (COST $1,364)                1,364
                                                -------------
TOTAL INVESTMENTS-- 99.7% (COST $37,531)               53,361
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.3%
Payable for investment advisory fees                      (39)
Payable for administrative fees                            (6)
Payable for trustees' fees                                 (3)
Other assets and liabilities, net                         182
                                                -------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                   134
                                                -------------
NET ASSETS -- 100.0%                            $      53,495
                                                =============
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value, unlimited
   authorization) based on 5,103,142
   outstanding shares of beneficial interest    $     302,891
Accumulated net realized loss on investments         (265,226)
Net unrealized appreciation on investments             15,830
                                                -------------
NET ASSETS                                      $      53,495
                                                =============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $10.48
                                                       ======

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class Cost figures are shown with "000's" omitted.

Cost figures are shown with "000's" omitted

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

STATEMENT OF OPERATIONS (000)
FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
     Dividends .....................................................  $   112
     Interest ......................................................       22
                                                                      -------
        Total Investment Income ....................................      134
                                                                      -------
EXPENSES:
     Investment Advisory Fees ......................................      496
     Administrative Fees ...........................................       84
     Printing Fees .................................................       32
     Transfer Agent Fees ...........................................       25
     Professional Fees .............................................       18
     Custodian Fees ................................................       12
     Trustees' Fees ................................................       10
     Other Fees ....................................................        4
                                                                      -------
          Total Expenses ...........................................      681
                                                                      -------
NET INVESTMENT LOSS ................................................     (547)
                                                                      -------
Net Realized Gain from Security Transactions .......................    3,273
Net Change in Unrealized Appreciation on Investments ...............      594
                                                                      -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................    3,867
                                                                      -------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................  $ 3,320
                                                                      =======


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003, RESPECTIVELY


                                                                                                    01/01/04               01/01/03
                                                                                                       to                     to
                                                                                                    12/31/04               12/31/03
                                                                                                   ----------              --------

INVESTMENT ACTIVITIES:
   Net Investment Loss .................................................................             $   (547)             $   (700)
   Net Realized Gain from Security Transactions ........................................                3,273                 8,334
   Net Change in Unrealized Appreciation on Investments ................................                  594                10,047
                                                                                                     --------              --------
   Net Increase in Net Assets Resulting from Operations ................................                3,320                17,681
                                                                                                     --------              --------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued .......................................................................                2,802                20,485
   Shares Redeemed .....................................................................              (24,545)              (42,669)
                                                                                                     --------              --------
   Decrease in Net Assets Derived from Capital Share Transactions ......................              (21,743)              (22,184)
                                                                                                     --------              --------
   Total Decrease in Net Assets ........................................................              (18,423)               (4,503)
                                                                                                     --------              --------
NET ASSETS:
   Beginning of Year ...................................................................               71,918                76,421
                                                                                                     --------              --------
   End of Year .........................................................................             $ 53,495              $ 71,918
                                                                                                     ========              ========
SHARES ISSUED AND REDEEMED:
   Shares Issued .......................................................................                  285                 2,413
   Shares Redeemed .....................................................................               (2,495)               (4,869)
                                                                                                     --------              --------
   Net Decrease in Shares Outstanding ..................................................               (2,210)               (2,456)
                                                                                                     ========              ========


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR
FOR THE YEARS ENDED DECEMBER 31




                                                              Net
                    Net                                  Realized and
                   Asset                                  Unrealized                             Distributions
                  Value,                  Net              Gains or                 Total            from
                 Beginning            Investment            Losses                  from            Capital               Total
                  of Year                Loss            on Securities           Operations          Gains            Distributions
------------------------------------------------------------------------------------------------------------------------------------

  2004           $  9.83                  $(0.09)1          $ 0.74                 $ 0.65               --                   --
  2003              7.82                   (0.08)1            2.09                   2.01               --                   --
  2002             11.24                   (0.13)            (3.29)                 (3.42)              --                   --
  2001             18.88                   (0.07)1           (7.57)                 (7.64)              --                   --
  2000             23.05                   (0.06)            (3.62)                 (3.68)          $(0.49)              $(0.49)




                                                                                               Ratio                Ratio
                  Net                                   Net                                   of Net             of Expenses
                 Asset                                Assets,             Ratio             Investment           to Average
                Value,                                  End            of Expenses             Loss              Net Assets
                  End            Total                of Year          to Average           to Average           (Excluding
                of Year         Return                 (000)           Net Assets           Net Assets            Waivers)
-----------------------------------------------------------------------------------------------------------------------------------

  2004          $10.48           6.61%              $  53,495              1.17%              (0.94)%              1.17%
  2003            9.83          25.70%                 71,918              1.10%              (0.90)%              1.10%
  2002            7.82         (30.43)%                76,421              1.12%              (0.89)%              1.12%
  2001           11.24         (40.47)%               154,096              1.07%              (0.57)%              1.07%
  2000           18.88         (16.67)%               368,948              1.05%              (0.42)%              1.05%


                   Ratio
                  of Net
                Investment
                   Loss
                to Average
                Net Assets            Portfolio
                (Excluding            Turnover
                 Waivers)               Rate
-----------------------------------------------

  2004            (0.94)%              37.53%
  2003            (0.90)%             194.63%
  2002            (0.89)%             169.74%
  2001            (0.57)%             163.56%
  2000            (0.42)%             145.87%


1 Per share calculations were performed using the average shares for the year.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2004

1.  ORGANIZATION

PBHG Growth II Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Large Cap Growth Concentrated Portfolio (the "Large Cap Growth Concentrated Portfolio") (formerly the PBHG Select 20 Portfolio), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"),the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Large Cap Growth Concentrated Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Large Cap Growth Portfolio, the Large Cap Growth Concentrated Portfolio, the Mid-Cap Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio, the Small Cap Portfolio or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At December 31, 2004, 52% and 22% of the outstanding shares of the Portfolio were held by the separate accounts of two participating insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS --
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. If a security price cannot be obtained from an independent, third-party pricing agent, SEI Investments Global Funds Services (the "Sub-Administrator") shall seek to obtain a bid price from at least one independent broker. Old Mutual Fund Services (the "Administrator") shall supply the Sub-Administrator with the appropriate broker contact(s), and, to ensure independence, the Sub-Administrator will contact the broker(s) at least on a weekly basis in order to obtain an independent quotation. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

COMPENSATING BALANCES -- Per the terms of an informal agreement with Wachovia Bank, N.A. the custodian of the Portfolio, if the Portfolio has a cash overdraft in excess of $100,000 on a given day, it is required to leave 112% in compensating balance with

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Wachovia Bank, N.A., on the following day. If the Portfolio has a positive cash balance in excess of $100,000 on a given day, it is allowed to overdraw 90% of the balance with Wachovia Bank, N.A. on the following day. The Portfolio did not have any compensating balances with Wachovia Bank, N.A. at December 31, 2004.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets.

COMMISSION RECAPTURE -- Liberty Ridge Capital, Inc. (formerly known as Pilgrim Baxter & Associates, Ltd.) (the "Adviser") may direct Portfolio trades to brokers who compensate the Portfolio, in cash, based on a percentage of related trading commissions. Such payments are reported as realized gains. During the year ended December 31, 2004, the Portfolio received $638 under these arrangements.

REDEMPTION FEES -- The Portfolio will generally impose a 2% redemption/exchange fee on total redemption proceeds of any shareholder redeeming shares (including redemption by exchange) of the Portfolio within 10 calendar days of their purchase. The 2% redemption fee will not be charged on transactions involving, among other things, (i) total or partial redemption of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees, (ii) total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Fund to waive or not to impose redemption fees, and (iii) because of systems limitations of certain intermediaries, preexisting contrary legal covenants and agreements with intermediaries and general marketplace resistance. As a result of such limitations, no redemption fees were imposed during the period because all shareholders of the Portfolio are in omnibus accounts.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the first $1 billion of the average daily net assets of the Portfolio, 0.80% of the next $500 million of the average daily net assets of the Portfolio, 0.75% of the next $500 million of the average net assets of the Portfolio, 0.70% of the next $500 million of the average daily net assets of the Portfolio, and 0.65% of the average daily net assets of the Portfolio in excess of $2.5 billion. Prior to December 9, 2004, the annual rate was 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an Expense Limitation Agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. No amounts have been recaptured by the Adviser during the year ended December 31, 2004.

Old Mutual Fund Services, an indirect, wholly-owned subsidiary of the Old Mutual
(US) Holdings Inc., parent company of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. As of October 1, 2004, the Administrator receives a fee, for these administrative services, which is calculated daily and paid monthly, at an annual rate of 0.1227% of the average daily net assets of the Portfolio. Prior to October 1, 2004, the annual rate was 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of the Old Mutual (US) Holdings Inc. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid a portion of the Administrator's fees equal to the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Certain officers of the Fund are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor. These interested persons received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the year ended December 31, 2004, amounted to $21,225,996 and $41,679,556, respectively.

5.  FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2004, primarily attributable to certain net operating losses, are not available for tax purposes to offset future income
(000):
                                           INCREASE
                                         UNDISTRIBUTED
               DECREASE                 NET INVESTMENT
            PAID-IN-CAPITAL                 INCOME
           ----------------             --------------
                 $(547)                      $547

This reclassification had no effect on net assets or net asset value per share.

No dividends or distributions were declared during the years ended December 31, 2004 and December 31, 2003, respectively.

As of December 31, 2004, the components of accumulated losses were as follows
(000):

Capital loss carryforwards expiring:
           December 2008                     $ (20,726)
           December 2009                      (215,474)
           December 2010                       (28,813)
Unrealized appreciation                         15,617
                                             ---------
                                             $(249,396)
                                             =========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years. During the year ended December 31, 2004, the Portfolio utilized $3,105
(000) of capital loss carryforwards to offset net realized capital gains.

At December 31, 2004, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were different from amounts reported for financial reporting purposes primarily due to losses from wash sales disallowed for tax purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at December 31, 2004 were as follows (000):

      FEDERAL                                         NET
        TAX        UNREALIZED      UNREALIZED     UNREALIZED
       COST       APPRECIATION    DEPRECIATION   APPRECIATION
     ---------    -------------   -------------  -------------
      $37,744        $16,575         $(958)         $15,617

6.  CONCENTRATIONS/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as technology and consumer cyclicals in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

7.  LINE OF CREDIT

Until June 3, 2004, the Portfolio was able to borrow an amount up to its prospectus- defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit bore interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family paid an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio was allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings under the line of credit at any time during the year ended December 31, 2004. Effective June 3, 2004, the line of credit was discontinued for the PBHG Fund Family.

8. INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds, PBHG Insurance Series Fund and Old Mutual Advisor Funds (together, the "Trusts"), on behalf of each series portfolio of the Trusts (collectively the "Lending Funds" and individually the "Lending Fund") a Lending Fund may borrow or lend an amount up to its prospectus-defined limitations from or to other funds. All such borrowing and lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and the Adviser.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Lending Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).

The Portfolio had no outstanding borrowings or loans under the interfund lending agreement at December 31, 2004, or at any time during the year ended December 31, 2004.

9.  LITIGATION WITH RESPECT TO THE
    INVESTMENT ADVISER

On June 21, 2004, the Adviser entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all of their charges related to "market timing" activity in the PBHG Funds, an investment company in the same mutual fund complex as the Fund. In the settlements, the Adviser, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements required the Adviser to pay $40 million in disgorgement and $50 million in civil penalties, and effective October 1, 2004, to reduce management fees for all of the Fund's and the PBHG Funds' portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the following five years. The Adviser, and not the Fund nor the Fund's shareholders nor the PBHG Funds nor the PBHG Funds' shareholders, will bear all the costs of complying with the settlements, including restitution, civil penalties and associated fees related to these regulatory proceedings. The Adviser has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders or PBHG Funds or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees. The settlements require the Adviser to operate in accordance with enhanced corporate governance policies and practices.

Under the NYAG settlement, if certain terms and undertakings in that settlement are not met, the NYAG settlement stipulates that the Adviser shall promptly terminate its management of PBHG Insurance Series Fund. In this event, PBHG Insurance Series Fund's Board of Trustees would be required to seek new management or consider other alternatives.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class action and shareholder derivative suits (the "Litigation"), have been filed against the Adviser, PBHG Funds, and certain related and unrelated parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits were originally filed in Federal and state courts, but have since all been consolidated in the United States District Court for the District of Maryland. The lawsuits seek such remedies as compensatory damages, restitution, rescission of the management and other contracts between PBHG Funds and the Adviser and certain of its affiliates, removal of the Adviser as investment adviser of PBHG Funds, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorney's and experts' fees.

At this stage of the Litigation, the Adviser believes that it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against the Adviser, PBHG Funds or any named defendant. While it is currently too early to predict the result of the Litigation, the Adviser does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Fund. However, the Adviser is currently unable to gauge the level of shareholder redemptions that may result from the news of these pending lawsuits. Redemptions may require the Fund's portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the portfolios.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
PBHG GROWTH II PORTFOLIO

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PBHG Growth II Portfolio (a portfolio of the PBHG Insurance Series Fund, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 9, 2005

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER MID-CAP GROWTH FUNDS AVERAGE represents 544 mutual funds classified by Lipper, Inc. in the Mid-Cap Growth category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index comprised of the mid-cap securities in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap(R) Growth Index (the "Index") and the Lipper Mid-Cap Growth Funds Average (the "Average") are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of January 26, 2005

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, a registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Liberty Ridge Capital, Inc., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-800-433-0051.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
--------------------------------------------------------------------------------



                                         TERM OF                                          NUMBER OF            OTHER
    NAME,              POSITION         OFFICE OF                                      PORTFOLIOS IN        DIRECTORSHIPS
   ADDRESS,            HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN          HELD
   AND AGE             THE FUND        TIME SERVED         DURING PAST 5 YEARS           BY TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

 Leigh A. Wilson       Chairman of      Trustee      Chief Executive Officer, New Century     26    Trustee, The Victory
 (60)                   the Board      since 2005    Living, Inc. (older adult housing)             Portfolios since 1992,
                                                     since 1992. Director, Chimney                  The Victory Institutional
                                                     Rock Winery LLC, 2000 to 2004, and             Funds since 2003 and
                                                     Chimney Rock Winery Corp (winery),             The Victory Variable Insurance
                                                     1985 to 2004.                                  Funds since 1998 (investment
                                                                                                    companies - 22 total
                                                                                                    portfolios). Trustee, PBHG
                                                                                                    Funds, since 2005.
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson    Trustee          Trustee      Chief Financial Officer, The             26    Director, The Triumph
(60)                                   since 1997    Triumph Group, Inc.                            Group, Inc. since 1992.
                                                     (manufacturing) since 1992.                    Trustee, PBHG Funds
                                                                                                    since 1995. Trustee, Old
                                                                                                    Mutual Advisor Funds,
                                                                                                    since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards      Trustee          Trustee      Consultant, Syrus Associates             26    Trustee, EQ Advisors (investment
(58)                                   since 1997    (business and marketing consulting             company-37 portfolios) since
                                                     firm), 1986 to 2002.                           1997. Trustee, PBHG Funds,
                                                                                                    since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller       Trustee          Trustee      Senior Vice President,                   26    Trustee, PBHG Funds, since 1995.
(70)                                   since 1997    Cherry & Webb, CWT
                                                     Specialty Stores, 1995 to
                                                     2000. Advisor and Secretary,
                                                     the Underwoman Shoppes Inc.
                                                     (retail clothing stores)
                                                     1980 to 2002. Retired.
------------------------------------------------------------------------------------------------------------------------------------
*Trustee of the Trust until such time as his or her successor is duly elected and appointed.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock**     President       President     Director, President and Chief
(48)                                     since       Executive Officer since 2004,
                                         2003        Old Mutual Capital, Inc. Trustee
                                                     and President since 2004, Old
                                                     Mutual Advisor Funds. Chief
                                                     Executive Officer, President and
                                                     Director since 2003 and Chief
                                                     Operating Officer in 2003, Liberty
                                                     Ridge Capital. Chief Executive
                                                     Officer and Trustee since 2003,
                                                     Old Mutual Investment Partners.
                                                     Trustee since 2003, Old Mutual Fund
                                                     Services. Director since 2003, Old
                                                     Mutual Shareholder Services, Inc.
                                                     President since 2003, PBHG Funds.
                                                     President and Chief Executive
                                                     Officer from 1998 to 2003,
                                                     Transamerica Capital, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings**        Vice            Vice        Vice President since 2001, Director
(41)                   President       President     of Sales and Marketing since 2004 and
                                       since 2005    Director of Mutual Fund Operations
                                                     from 1996 to 2001, Liberty Ridge Capital,
                                                     Inc. Vice President since 2003 and
                                                     President from 1999 to 2003, Old Mutual
                                                     Investment Partners. Vice President
                                                     since 2004, President from 1998 to 2004,
                                                     Old Mutual Fund Services. Vice President
                                                     since 2004 and President from 2001 to
                                                     2004, Old Mutual Shareholder Services,
                                                     Inc. Treasurer, Chief Financial Officer
                                                     and Controller from 1997 to 2005 and
                                                     Vice President since 2005, PBHG Funds.
                                                     Treasurer, Chief Financial Officer and
                                                     Controller from 1997 to 2005, PBHG
                                                     Insurance Series Fund. Treasurer,
                                                     Chief Financial Officer and Controller
                                                     from 2004 to 2005, Old Mutual Advisor
                                                     Funds.
------------------------------------------------------------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of January 26, 2005
--------------------------------------------------------------------------------
OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                                 TERM OF
                         POSITION               OFFICE AND
NAME, ADDRESS            HELD WITH               LENGTH OF                               PRINCIPAL OCCUPATION(S)
   AND AGE               THE FUND               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux       Senior Vice        Senior Vice President           Senior Vice President since 2005, PBHG Funds. President
(61)                      President        since 2005. Employed for         since May 2002, EJV Financial Services, LLC.
                                           an initial term of three         Director, Deutsche Bank (and predecessor companies)
                                           years and thereafter for         and Executive Vice President and Chief
                                          successive one year terms         Administrative Officer, Investment Company
                                          unless terminated prior to        Capital Corp (registered investment advisor and
                                             the end of the then            registered transfer agent) from 1987 to 2002.
                                                current term.
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr**          Vice President         Vice President               Chief Operating Officer since 2004, Senior
(42)                    and Secretary          and Secretary                Vice President since 2001, and General Counsel
                                                 since 1997                 and Secretary since 1996, Liberty Ridge Capital, Inc.
                                                                            Executive Vice President, Secretary and General
                                                                            Counsel since 2004, Old Mutual Capital, Inc. Chief
                                                                            Operating Officer since 2004 and General Counsel and
                                                                            Secretary since 1998, Old Mutual Investment Partners.
                                                                            General Counsel and Secretary since 1998,
                                                                            Old Mutual Fund Services. General Counsel and Secretary
                                                                            since 2001, Old Mutual Shareholder Services, Inc. Vice
                                                                            President and Secretary since 2004, Old Mutual
                                                                            Advisor Funds. Vice President and Secretary since 1997,
                                                                            PBHG Funds. General Counsel and Secretary
                                                                            from 1996 to 2002, Pilgrim Baxter Value Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon**            Vice              Vice President               Vice President and Chief Compliance Officer since
(41)                      President           since 2001 and                2001, Liberty Ridge Capital, Inc. Vice President
                          and Chief          Chief Compliance               and Chief Compliance Officer since 2004, Old Mutual
                          Compliance         Officer since 2004             Capital, Inc. Vice President, Chief Compliance
                           Officer                                          Officer and Registered Principal since 2001, Old Mutual
                                                                            Investment Partners. Chief Compliance Officer since
                                                                            2001, Old Mutual Fund Services. Chief Compliance
                                                                            Officer since 2001, Old Mutual Shareholder Services,
                                                                            Inc. Vice President and Chief Compliance Officer since
                                                                            2004, Old Mutual Advisor Funds. Vice President since
                                                                            2001 and Chief Compliance Officer since 2004, PBHG
                                                                            Funds. Chief Compliance Officer from 2001 to 2002,
                                                                            Pilgrim Baxter Value Investors, Inc. Chief Compliance
                                                                            Officer from 2001 to 2003, Pilgrim Baxter Private
                                                                            Equity Advisor. Vice President and Deputy
                                                                            Compliance Director from 1995 to 2001,
                                                                            Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III**  Vice President      Vice President and             Senior Vice President, Deputy General Counsel and
(44)                     and Assistant      Assistant Secretary             Assistant  Secretary since 2004, Old Mutual Capital,
                           Secretary              since 2002                Inc. Deputy General Counsel since 2004, Vice
                                                                            President and Assistant Secretary since 2001 and
                                                                            Senior Legal Counsel from 2001 to 2004, Liberty
                                                                            Ridge Capital, Inc. Senior Vice President and Deputy
                                                                            General Counsel since 2004, Assistant Secretary since
                                                                            2001 and Senior Legal Counsel and Vice President from
                                                                            2001 to 2004, Old Mutual Investment Partners. Senior
                                                                            Vice President and Deputy General Counsel since 2004,
                                                                            Assistant Secretary since 2001 and Senior Legal
                                                                            Counsel and Vice President from 2001 to 2004, Old
                                                                            Mutual Fund Services. Senior Vice President
                                                                            and Deputy General Counsel since 2004, Assistant
                                                                            Secretary since 2001 and Senior Legal Counsel and
                                                                            Vice President from 2001 to 2004, Old Mutual
                                                                            Shareholder Services, Inc. Vice President and
                                                                            Assistant Secretary since 2004, Old Mutual Advisor
                                                                            Funds. Vice President and Assistant Secretary since
                                                                            2001, PBHG Funds. Senior Counsel and Assistant
                                                                            Secretary from 2001 to 2002, Pilgrim Baxter Value
                                                                            Investors, Inc. Director and Senior Counsel from
                                                                            1997 to 2001, Merrill Lynch Investment Managers, L.P.
                                                                            and Princeton Administrators,  L.P. and holding
                                                                            various other positions with these companies from
                                                                            1991 to 1997. Secretary of various Merrill Lynch
                                                                            and Mercury open-end funds, as well as Somerset
                                                                            Exchange Fund and The Europe Fund, Inc. until
                                                                            December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner**       Treasurer,     Treasurer, Chief Financial         Fund Administration Manager since 2000, Liberty
(34)                        Chief           Officer, Controller             Ridge Capital, Inc. and Old Mutual Fund Services.
                          Financial              since 2005                 Treasurer, Chief Financial Officer
                           Officer,                                         and Controller since 2005 and Assistant Treasurer
                          Controller                                        from 2000 to 2005, PBHG Funds. Assistant Treasurer
                                                                            from 2000 to 2005, PBHG Insurance Series Fund.
                                                                            Assistant Treasurer since 2004, Old Mutual Advisor
                                                                            Funds. Fund Accounting Manager from 1997 to 2000, SEI
                                                                            Investments Mutual Funds Services.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne**      Assistant         Assistant Treasurer             Fund Administration Associate since 2001, Liberty
(32)                      Treasurer             since 2001                  Ridge Capital, Inc. and Old Mutual Fund Services.
                                                                            Assistant Treasurer since 2004, Old Mutual Advisor
                                                                            Funds. Assistant Treasurer since 2001, PBHG Funds.
                                                                            Fund Accounting Supervisor from 1999 to 2001 and Fund
                                                                            Accountant from 1998 to 1999, PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------
Michael E. Dresnin**      Assistant          Assistant Secretary            Assistant Vice President, Legal Counsel and Assistant
(32)                      Secretary               Since 2004                Secretary since 2004 for Liberty Ridge Capital, Inc.,
                                                                            Old Mutual Investment Partners, Old Mutual Fund
                                                                            Services and Old Mutual Shareholder Services, Inc.
                                                                            Assistant Secretary of PBHG Insurance Series Fund and
                                                                            Old Mutual Advisor Funds since 2005. Associate from
                                                                            1998 to 2004, Drinker Biddle & Reath LLP (law firm).
------------------------------------------------------------------------------------------------------------------------------------

** Officer of the Trust until such time as his or her successor is duly elected and qualified.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO


Dear Shareholder:

PBHG Large Cap Growth Portfolio outperformed the benchmark Russell 1000(R)Growth Index, helped by strong performance from several technology holdings, but slightly trailed the S&P 500 Index for the year ended December 31, 2004.

PERFORMANCE DISCUSSION

The Portfolio posted favorable results for the first six months of the year, helped by strong returns from some of our largest positions in the health care and technology sectors. However, the summer months, particularly July, eroded our early outperformance. A variety of factors, including Middle East tensions, election concerns, and worries over rising interest rates and inflation, all made for very unsettled market conditions. The technology sector pulled back strongly in July, causing our technology holdings to lag the benchmark on an overall basis. Our performance in this sector was further hampered by a sizable overweight position.

Election worries dissipated in the fourth quarter and energy costs eased toward year-end, fueling a welcome rally in the stock market. The technology sector also made a strong recovery, helping many of our holdings and the overall Portfolio to outperform for the fourth quarter.

Despite the technology sector's mixed results for the year, several stocks made strong contributions to our results. One of these holdings was eBay, which continued to benefit from steady increases in membership and product listings. It is estimated that the listings on eBay increased approximately 42%, or by 412 million listings last year. While this number is impressive, many analysts believe that eBay will exceed this growth rate and have subsequently raised their guidance for calendar year 2005. Another internet-related company that performed well was Yahoo!. While Yahoo! benefited from the strong momentum generated by rival Google's initial public offering, Yahoo! further impressed analysts with its strong revenue and earnings growth numbers that were in line with estimates. Health care and services holdings also contributed favorably to our results for the year.

Other technology industries were not able to fully recover from the volatile market conditions that prevailed for much of the period, particularly semiconductor and computer equipment companies. Among Portfolio holdings having the most significant negative impact on returns for the year were Intel and Cisco Systems. Broadcom and Xilinx also had a difficult period due to concerns over inventory surpluses and slowing business momentum. In the consumer cyclical sector, Bed Bath & Beyond was another holding that detracted from annual returns.

LOOKING FORWARD

We believe there are many positive factors still working to support the stock market. Some of the uncertainty that had been weighing on the market has lifted. The economy continues to improve, supported by low inflation and low interest rates. Furthermore, in our view, the domestic economy still enjoys strong productivity gains, stable unit labor costs, efficient capital markets and a well capitalized banking system. There is a tremendous amount of liquidity still on the sidelines--experts estimate that almost $2 trillion is sitting in money market funds--that could provide the fuel for a market rally. Finally, we believe the market is reasonably valued, business inventories are low and visibility for product demand is improving.

However, concerns still cloud the outlook. Rising oil prices remain worrisome, particularly for their effect on inflation. The market consensus expects interest rates to continue rising at least through mid-year. Disorderly weakness in the dollar, the growing federal budget deficit, and record levels of consumer debt are additional concerns. Middle East tensions, terrorism and the impact of the devastating Indian Ocean earthquake and tsunamis are other factors with which the global markets will have to contend. Given these concerns, we believe investors may be too optimistic in the short term. However, while investor sentiment largely seems optimistic, it appears to be somewhat sector specific rather than broadly pervasive. Bulls are scarce in technology, health care and telecom, and because of this, we believe the latter two sectors may provide some decent investment opportunities for the coming year as upward trends have emerged.

Sincerely,


/S/Michael S. Sutton, CFA
Portfolio Manager

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO


DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in this Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates this Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the six month period ended December 31, 2004. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Six Month Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual return of 5% before expenses during the year and that the expense ratio ("Annualized Expense Ratios for the Six Month Period") for the period is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical result for your Portfolio in the "Expenses Paid During Six Month Period" with the hypothetical examples that appear in the same charts in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If those transactional costs were applied to your account, your costs would be higher.

                                                                                     ANNUALIZED
                                                                                       EXPENSE
                                                                                       RATIOS            EXPENSES
                                            BEGINNING             ENDING               FOR THE          PAID DURING
                                          ACCOUNT VALUE        ACCOUNT VALUE          SIX MONTH          SIX MONTH
                                             6/30/04             12/31/04              PERIOD             PERIOD*
                                       ------------------   ------------------   ------------------ ------------------

Actual Portfolio Return                    $1,000.00             $1,040.40             1.12%               $5.74
Hypothetical 5% Return                      1,000.00              1,019.51             1.12%                5.69

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO                                      (UNAUDITED)


--------------------------------------------------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------

                                                           Annualized        Annualized        Annualized
                                          One Year         Three Year         Five Year       Inception to
                                           Return            Return            Return             Date
-------------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio             8.95%             0.34%            (6.52)%            8.13%
-------------------------------------------------------------------------------------------------------------


          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
    PBHG LARGE CAP GROWTH PORTFOLIO VERSUS THE RUSSELL 1000(R) GROWTH INDEX,
        THE S&P 500 INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

[Line chart omitted -- plot points are as follows:]

                                                                                                                Lipper
                                                                                                               Large-Cap
                              PBHG Large                  S&P 500                 Russell 1000                Growth Funds
                          Cap Growth Portfolio             Index                 Growth Index(R)                Average
4/30/95                           10000                    10000                     10000                        10000
5/31/97                           10500                    10609                     10722                        10726
6/30/97                           10780                    11084                     11151                        11161
7/31/97                           11790                    11966                     12137                        12208
8/31/97                           11430                    11296                     11427                        11690
9/30/97                           11960                    11914                     11989                        12327
10/31/97                          11520                    11516                     11546                        11884
11/30/97                          11420                    12050                     12036                        12125
12/31/97                          11820                    12256                     12171                        12291
1/31/98                           11730                    12392                     12535                        12459
2/28/98                           12960                    13286                     13478                        13464
3/31/98                           13510                    13966                     14015                        14113
4/30/98                           13600                    14107                     14209                        14330
5/31/98                           13140                    13864                     13806                        13962
6/30/98                           14110                    14427                     14651                        14770
7/31/98                           14020                    14274                     14554                        14627
8/31/98                           11690                    12210                     12370                        12239
9/30/98                           12530                    12992                     13320                        13073
10/31/98                          12750                    14049                     14391                        13930
11/30/98                          13540                    14901                     15485                        14884
12/31/98                          15440                    15759                     16882                        16408
1/31/99                           16070                    16418                     17873                        17425
2/28/99                           15190                    15908                     17057                        16740
3/31/99                           16160                    16544                     17955                        17688
4/30/99                           16120                    17185                     17978                        17854
5/31/99                           15460                    16779                     17426                        17324
6/30/99                           16540                    17710                     18646                        18538
7/31/99                           16010                    17157                     18053                        18019
8/31/99                           16140                    17073                     18348                        18001
9/30/99                           16420                    16605                     17963                        17836
10/31/99                          17930                    17655                     19320                        19068
11/30/99                          20120                    18014                     20362                        20130
12/31/99                          25510                    19075                     22480                        22517
1/31/2000                         26030                    18117                     21426                        21628
2/29/2000                         32400                    17774                     22473                        23001
3/31/2000                         31320                    19513                     24082                        24292
4/30/2000                         27910                    18926                     22936                        22985
5/31/2000                         25420                    18537                     21781                        21776
6/30/2000                         30080                    18994                     23432                        23241
7/31/2000                         30040                    18697                     22455                        22753
8/31/2000                         33960                    19859                     24488                        24649
9/30/2000                         32364                    18810                     22171                        23079
10/31/2000                        29128                    18731                     21122                        22072
11/30/2000                        24376                    17254                     18009                        19426
12/31/2000                        25133                    17338                     17439                        19492
1/31/2001                         25205                    17954                     18644                        19944
2/28/2001                         22327                    16317                     15479                        17216
3/31/2001                         19685                    15283                     13794                        15611
4/30/2001                         21313                    16471                     15539                        17144
5/31/2001                         21252                    16581                     15310                        17021
6/30/2001                         20832                    16177                     14955                        16514
7/31/2001                         20074                    16018                     14582                        15997
8/31/2001                         18394                    15015                     13389                        14736
9/30/2001                         16325                    13803                     12053                        13320
10/31/2001                        17042                    14066                     12685                        13838
11/30/2001                        18230                    15145                     13903                        15091
12/31/2001                        18026                    15278                     13877                        15137
1/31/2002                         17278                    15055                     13632                        14804
2/28/2002                         16428                    14764                     13066                        14180
3/31/2002                         17073                    15320                     13518                        14761
4/30/2002                         16489                    14391                     12415                        13793
5/31/2002                         16018                    14285                     12115                        13510
6/30/2002                         15056                    13267                     10994                        12445
7/31/2002                         13560                    12233                     10390                        11509
8/31/2002                         13560                    12313                     10421                        11552
9/30/2002                         12874                    10975                      9340                        10513
10/31/2002                        13478                    11941                     10196                        11347
11/30/2002                        13529                    12644                     10750                        11819
12/31/2002                        12741                    11901                     10008                        10999
1/31/2003                         12608                    11589                      9765                        10767
2/28/2003                         12577                    11415                      9720                        10672
3/31/2003                         13028                    11526                      9901                        10874
4/30/2003                         13673                    12476                     10633                        11645
5/31/2003                         14431                    13133                     11164                        12212
6/30/2003                         14615                    13301                     11317                        12322
7/31/2003                         15117                    13536                     11599                        12656
8/31/2003                         15496                    13799                     11887                        12938
9/30/2003                         15137                    13653                     11760                        12696
10/31/2003                        16223                    14425                     12421                        13453
11/30/2003                        16459                    14552                     12551                        13554
12/31/2003                        16715                    15315                     12985                        13939
1/31/2004                         17298                    15596                     13250                        14188
2/29/2004                         17268                    15813                     13334                        14262
3/31/2004                         17145                    15574                     13087                        14091
4/30/2004                         16612                    15330                     12935                        13792
5/31/2004                         17176                    15540                     13176                        14064
6/30/2004                         17503                    15842                     13340                        14261
7/31/2004                         16254                    15318                     12586                        13431
8/31/2004                         15988                    15380                     12524                        13327
9/30/2004                         16541                    15546                     12643                        13607
10/31/2004                        16725                    15784                     12840                        13806
11/30/2004                        17575                    16423                     13282                        14386
12/31/2004                        18210                    16982                     13803                        14929

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE PBHG LARGE CAP GROWTH PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. The PBHG Large Cap Growth Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since December 31, 2004. The Portfolio's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance would have been lower. Investors considering the PBHG Large Cap Growth Portfolio should have a long-term investment horizon. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the fees and charges associated with the variable annuity provider. Early withdrawals may result in tax penalties as well as any sales charges assessed by the variable annuity provider. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. PBHG Large Cap Growth Portfolio commenced operations on April 30, 1997. The PBHG Large Cap Growth Portfolio changed its benchmark effective May 1, 2004, from the S&P 500 Index to the Russell 1000(R) Growth Index to better reflect the market in which the Portfolio invests. For more information on the Russell 1000(R) Growth Index, S&P 500 Index, and the Lipper Large-Cap Growth Funds Average please see the PBHG Disclosure Notes on page 32.

SECTOR WEIGHTINGS AT DECEMBER 31, 2004

[Pie chart omitted -- plot points are as follows:]

Consumer Cyclical                            18%
Consumer Non-Cyclical                         4%
Energy                                        1%
Financial                                     7%
Health Care                                  22%
Industrial                                    4%
Services                                      6%
Repurchase Agreement                          3%
Technology                                   34%
Transportation                                1%

% of Total Portfolio Investments


TOP TEN COMMON STOCK HOLDINGS AT DECEMBER 31, 2004

Yahoo!                                            3.2%
eBay                                              2.9%
Qualcomm                                          2.7%
Symantec                                          2.6%
Teva Pharmaceutical Industries ADR                2.3%
Cisco Systems                                     2.1%
Autodesk                                          2.0%
Guidant                                           2.0%
Zimmer Holdings                                   2.0%
Microsoft                                         2.0%
--------------------------------------------------------------------------------
COMBINED TOP TEN COMMON STOCK
HOLDINGS AS A % OF TOTAL PORTFOLIO
INVESTMENTS IN COMMON STOCK                      23.8%

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2004


--------------------------------------------------------------------------------
                                                     Market
Description                            Shares      Value (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.5%
CONSUMER CYCLICAL -- 18.4%
APPAREL MANUFACTURERS -- 1.5%
Coach*                                  8,500   $         479

                                                -------------
                                                          479
--------------------------------------------------------------------------------
ATHLETIC FOOTWEAR -- 1.0%
Nike, Cl B                              3,700             336
                                                -------------
                                                          336
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 1.5%
Harman International Industries         3,780             480
                                                -------------
                                                          480
--------------------------------------------------------------------------------
CASINO HOTELS -- 1.0%
MGM Mirage*                             4,500             327
                                                -------------
                                                          327
--------------------------------------------------------------------------------
CASINO SERVICES -- 1.3%
International Game Technology          11,700             402
                                                -------------
                                                          402
--------------------------------------------------------------------------------
CRUISE LINES -- 1.6%
Carnival                                9,000             519
                                                -------------
                                                          519
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 1.3%
Electronic Arts*                        6,600             407
                                                -------------
                                                          407
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.7%
Time Warner*                           12,300             239
                                                -------------
                                                          239
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 1.0%
Bed Bath & Beyond*                      7,800             311
                                                -------------
                                                          311
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 1.4%
Lowe's                                  7,700             443
                                                -------------
                                                          443
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.6%
Best Buy                                3,000             178
                                                -------------
                                                          178
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 2.0%
Target                                  6,500             338
Wal-Mart Stores                         5,500             290
                                                -------------
                                                          628
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 1.0%
Walgreen                                8,100             311
                                                -------------
                                                          311
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    Market
Description                            Shares     Value (000)
--------------------------------------------------------------------------------

RETAIL-OFFICE SUPPLIES -- 1.5%
Staples                                14,300   $         482
                                                -------------
                                                          482
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.0%
Starbucks*                              5,300             331
                                                -------------
                                                          331
                                                -------------
TOTAL CONSUMER CYCLICAL (COST $4,186)                   5,873
                                                -------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 4.0%
BEVERAGES-NON-ALCOHOLIC -- 0.8%
PepsiCo                                 4,800             251
                                                -------------
                                                          251
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 3.2%
Avon Products                           7,600             294
Estee Lauder, Cl A                      4,300             197
Procter & Gamble                        9,700             534
                                                -------------
                                                        1,025
                                                -------------
TOTAL CONSUMER NON-CYCLICAL (COST $1,069)               1,276
                                                -------------
--------------------------------------------------------------------------------
ENERGY -- 1.0%
OIL-FIELD SERVICES -- 1.0%
Schlumberger                            4,500             301
                                                -------------
                                                          301
                                                -------------
TOTAL ENERGY (COST $239)                                  301
                                                -------------
--------------------------------------------------------------------------------
FINANCIAL -- 6.5%
FINANCE-CREDIT CARD -- 0.6%
Capital One Financial                   2,000             168
                                                -------------
                                                          168
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 2.5%
Citigroup                               6,500             313
Goldman Sachs Group                     4,610             480
                                                -------------
                                                          793
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 1.5%
Countrywide Financial                  13,100             485
                                                -------------
                                                          485
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.6%
American International Group            2,900             191
                                                -------------
                                                          191
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 1.3%
Wells Fargo                             6,700             416
                                                -------------
                                                          416
                                                -------------
TOTAL FINANCIAL (COST $1,651)                           2,053
                                                -------------
--------------------------------------------------------------------------------
HEALTH CARE -- 22.4%
MEDICAL INSTRUMENTS -- 5.1%
Boston Scientific*                     16,400             583
Guidant                                 8,900             641
St. Jude Medical*                       9,700             407
                                                -------------
                                                        1,631
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 5.0%
Johnson & Johnson                       7,600   $         482
Stryker                                 4,900             237
Varian Medical Systems*                 5,000             216
Zimmer Holdings*                        8,000             641
                                                -------------
                                                        1,576
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 4.0%
Amgen*                                  5,000             321
Biogen Idec*                            7,100             473
Genentech*                              9,000             490
                                                -------------
                                                        1,284
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 1.5%
Pfizer                                 17,960             483
                                                -------------
                                                          483
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 2.3%
Teva Pharmaceutical Industries ADR     24,100             720
                                                -------------
                                                          720
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.5%
UnitedHealth Group                      3,200             282
WellPoint*                              1,700             195
                                                -------------
                                                          477
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 1.0%
Alcon                                   3,800             306
                                                -------------
                                                          306
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.6%
Caremark Rx*                            5,100             201
                                                -------------
                                                          201
--------------------------------------------------------------------------------
THERAPEUTICS -- 1.4%
Gilead Sciences*                       12,800             448
                                                -------------
                                                          448
                                                -------------
TOTAL HEALTH CARE (COST $5,159)                         7,126
                                                -------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 4.3%
AEROSPACE/DEFENSE -- 0.6%
Lockheed Martin                         3,600             200
                                                -------------
                                                          200
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 3.7%
Danaher                                 4,000             230
General Electric                       16,500             602
Tyco International                      9,200             329
                                                -------------
                                                        1,161
                                                -------------
TOTAL INDUSTRIAL (COST $1,171)                          1,361
                                                -------------
--------------------------------------------------------------------------------
SERVICES -- 5.8%
CONSULTING SERVICES -- 1.0%
Accenture, Cl A*                       11,700             316
                                                -------------
                                                          316
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

E-COMMERCE/SERVICES -- 2.9%
eBay*                                   8,000   $         930
                                                -------------
                                                          930
--------------------------------------------------------------------------------
SCHOOLS -- 1.9%
Apollo Group, Cl A*                     7,600             613
                                                -------------
                                                          613
                                                -------------
TOTAL SERVICES (COST $819)                              1,859
                                                -------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 34.1%
APPLICATIONS SOFTWARE -- 4.9%
Infosys Technologies ADR                8,100             561
Microsoft                              23,906             639
Wipro ADR                              15,300             377
                                                -------------
                                                        1,577
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 1.8%
Nextel Communications, Cl A*           19,000             570
                                                -------------
                                                          570
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 2.0%
Autodesk                               17,080             648
                                                -------------
                                                          648
--------------------------------------------------------------------------------
COMPUTERS -- 1.1%
Dell*                                   8,400             354
                                                -------------
                                                          354
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.2%
EMC*                                   24,600             366
Network Appliance*                      9,700             322
                                                -------------
                                                          688
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.7%
Veritas Software*                       7,300             208
                                                -------------
                                                          208
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.9%
Flextronics International*             20,200             279
                                                -------------
                                                          279
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 4.6%
Broadcom, Cl A*                        14,700             475
Intel                                  21,000             491
Xilinx                                 16,400             486
                                                -------------
                                                        1,452
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.6%
Oracle*                                20,300             278
SAP ADR                                 5,400             239
                                                -------------
                                                          517
--------------------------------------------------------------------------------
INTERNET SECURITY -- 2.6%
Symantec*                              31,900             822
                                                -------------
                                                          822
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------
                                     Shares/Face      Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------

NETWORKING PRODUCTS -- 3.1%
Cisco Systems*                         34,700   $         670
Juniper Networks*                      11,700             318
                                                -------------
                                                          988
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.2%
Analog Devices                          4,200             155
Maxim Integrated Products               5,300             225
                                                -------------
                                                          380
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.7%
Applied Materials*                     13,200             226
                                                -------------
                                                          226
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 0.8%
Lucent Technologies*                   70,000             263
                                                -------------
                                                          263
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 3.2%
Yahoo!*                                27,300           1,029
                                                -------------
                                                        1,029
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 2.7%
Qualcomm                               20,400             865
                                                -------------
                                                          865
                                                -------------
TOTAL TECHNOLOGY (COST $7,656)                         10,866
                                                -------------
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.0%
TRANSPORT-SERVICES -- 1.0%
United Parcel Service, Cl B             3,800             325
                                                -------------
                                                          325
                                                -------------
TOTAL TRANSPORTATION (COST $296)                          325
                                                -------------
TOTAL COMMON STOCK (COST $22,246)                      31,040
                                                -------------
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
Lucent Technologies, Expires 12/10/07*    759               1
                                                -------------
                                                            1
                                                -------------
TOTAL WARRANTS (COST $0)                                    1
                                                -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.9%
Morgan Stanley 2.05%, dated 12/31/04,
   to be repurchased on 01/03/05, repurchase
   price $939,647 (collateralized by a U.S.
   Treasury STRIP, par value $2,957,844,
   6.50%, 11/15/26, total market value
   $958,282)(A)                          $939             939
                                                -------------
TOTAL REPURCHASE AGREEMENT (COST $939)                    939
                                                -------------
TOTAL INVESTMENTS-- 100.4% (COST $23,185)              31,980
                                                -------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       Value
Description                                            (000)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (0.4)%
Payable for investment advisory fees            $         (20)
Payable for administrative fees                            (3)
Payable for trustees' fees                                 (1)
Other assets and liabilities, net                        (106)
                                                -------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (130)
                                                -------------
NET ASSETS-- 100.0%                             $      31,850
                                                =============
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value, unlimited
   authorization) based on 1,791,713 outstanding
   shares of beneficial interest                $      55,626
Accumulated net realized loss on investments          (32,571)
Net unrealized appreciation on investments              8,795
                                                -------------
NET ASSETS                                      $      31,850
                                                =============
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $17.78
                                                =============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class

Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

STATEMENT OF OPERATIONS (000)
FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
     Dividends...................................................................   $  257
     Interest....................................................................       11
     Less: Foreign Taxes Withheld................................................       (1)
                                                                                    ------
        Total Investment Income..................................................      267
                                                                                    ------
EXPENSES:
     Investment Advisory Fees....................................................      241
     Administrative Fees.........................................................       46
     Transfer Agent Fees.........................................................       25
     Printing Fees...............................................................       15
     Professional Fees...........................................................       11
     Custodian Fees..............................................................        6
     Trustees' Fees..............................................................        6
     Other Fees..................................................................        2
                                                                                    ------
          Total Expenses.........................................................      352
                                                                                    ------
NET INVESTMENT LOSS .............................................................      (85)
                                                                                    ------
Net Realized Gain from Security Transactions.....................................    1,450
Net Change in Unrealized Appreciation on Investments.............................    1,247
                                                                                    ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..................................    2,697
                                                                                    ------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................   $2,612
                                                                                    ======

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003, RESPECTIVELY

                                                                                                   01/01/04           01/01/03
                                                                                                      to                 to
                                                                                                   12/31/04           12/31/03
                                                                                               --------------      ------------
INVESTMENT ACTIVITIES:
   Net Investment Loss......................................................................    $       (85)         $    (147)
   Net Realized Gain from Security Transactions.............................................          1,450                481
   Net Change in Unrealized Appreciation on Investments ....................................          1,247              7,503
                                                                                                -----------          ---------
   Net Increase in Net Assets Resulting from Operations.....................................          2,612              7,837
                                                                                                -----------          ---------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued............................................................................          5,528              8,089
   Shares Redeemed..........................................................................         (8,647)           (11,003)
                                                                                                -----------          ---------
   Decrease in Net Assets Derived from Capital Share Transactions...........................         (3,119)            (2,914)
                                                                                                -----------          ---------
   Total Increase (Decrease) in Net Assets..................................................           (507)             4,923
                                                                                                -----------          ---------
NET ASSETS:
   Beginning of Year........................................................................         32,357             27,434
                                                                                                -----------          ---------
   End of Year..............................................................................    $    31,850          $  32,357
                                                                                                -----------          ---------
SHARES ISSUED AND REDEEMED:
   Shares Issued............................................................................            333                587
   Shares Redeemed..........................................................................           (523)              (811)
                                                                                                -----------          ---------
   Net Decrease in Shares Outstanding.......................................................           (190)              (224)
                                                                                                ===========          =========

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR
FOR THE YEARS ENDED DECEMBER 31



                                                              Net
                    Net                                  Realized and
                   Asset                                  Unrealized                             Distributions
                  Value,                  Net              Gains or                 Total            from
                 Beginning            Investment            Losses                  from            Capital                Total
                  of Year                Loss            on Securities           Operations          Gains             Distributions
------------------------------------------------------------------------------------------------------------------------------------

  2004            $16.32               $(0.04)1              $1.50                  $1.46             --                    --
  2003             12.44                (0.07)1               3.95                   3.88             --                    --
  2002             17.60                (0.10)               (5.06)                 (5.16)            --                    --
  2001             24.54                (0.05)1              (6.89)                 (6.94)            --                    --
  2000             25.51                (0.01)1              (0.21)                 (0.22)         $(0.75)               $(0.75)



                                                                                                   Ratio                Ratio
                   Net                                      Net                                   of Net             of Expenses
                  Asset                                   Assets,             Ratio             Investment           to Average
                 Value,                                     End            of Expenses             Loss              Net Assets
                   End              Total                 of Year          to Average           to Average           (Excluding
                 of Year           Return                  (000)           Net Assets           Net Assets            Waivers)
------------------------------------------------------------------------------------------------------------------------------------

  2004           $17.78            8.95%                 $31,850              1.10%              (0.27)%               1.10%
  2003            16.32           31.19%                  32,357              1.06%              (0.51)%               1.06%
  2002            12.44          (29.32)%                 27,434              1.05%              (0.47)%               1.05%
  2001            17.60          (28.28)%                 54,060              1.02%              (0.26)%               1.02%
  2000            24.54           (1.48)%                 72,645              1.06%              (0.05)%               1.06%


                    Ratio
                    of Net
                  Investment
                     Loss
                  to Average
                  Net Assets            Portfolio
                  (Excluding            Turnover
                   Waivers)               Rate
-----------------------------------------------------

  2004              (0.27)%              44.92%
  2003              (0.51)%              74.16%
  2002              (0.47)%             142.32%
  2001              (0.26)%             137.18%
  2000              (0.05)%             147.68%

  1 Per share calculations were performed using the average shares for the year.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2004


1.  ORGANIZATION

PBHG Large Cap Growth Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Concentrated Portfolio (the "Large Cap Growth Concentrated Portfolio") (formerly the Select 20 Portfolio), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Large Cap Growth Concentrated Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Concentrated Portfolio, the Mid-Cap Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio, the Small Cap Portfolio, or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At December 31, 2004, 57% and 31% of the outstanding shares of the Portfolio were held by the separate accounts of two participating insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. If a security price cannot be obtained from an independent, third-party pricing agent, SEI Investments Global Funds Services (the "Sub-Administrator") shall seek to obtain a bid price from at least one independent broker. Old Mutual Fund Services (the "Administrator") shall supply the Sub-Administrator with the appropriate broker contact(s), and, to ensure independence, the Sub-Administrator will contact the broker(s) at least on a weekly basis in order to obtain an independent quotation. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

COMPENSATING BALANCES -- Per the terms of an informal agreement with Wachovia Bank, N.A. the custodian of the Portfolio, if the Portfolio has a cash overdraft in excess of $100,000 on a given day,

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

it is required to leave 112% in compensating balance with Wachovia Bank, N.A., on the following day. If the Portfolio has a positive cash balance in excess of $100,000 on a given day, it is allowed to overdraw 90% of the balance with Wachovia Bank, N.A. on the following day. The Portfolio did not have any compensating balances with Wachovia Bank, N.A. at December 31, 2004.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. Certain prior year amounts have been reclassified to conform to current year presentation.

COMMISSION RECAPTURE -- Liberty Ridge Capital, Inc. (formerly known as Pilgrim Baxter & Associates, Ltd.) (the "Adviser") may direct Portfolio trades to brokers who compensate the Portfolio, in cash, based on a percentage of related trading commissions. Such payments are reported as realized gains. During the year ended December 31, 2004, the Portfolio received $368 under these arrangements.

REDEMPTION FEES -- The Portfolio will generally impose a 2% redemption/exchange fee on total redemption proceeds of any shareholder redeeming shares (including redemption by exchange) of the Portfolio within 10 calendar days of their purchase. The 2% redemption fee will not be charged on transactions involving, among other things, (i) total or partial redemption of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees, (ii) total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Fund to waive or not to impose redemption fees, and (iii) because of systems limitations of certain intermediaries, preexisting contrary legal covenants and agreements with intermediaries and general marketplace resistance. As a result of such limitations, no redemption fees were imposed during the period because all shareholders of the Portfolio are in omnibus accounts.

3.   INVESTMENT ADVISORY FEES, ADMINISTRATIVE
     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.75% of the first $1 billion of the average daily net assets of the Portfolio, 0.70% of the next $500 million of the average daily net assets of the Portfolio, 0.65% of the next $500 million of the average net assets of the Portfolio, 0.60% of the next $500 million of the average daily net assets of the Portfolio, and 0.55% of the average daily net assets of the Portfolio in excess of $2.5 billion. Prior to December 9, 2004, the annual rate was 0.75% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an Expense Limitation Agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.10%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.10%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.10%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. No amounts have been recaptured by the Adviser during the year ended December 31, 2004.

Old Mutual Fund Services, an indirect, wholly-owned subsidiary of the Old Mutual
(US) Holdings Inc., parent company of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. As of October 1, 2004, the Administrator receives a fee, for these administrative services, which is calculated daily and paid monthly, at an annual rate of 0.1227% of the average daily net assets of the Portfolio. Prior to October 1, 2004, the annual rate was 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of the Old Mutual (US) Holdings Inc. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid a portion of the Administrator's fee equal to the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund.

Certain offiScers of the Fund are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor. These interested persons received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the year ended December 31, 2004, amounted to $13,879,409 and $15,498,595, respectively.

5.  FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2004, primarily attributable to certain net operating losses, are not available for tax purposes to offset future income
(000):
                                          INCREASE
                                        UNDISTRIBUTED
                  DECREASE              NET INVESTMENT
               PAID-IN-CAPITAL             INCOME
             ------------------       -----------------
                    $(85)                    $85

This reclassification had no effect on net assets or net asset value per share.

No dividends or distributions were declared during the years ended December 31, 2004 and December 31, 2003, respectively.

As of December 31, 2004, the components of accumulated losses were as follows
(000):

Capital loss carryforwards expiring:

          December 2008                     $  (1,013)
          December 2009                       (18,162)
          December 2010                       (13,159)
          December 2011                           (58)
Unrealized appreciation                         8,616
                                            ---------
                                            $ (23,776)
                                            =========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years. During the year ended December 31, 2004, the Portfolio utilized $1,367
(000) of capital loss carryforwards to offset net realized capital gains.

At December 31, 2004, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were different from amounts reported for financial reporting purposes primarily due to losses from wash sales disallowed for tax purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at December 31, 2004 were as follows (000):

        FEDERAL                                       NET
          TAX      UNREALIZED      UNREALIZED     UNREALIZED
         COST     APPRECIATION    DEPRECIATION   APPRECIATION
        --------  -------------   -------------  -------------
        $23,364      $9,072          $(456)         $8,616

6.  CONCENTRATIONS/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as health care and technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

7.  LINE OF CREDIT

Until June 3, 2004, the Portfolio was able to borrow an amount up to its prospectus-defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit bore interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family paid an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio was allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings under the line of credit at any time during the year ended December 31, 2004. Effective June 3, 2004, the line of credit was discontinued for the PBHG Fund Family.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


8.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds, PBHG Insurance Series Fund and Old Mutual Advisor Funds (together, the "Trusts"), on behalf of each series portfolio of the Trusts (collectively the "Lending Funds" and individually the "Lending Fund") a Lending Fund may borrow or lend an amount up to its prospectus-defined limitations from or to other funds. All such borrowing and lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and the Adviser.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Lending Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).

The Portfolio had no outstanding borrowings or loans under the interfund lending agreement at December 31, 2004, or at any time during the year ended December 31, 2004.

9.  LITIGATION WITH RESPECT TO THE
    INVESTMENT ADVISER

On June 21, 2004, the Adviser entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all of their charges related to "market timing" activity in the PBHG Funds, an investment company in the same mutual fund complex as the Fund. In the settlements, the Adviser, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements required the Adviser to pay $40 million in disgorgement and $50 million in civil penalties, and effective October 1, 2004, to reduce management fees for all of the Fund's and the PBHG Funds' portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the following five years. The Adviser, and not the Fund nor the Fund's shareholders nor the PBHG Funds nor the PBHG Funds' shareholders, will bear all the costs of complying with the settlements, including restitution, civil penalties and associated fees related to these regulatory proceedings. The Adviser has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders or PBHG Funds or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees. The settlements require the Adviser to operate in accordance with enhanced corporate governance policies and practices.

Under the NYAG settlement, if certain terms and undertakings in that settlement are not met, the NYAG settlement stipulates that the Adviser shall promptly terminate its management of PBHG Insurance Series Fund. In this event, PBHG Insurance Series Fund's Board of Trustees would be required to seek new management or consider other alternatives.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class action and shareholder derivative suits (the "Litigation"), have been filed against the Adviser, PBHG Funds, and certain related and unrelated parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits were originally filed in Federal and state courts, but have since all been consolidated in the United States District Court for the District of Maryland. The lawsuits seek such remedies as compensatory damages, restitution, rescission of the management and other contracts between PBHG Funds and the Adviser and certain of its affiliates, removal of the Adviser as investment adviser of PBHG Funds, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorney's and experts' fees.

At this stage of the Litigation, the Adviser believes that it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against the Adviser, PBHG Funds or any named defendant. While it is currently too early to predict the result of the Litigation, the Adviser does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Fund. However, the Adviser is currently unable to gauge the level of shareholder redemptions that may result from the news of these pending lawsuits. Redemptions may require the Fund's portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the portfolios.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
PBHG LARGE CAP GROWTH PORTFOLIO

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PBHG Large Cap Growth Portfolio (a portfolio of the PBHG Insurance Series Fund, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 9, 2005

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER LARGE-CAP GROWTH FUNDS AVERAGE represents 687 mutual funds classified by Lipper, Inc. in the Large-Cap Growth category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDICES

The RUSSELL 1000(R) GROWTH INDEX is an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Russell 1000(R) Growth Index and the S&P 500 Index (the "Indices") and the Lipper Large-Cap Growth Funds Average (the "Average") are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Indices and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Indices and/or Average is not possible.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of January 26, 2005

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, a registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Liberty Ridge Capital, Inc., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-800-433-0051.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
--------------------------------------------------------------------------------



                                         TERM OF                                          NUMBER OF            OTHER
    NAME,              POSITION         OFFICE OF                                      PORTFOLIOS IN        DIRECTORSHIPS
   ADDRESS,            HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN          HELD
   AND AGE             THE FUND        TIME SERVED         DURING PAST 5 YEARS           BY TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

 Leigh A. Wilson       Chairman of      Trustee      Chief Executive Officer, New Century     26    Trustee, The Victory
 (60)                   the Board      since 2005    Living, Inc. (older adult housing)             Portfolios since 1992,
                                                     since 1992. Director, Chimney                  The Victory Institutional
                                                     Rock Winery LLC, 2000 to 2004, and             Funds since 2003 and
                                                     Chimney Rock Winery Corp (winery),             The Victory Variable Insurance
                                                     1985 to 2004.                                  Funds since 1998 (investment
                                                                                                    companies - 22 total
                                                                                                    portfolios). Trustee, PBHG
                                                                                                    Funds, since 2005.
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson    Trustee          Trustee      Chief Financial Officer, The             26    Director, The Triumph
(60)                                   since 1997    Triumph Group, Inc.                            Group, Inc. since 1992.
                                                     (manufacturing) since 1992.                    Trustee, PBHG Funds
                                                                                                    since 1995. Trustee, Old
                                                                                                    Mutual Advisor Funds,
                                                                                                    since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards      Trustee          Trustee      Consultant, Syrus Associates             26    Trustee, EQ Advisors (investment
(58)                                   since 1997    (business and marketing consulting             company-37 portfolios) since
                                                     firm), 1986 to 2002.                           1997. Trustee, PBHG Funds,
                                                                                                    since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller       Trustee          Trustee      Senior Vice President,                   26    Trustee, PBHG Funds, since 1995.
(70)                                   since 1997    Cherry & Webb, CWT
                                                     Specialty Stores, 1995 to
                                                     2000. Advisor and Secretary,
                                                     the Underwoman Shoppes Inc.
                                                     (retail clothing stores)
                                                     1980 to 2002. Retired.
------------------------------------------------------------------------------------------------------------------------------------
*Trustee of the Trust until such time as his or her successor is duly elected and appointed.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock**     President       President     Director, President and Chief
(48)                                     since       Executive Officer since 2004,
                                         2003        Old Mutual Capital, Inc. Trustee
                                                     and President since 2004, Old
                                                     Mutual Advisor Funds. Chief
                                                     Executive Officer, President and
                                                     Director since 2003 and Chief
                                                     Operating Officer in 2003, Liberty
                                                     Ridge Capital. Chief Executive
                                                     Officer and Trustee since 2003,
                                                     Old Mutual Investment Partners.
                                                     Trustee since 2003, Old Mutual Fund
                                                     Services. Director since 2003, Old
                                                     Mutual Shareholder Services, Inc.
                                                     President since 2003, PBHG Funds.
                                                     President and Chief Executive
                                                     Officer from 1998 to 2003,
                                                     Transamerica Capital, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings**        Vice            Vice        Vice President since 2001, Director
(41)                   President       President     of Sales and Marketing since 2004 and
                                       since 2005    Director of Mutual Fund Operations
                                                     from 1996 to 2001, Liberty Ridge Capital,
                                                     Inc. Vice President since 2003 and
                                                     President from 1999 to 2003, Old Mutual
                                                     Investment Partners. Vice President
                                                     since 2004, President from 1998 to 2004,
                                                     Old Mutual Fund Services. Vice President
                                                     since 2004 and President from 2001 to
                                                     2004, Old Mutual Shareholder Services,
                                                     Inc. Treasurer, Chief Financial Officer
                                                     and Controller from 1997 to 2005 and
                                                     Vice President since 2005, PBHG Funds.
                                                     Treasurer, Chief Financial Officer and
                                                     Controller from 1997 to 2005, PBHG
                                                     Insurance Series Fund. Treasurer,
                                                     Chief Financial Officer and Controller
                                                     from 2004 to 2005, Old Mutual Advisor
                                                     Funds.
------------------------------------------------------------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of January 26, 2005
--------------------------------------------------------------------------------
OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                                 TERM OF
                         POSITION               OFFICE AND
NAME, ADDRESS            HELD WITH               LENGTH OF                               PRINCIPAL OCCUPATION(S)
   AND AGE               THE FUND               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux       Senior Vice        Senior Vice President           Senior Vice President since 2005, PBHG Funds. President
(61)                      President        since 2005. Employed for         since May 2002, EJV Financial Services, LLC.
                                           an initial term of three         Director, Deutsche Bank (and predecessor companies)
                                           years and thereafter for         and Executive Vice President and Chief
                                          successive one year terms         Administrative Officer, Investment Company
                                          unless terminated prior to        Capital Corp (registered investment advisor and
                                             the end of the then            registered transfer agent) from 1987 to 2002.
                                                current term.
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr**          Vice President         Vice President               Chief Operating Officer since 2004, Senior
(42)                    and Secretary          and Secretary                Vice President since 2001, and General Counsel
                                                 since 1997                 and Secretary since 1996, Liberty Ridge Capital, Inc.
                                                                            Executive Vice President, Secretary and General
                                                                            Counsel since 2004, Old Mutual Capital, Inc. Chief
                                                                            Operating Officer since 2004 and General Counsel and
                                                                            Secretary since 1998, Old Mutual Investment Partners.
                                                                            General Counsel and Secretary since 1998,
                                                                            Old Mutual Fund Services. General Counsel and Secretary
                                                                            since 2001, Old Mutual Shareholder Services, Inc. Vice
                                                                            President and Secretary since 2004, Old Mutual
                                                                            Advisor Funds. Vice President and Secretary since 1997,
                                                                            PBHG Funds. General Counsel and Secretary
                                                                            from 1996 to 2002, Pilgrim Baxter Value Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon**            Vice              Vice President               Vice President and Chief Compliance Officer since
(41)                      President           since 2001 and                2001, Liberty Ridge Capital, Inc. Vice President
                          and Chief          Chief Compliance               and Chief Compliance Officer since 2004, Old Mutual
                          Compliance         Officer since 2004             Capital, Inc. Vice President, Chief Compliance
                           Officer                                          Officer and Registered Principal since 2001, Old Mutual
                                                                            Investment Partners. Chief Compliance Officer since
                                                                            2001, Old Mutual Fund Services. Chief Compliance
                                                                            Officer since 2001, Old Mutual Shareholder Services,
                                                                            Inc. Vice President and Chief Compliance Officer since
                                                                            2004, Old Mutual Advisor Funds. Vice President since
                                                                            2001 and Chief Compliance Officer since 2004, PBHG
                                                                            Funds. Chief Compliance Officer from 2001 to 2002,
                                                                            Pilgrim Baxter Value Investors, Inc. Chief Compliance
                                                                            Officer from 2001 to 2003, Pilgrim Baxter Private
                                                                            Equity Advisor. Vice President and Deputy
                                                                            Compliance Director from 1995 to 2001,
                                                                            Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III**  Vice President      Vice President and             Senior Vice President, Deputy General Counsel and
(44)                     and Assistant      Assistant Secretary             Assistant  Secretary since 2004, Old Mutual Capital,
                           Secretary              since 2002                Inc. Deputy General Counsel since 2004, Vice
                                                                            President and Assistant Secretary since 2001 and
                                                                            Senior Legal Counsel from 2001 to 2004, Liberty
                                                                            Ridge Capital, Inc. Senior Vice President and Deputy
                                                                            General Counsel since 2004, Assistant Secretary since
                                                                            2001 and Senior Legal Counsel and Vice President from
                                                                            2001 to 2004, Old Mutual Investment Partners. Senior
                                                                            Vice President and Deputy General Counsel since 2004,
                                                                            Assistant Secretary since 2001 and Senior Legal
                                                                            Counsel and Vice President from 2001 to 2004, Old
                                                                            Mutual Fund Services. Senior Vice President
                                                                            and Deputy General Counsel since 2004, Assistant
                                                                            Secretary since 2001 and Senior Legal Counsel and
                                                                            Vice President from 2001 to 2004, Old Mutual
                                                                            Shareholder Services, Inc. Vice President and
                                                                            Assistant Secretary since 2004, Old Mutual Advisor
                                                                            Funds. Vice President and Assistant Secretary since
                                                                            2001, PBHG Funds. Senior Counsel and Assistant
                                                                            Secretary from 2001 to 2002, Pilgrim Baxter Value
                                                                            Investors, Inc. Director and Senior Counsel from
                                                                            1997 to 2001, Merrill Lynch Investment Managers, L.P.
                                                                            and Princeton Administrators,  L.P. and holding
                                                                            various other positions with these companies from
                                                                            1991 to 1997. Secretary of various Merrill Lynch
                                                                            and Mercury open-end funds, as well as Somerset
                                                                            Exchange Fund and The Europe Fund, Inc. until
                                                                            December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner**       Treasurer,     Treasurer, Chief Financial         Fund Administration Manager since 2000, Liberty
(34)                        Chief           Officer, Controller             Ridge Capital, Inc. and Old Mutual Fund Services.
                          Financial              since 2005                 Treasurer, Chief Financial Officer
                           Officer,                                         and Controller since 2005 and Assistant Treasurer
                          Controller                                        from 2000 to 2005, PBHG Funds. Assistant Treasurer
                                                                            from 2000 to 2005, PBHG Insurance Series Fund.
                                                                            Assistant Treasurer since 2004, Old Mutual Advisor
                                                                            Funds. Fund Accounting Manager from 1997 to 2000, SEI
                                                                            Investments Mutual Funds Services.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne**      Assistant         Assistant Treasurer             Fund Administration Associate since 2001, Liberty
(32)                      Treasurer             since 2001                  Ridge Capital, Inc. and Old Mutual Fund Services.
                                                                            Assistant Treasurer since 2004, Old Mutual Advisor
                                                                            Funds. Assistant Treasurer since 2001, PBHG Funds.
                                                                            Fund Accounting Supervisor from 1999 to 2001 and Fund
                                                                            Accountant from 1998 to 1999, PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------
Michael E. Dresnin**      Assistant          Assistant Secretary            Assistant Vice President, Legal Counsel and Assistant
(32)                      Secretary               Since 2004                Secretary since 2004 for Liberty Ridge Capital, Inc.,
                                                                            Old Mutual Investment Partners, Old Mutual Fund
                                                                            Services and Old Mutual Shareholder Services, Inc.
                                                                            Assistant Secretary of PBHG Insurance Series Fund and
                                                                            Old Mutual Advisor Funds since 2005. Associate from
                                                                            1998 to 2004, Drinker Biddle & Reath LLP (law firm).
------------------------------------------------------------------------------------------------------------------------------------

** Officer of the Trust until such time as his or her successor is duly elected and qualified.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO


Dear Shareholder:

For the year ended December 31, 2004, PBHG Large Cap Growth Concentrated Portfolio outperformed the benchmark Russell 1000(R) Growth Index, but trailed the S&P 500 Index. The technology sector's choppy performance for the year impacted Portfolio results for the period. Prior to December 9, 2004, the Portfolio was known as the PBHG Select 20 Portfolio. The Portfolio can now invest in a core position of up to 30 holdings.

PERFORMANCE DISCUSSION

The first six months of the year saw us slowly earn our performance month by month, helped by strong returns from some of our largest positions, including several in the technology sector. However, the summer months, particularly July, eroded our early outperformance. A variety of factors, including Middle East tensions, election concerns, and worries over rising interest rates and inflation, all made for very unsettled market conditions. The technology sector pulled back strongly in July, causing our technology holdings to lag the benchmark on an overall basis. Our performance in this sector was further hampered by a sizable overweight position.

Election worries dissipated in the fourth quarter and energy costs eased toward year-end, fueling a welcome rally in the stock market. The technology sector also made a strong recovery, helping many of our holdings and the overall Portfolio to outperform for the fourth quarter.

Despite the technology sector's mixed results for the year, several stocks made strong contributions to our results. Among these was eBay, which continued to benefit from steady increases in membership and product listings. It is estimated that the listings on eBay increased approximately 42%, or by 412 million listings last year. While this number is impressive, many analysts believe that eBay will exceed this growth rate and have subsequently raised their guidance for calendar year 2005. Another internet-related company that performed well was Yahoo!. While Yahoo! benefited from the strong momentum generated by rival Google's initial public offering, Yahoo! further impressed analysts with its strong revenue and earnings growth numbers that were in line with estimates.

Other technology industries were not able to fully recover from the volatile market conditions that prevailed for much of the period, particularly semiconductor and computer equipment companies. Among the holdings having the most significant negative impact on Portfolio returns for the year were Intel and Cisco Systems.

LOOKING FORWARD

We believe there are many positive factors still working to support the stock market. Some of the uncertainty that had been weighing on the market has lifted. The economy continues to improve, supported by low inflation and low interest rates. Furthermore, in our view, the domestic economy still enjoys strong productivity gains, stable unit labor costs, efficient capital markets and a well capitalized banking system. There is a tremendous amount of liquidity still on the sidelines--experts estimate that almost $2 trillion is sitting in money market funds--that could provide the fuel for a market rally. Finally, we believe the market is reasonably valued, business inventories are low and visibility for product demand is improving.

However, concerns still cloud the outlook. Rising oil prices remain worrisome, particularly for their effect on inflation. The market consensus expects interest rates to continue rising at least through mid-year. Disorderly weakness in the dollar, the growing federal budget deficit, and record levels of consumer debt are additional concerns. Middle East tensions, terrorism and the impact of the devastating Indian Ocean earthquake and tsunamis are other factors with which the global markets will have to contend. Given these concerns, we believe investors may be too optimistic in the short term. However, while investor sentiment largely seems optimistic, it appears to be somewhat sector specific rather than broadly pervasive. Bulls are scarce in technology, health care and telecom, and because of this, we believe the latter two sectors may provide some decent investment opportunities for the coming year as upward trends have emerged.


Sincerely,

/S/Michael S. Sutton, CFA
Portfolio Manager

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO


DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in this Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates this Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the six month period ended December 31, 2004. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Six Month Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual return of 5% before expenses during the year and that the expense ratio ("Annualized Expense Ratios for the Six Month Period") for the period is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical result for your Portfolio in the "Expenses Paid During Six Month Period" with the hypothetical examples that appear in the same charts in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If those transactional costs were applied to your account, your costs would be higher.

                                                                                     ANNUALIZED
                                                                                       EXPENSE           EXPENSES
                                            BEGINNING             ENDING               RATIOS           PAID DURING
                                          ACCOUNT VALUE        ACCOUNT VALUE           FOR THE           SIX MONTH
                                             6/30/04             12/31/04         SIX MONTH PERIOD        PERIOD*
                                       ------------------   -----------------   -------------------   ---------------
Actual Portfolio Return                    $1,000.00            $   998.90             1.09%               $5.48
Hypothetical 5% Return                      1,000.00              1,019.66             1.09%                5.53

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO                         (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------------------------------------------

                                                        Annualized           Annualized           Annualized
                                     One Year           Three Year            Five Year          Inception to
                                      Return              Return               Return                Date
------------------------------------------------------------------------------------------------------------------
PBHG Select 20 Portfolio               6.92%              (0.83)%             (13.87)%               6.22%
------------------------------------------------------------------------------------------------------------------


         COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN PBHG LARGE
          CAP GROWTH CONCENTRATED PORTFOLIO VERSUS THE RUSSELL 1000(R) GROWTH INDEX, THE S&P 500 INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

[Line chart omitted -- plot points are as follows:]

                                                                                                                Lipper
                              PBHG Large                                                                       Large-Cap
                              Cap Growth                  S&P 500                Russell 1000                Growth Funds
                         Concentrated Portfolio           Index                 Growth Index(R)                   Average
9/25/97                           10000                    10000                     10000                        10000
9/30/97                            9980                    10033                     10009                        10000
10/31/97                           9610                     9698                      9630                         9641
11/30/97                           9660                    10147                     10039                         9837
12/31/97                          10030                    10321                     10152                         9971
1/31/98                           10200                    10435                     10455                        10107
2/28/98                           11330                    11188                     11242                        10923
3/31/98                           11970                    11761                     11690                        11449
4/30/98                           12210                    11879                     11852                        11626
5/31/98                           11940                    11675                     11515                        11327
6/30/98                           13150                    12149                     12221                        11983
7/31/98                           13220                    12020                     12140                        11866
8/31/98                           11020                    10282                     10318                         9929
9/30/98                           12600                    10941                     11110                        10606
10/31/98                          12850                    11831                     12003                        11300
11/30/98                          13750                    12548                     12917                        12074
12/31/98                          16300                    13271                     14081                        13311
1/31/99                           17690                    13826                     14908                        14136
2/28/99                           16510                    13396                     14227                        13581
3/31/99                           17930                    13932                     14976                        14349
4/30/99                           17270                    14472                     14996                        14484
5/31/99                           16700                    14130                     14535                        14054
6/30/99                           17870                    14914                     15553                        15039
7/31/99                           17410                    14448                     15058                        14618
8/31/99                           18150                    14377                     15305                        14603
9/30/99                           18760                    13983                     14983                        14469
10/31/99                          20820                    14868                     16115                        15469
11/30/99                          24841                    15170                     16984                        16330
12/31/99                          32701                    16063                     18750                        18267
1/31/2000                         31851                    15256                     17871                        17546
2/29/2000                         38221                    14967                     18745                        18660
3/31/2000                         39111                    16432                     20087                        19707
4/30/2000                         34651                    15937                     19131                        18646
5/31/2000                         30141                    15610                     18168                        17666
6/30/2000                         36131                    15995                     19544                        18855
7/31/2000                         35871                    15745                     18730                        18459
8/31/2000                         41091                    16723                     20425                        19996
9/30/2000                         37549                    15840                     18493                        18722
10/31/2000                        33629                    15773                     17618                        17906
11/30/2000                        25401                    14530                     15021                        15759
12/31/2000                        24895                    14601                     14546                        15813
1/31/2001                         25454                    15119                     15551                        16180
2/28/2001                         20776                    13740                     12911                        13966
3/31/2001                         17373                    12870                     11506                        12665
4/30/2001                         19101                    13870                     12961                        13908
5/31/2001                         18890                    13963                     12770                        13808
6/30/2001                         18195                    13623                     12474                        13397
7/31/2001                         17426                    13489                     12163                        12977
8/31/2001                         15593                    12645                     11168                        11955
9/30/2001                         14107                    11623                     10053                        10806
10/31/2001                        14889                    11845                     10581                        11226
11/30/2001                        16147                    12754                     11597                        12242
12/31/2001                        15892                    12865                     11575                        12280
1/31/2002                         14821                    12678                     11371                        12010
2/28/2002                         14396                    12433                     10899                        11503
3/31/2002                         14804                    12901                     11276                        11975
4/30/2002                         14379                    12119                     10355                        11189
5/31/2002                         13784                    12029                     10105                        10960
6/30/2002                         13002                    11172                      9170                        10096
7/31/2002                         11592                    10302                      8666                         9337
8/31/2002                         11524                    10369                      8692                         9372
9/30/2002                         10963                     9242                      7790                         8529
10/31/2002                        11507                    10056                      8505                         9205
11/30/2002                        11473                    10648                      8967                         9588
12/31/2002                        10912                    10022                      8347                         8923
1/31/2003                         10674                     9759                      8145                         8735
2/28/2003                         10691                     9613                      8107                         8658
3/31/2003                         11116                     9706                      8258                         8821
4/30/2003                         11745                    10506                      8869                         9447
5/31/2003                         12356                    11059                      9312                         9907
6/30/2003                         12594                    11201                      9440                         9996
7/31/2003                         13189                    11398                      9675                        10267
8/31/2003                         13614                    11620                      9915                        10496
9/30/2003                         13019                    11497                      9809                        10300
10/31/2003                        14175                    12147                     10360                        10914
11/30/2003                        14396                    12254                     10469                        10995
12/31/2003                        14498                    12897                     10831                        11308
1/31/2004                         14974                    13133                     11052                        11510
2/29/2004                         14770                    13316                     11122                        11570
3/31/2004                         14736                    13115                     10916                        11431
4/30/2004                         14277                    12909                     10789                        11189
5/31/2004                         15076                    13087                     10990                        11409
6/30/2004                         15518                    13341                     11127                        11569
7/31/2004                         14090                    12899                     10498                        10896
8/31/2004                         13546                    12952                     10446                        10812
9/30/2004                         14039                    13092                     10546                        11039
10/31/2004                        14362                    13292                     10710                        11200
11/30/2004                        15263                    13830                     11079                        11670
12/31/2004                        15501                    14300                     11513                        12111

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO (FORMERLY KNOWN AS PBHG SELECT 20 PORTFOLIO) WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. The PBHG Large Cap Growth Concentrated Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since December 31, 2004. Funds that invest in a limited number of securities may involve greater risk than more diversified funds, including a greater potential for volatility. The Portfolio's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance would have been lower. Investors considering the PBHG Large Cap Growth Concentrated Portfolio should have a long-term investment horizon. The PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the fees and charges associated with the variable annuity provider. Early withdrawals may result in tax penalties as well as any sales charges assessed by the variable annuity provider. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. PBHG Large Cap Growth Concentrated Portfolio commenced operations on September 25, 1997. The PBHG Large Cap Growth Concentrated Portfolio changed its benchmark effective May 1, 2004, from the S&P 500 Index to the Russell 1000(R) Growth Index to better reflect the market in which the Portfolio invests. For more information on theRussell 1000(R) Growth Index and the S&P 500 Index please see the PBHG Disclosure Notes on page 48. The chart assumes $10,000 invested in the Lipper Large-Cap Growth Funds Average at that month's end, September 30, 1997. For more information on the Lipper Large-Cap Growth Funds Average please see the PBHG Disclosure Notes on page 48.

SECTOR WEIGHTINGS AT DECEMBER 31, 2004

[Pie chart omitted -- plot points are as follows:]

Consumer Cyclical                            11%
Financial                                     3%
Health Care                                  21%
Repurchase Agreement                          2%
Services                                     12%
Technology                                   51%

% of Total Portfolio Investments


TOP TEN COMMON STOCK HOLDINGS AT DECEMBER 31, 2004

Yahoo!                                            9.3%
eBay                                              6.7%
Symantec                                          6.5%
Teva Pharmaceutical Industries ADR                5.5%
Qualcomm                                          5.2%
Apollo Group, Cl A                                4.9%
Broadcom, Cl A                                    4.6%
Staples                                           4.6%
Boston Scientific                                 4.4%
Zimmer Holdings                                   4.3%
--------------------------------------------------------------------------------
COMBINED TOP TEN COMMON STOCK
HOLDINGS AS A % OF TOTAL PORTFOLIO
INVESTMENTS IN COMMON STOCK                      56.0%
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO

STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2004


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.3%
CONSUMER CYCLICAL -- 11.0%
AUDIO/VIDEO PRODUCTS -- 3.0%
Harman International Industries        26,160   $       3,322
                                                -------------
                                                        3,322
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 3.4%
Electronic Arts*                       60,400           3,726
                                                -------------
                                                        3,726
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 4.6%
Staples                               150,900           5,087
                                                -------------
                                                        5,087
                                                -------------
TOTAL CONSUMER CYCLICAL (COST $10,074)                 12,135
                                                -------------
--------------------------------------------------------------------------------
FINANCIAL -- 3.5%
FINANCE-INVESTMENT BANKER/BROKER -- 3.5%
Goldman Sachs Group                    37,000           3,850
                                                -------------
                                                        3,850
                                                -------------
TOTAL FINANCIAL (COST $3,733)                           3,850
                                                -------------
--------------------------------------------------------------------------------
HEALTH CARE -- 20.9%
MEDICAL INSTRUMENTS -- 8.0%
Boston Scientific*                    137,000           4,870
Guidant                                54,700           3,944
                                                -------------
                                                        8,814
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 4.3%
Zimmer Holdings*                       59,100           4,735
                                                -------------
                                                        4,735
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 3.1%
Biogen Idec*                           50,900           3,391
                                                -------------
                                                        3,391
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 5.5%
Teva Pharmaceutical Industries ADR    204,900           6,118
                                                -------------
                                                        6,118
                                                -------------
TOTAL HEALTH CARE (COST $20,213)                       23,058
                                                -------------
--------------------------------------------------------------------------------
SERVICES -- 11.7%
E-COMMERCE/SERVICES -- 6.8%
eBay*                                  63,800           7,419
                                                -------------
                                                        7,419
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

SCHOOLS -- 4.9%
Apollo Group, Cl A*                    67,100   $       5,415
                                                -------------
                                                        5,415
                                                -------------
TOTAL SERVICES (COST $6,848)                           12,834
                                                -------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 51.2%
APPLICATIONS SOFTWARE -- 8.0%
Infosys Technologies ADR               59,300           4,110
Microsoft                             174,500           4,661
                                                -------------
                                                        8,771
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 4.0%
Nextel Communications, Cl A*          148,300           4,449
                                                -------------
                                                        4,449
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 3.8%
Autodesk                              109,200           4,144
                                                -------------
                                                        4,144
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 10.4%
Broadcom, Cl A*                       158,000           5,100
Intel                                 151,200           3,537
Xilinx                                 94,700           2,808
                                                -------------
                                                       11,445
--------------------------------------------------------------------------------
INTERNET SECURITY -- 6.5%
Symantec*                             277,500           7,148
                                                -------------
                                                        7,148
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 4.0%
Cisco Systems*                        118,400           2,285
Juniper Networks*                      80,300           2,183
                                                -------------
                                                        4,468
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 9.3%
Yahoo!*                               272,000          10,249
                                                -------------
                                                       10,249
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 5.2%
Qualcomm                              134,900           5,720
                                                -------------
                                                        5,720
                                                -------------
TOTAL TECHNOLOGY (COST $42,371)                        56,394
                                                -------------
TOTAL COMMON STOCK (COST $83,239)                     108,271
                                                -------------
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO


--------------------------------------------------------------------------------
                                        Face         Market
Description                         Amount (000)   Value (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 1.9%
Deutsche Bank 2.14%, dated 12/31/04,
   to be repurchased on 01/03/05,
   repurchase price $2,043,679
   (collateralized by a U.S.
   Government obligation, par value
   $2,083,000, 2.50%, 03/15/06,
   total market value $2,084,669)(A)   $2,043   $       2,043
                                                -------------
TOTAL REPURCHASE AGREEMENT (COST $2,043)                2,043
                                                -------------
TOTAL INVESTMENTS-- 100.2% (COST $85,282)             110,314
                                                -------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
Payable for investment advisory fees                      (81)
Payable for administrative fees                           (12)
Payable for trustees' fees                                 (6)
Other assets and liabilities, net                         (75)
                                                -------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (174)
                                                -------------
NET ASSETS-- 100.0%                             $     110,140
                                                =============
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value, unlimited
   authorization) based on 12,079,278
   outstanding shares of beneficial interest    $     324,908
Accumulated net realized loss on investments         (239,800)
Net unrealized appreciation on investments             25,032
                                                -------------
NET ASSETS                                      $     110,140
                                                =============
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                      $9.12
                                                        =====

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO

STATEMENT OF OPERATIONS (000)
FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
     Dividends..................................................................  $       783
     Interest...................................................................           44
     Less: Foreign Taxes Withheld...............................................           (7)
                                                                                  -----------
        Total Investment Income.................................................          820
                                                                                  -----------
EXPENSES:
     Investment Advisory Fees...................................................        1,055
     Administrative Fees........................................................          179
     Professional Fees..........................................................           37
     Printing Fees..............................................................           28
     Transfer Agent Fees........................................................           25
     Trustees' Fees.............................................................           23
     Custodian Fees.............................................................            8
     Other Fees.................................................................            8
                                                                                  -----------
          Total Expenses........................................................        1,363
                                                                                  -----------
NET INVESTMENT LOSS.............................................................         (543)
                                                                                  -----------
Net Realized Gain from Security Transactions....................................       15,799
Net Change in Unrealized Depreciation on Investments............................       (7,432)
                                                                                  -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.................................        8,367
                                                                                  -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................  $     7,824
                                                                                  ===========

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003, RESPECTIVELY

                                                                                                    01/01/04           01/01/03
                                                                                                       to                 to
                                                                                                    12/31/04           12/31/03
                                                                                                 --------------     --------------
INVESTMENT ACTIVITIES:
   Net Investment Loss......................................................................       $   (543)          $ (1,215)
   Net Realized Gain from Security Transactions.............................................         15,799             15,630
   Net Change in Unrealized Appreciation (Depreciation) on Investments .....................         (7,432)            32,645
                                                                                                   --------           --------
   Net Increase in Net Assets Resulting from Operations.....................................          7,824             47,060
                                                                                                   --------           --------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued............................................................................              1             22,754
   Shares Redeemed..........................................................................        (51,325)           (69,263)
                                                                                                   --------           --------
   Decrease in Net Assets Derived from Capital Share Transactions...........................        (51,324)           (46,509)
                                                                                                   --------           --------
       Total Increase (Decrease) in Net Assets..............................................        (43,500)               551
                                                                                                   --------           --------
NET ASSETS:
   Beginning of Year........................................................................        153,640            153,089
                                                                                                   --------           --------
   End of Year..............................................................................       $110,140           $153,640
                                                                                                   ========           ========
SHARES ISSUED AND REDEEMED:
   Shares Issued............................................................................             --              3,202
   Shares Redeemed..........................................................................         (5,930)            (9,021)
                                                                                                   --------           --------
   Net Decrease in Shares Outstanding.......................................................         (5,930)            (5,819)
                                                                                                   ========           ========

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR
FOR THE YEARS ENDED DECEMBER 31



                                                              Net
                    Net                                  Realized and
                   Asset                                  Unrealized                             Distributions
                  Value,                  Net              Gains or                 Total            from
                 Beginning            Investment            Losses                  from            Capital                Total
                  of Year                Loss            on Securities           Operations          Gains             Distributions
------------------------------------------------------------------------------------------------------------------------------------
  2004             $8.53               $(0.04)1              $0.63                  $0.59            --                     --
  2003              6.42                (0.05)1               2.16                   2.11            --                     --
  2002              9.35                (0.05)               (2.88)                 (2.93)           --                     --
  2001             23.63                (0.01)               (9.30)                 (9.31)         $(4.97)               $(4.97)
  2000             32.70                (0.09)               (7.12)                 (7.21)          (1.86)                (1.86)



                                                                                                  Ratio                Ratio
                  Net                                      Net                                   of Net             of Expenses
                 Asset                                   Assets,             Ratio             Investment           to Average
                Value,                                     End            of Expenses             Loss              Net Assets
                  End              Total                 of Year          to Average           to Average           (Excluding
                of Year           Return                  (000)           Net Assets           Net Assets            Waivers)
------------------------------------------------------------------------------------------------------------------------------------
  2004         $ 9.12              6.92%                $110,140              1.10%               (0.44)%            1.10%
  2003           8.53             32.87%                 153,640              1.09%               (0.73)%            1.09%
  2002           6.42            (31.34)%                153,089              1.08%               (0.42)%            1.08%
  2001           9.35            (36.17)%                304,029              1.04%               (0.23)%            1.04%
  2000          23.63            (23.87)%                669,739              1.02%               (0.33)%            1.02%

                  Ratio
                  of Net
                Investment
                   Loss
                to Average
                Net Assets            Portfolio
                (Excluding            Turnover
                 Waivers)               Rate
---------------------------------------------------
  2004           (0.44)%              50.45%
  2003           (0.73)%              92.66%
  2002           (0.42)%             164.94%
  2001           (0.23)%             142.88%
  2000           (0.33)%             138.94%


1 Per share calculations were performed using average shares for the year.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2004


1.  ORGANIZATION

PBHG Large Cap Growth Concentrated Portfolio (the "Portfolio") (formerly the PBHG Select 20 Portfolio) is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Large Cap Growth Concentrated Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Mid-Cap Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio, the Small Cap Portfolio or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At December 31, 2004, 89% and 10% of the outstanding shares of the Portfolio were held by the separate accounts of two participating insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. If a security price cannot be obtained from an independent, third-party pricing agent, SEI Investments Global Funds Services (the "Sub-Administrator") shall seek to obtain a bid price from at least one independent broker. Old Mutual Fund Services (the"Administrator") shall supply the Sub-Administrator with the appropriate broker contact(s), and, to ensure independence, the Sub-Administrator will contact the broker(s) at least on a weekly basis in order to obtain an independent quotation. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

COMPENSATING BALANCES -- Per the terms of an informal agreement with Wachovia Bank, N.A. the custodian of the Portfolio, if the Portfolio has a cash overdraft in excess of $100,000 on a given day, it is required to leave 112% in compensating balance with Wachovia Bank, N.A., on the following day. If the Portfolio has a positive cash balance in excess of $100,000 on a given day, it is allowed to overdraw 90% of the balance with Wachovia Bank, N.A. on the following day. The Portfolio did not have any compensating balances with Wachovia Bank, N.A. at December 31, 2004.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. Certain prior year amounts have been reclassified to conform to current year presentation.

COMMISSION RECAPTURE -- Liberty Ridge Capital, Inc. (formerly known as Pilgrim Baxter & Associates, Ltd.) (the "Adviser") may direct Portfolio trades to brokers who compensate the Portfolio, in cash, based on a percentage of related trading commissions. Such payments are reported as realized gains. During the year ended December 31, 2004, the Portfolio received $806 under these arrangements.

REDEMPTION FEES -- The Portfolio will generally impose a 2% redemption/exchange fee on total redemption proceeds of any shareholder redeeming shares (including redemption by exchange) of the Portfolio within 10 calendar days of their purchase. The 2% redemption fee will not be charged on transactions involving, among other things, (i) total or partial redemption of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees, (ii) total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Fund to waive or not to impose redemption fees, and (iii) because of systems limitations of certain intermediaries, preexisting contrary legal covenants and agreements with intermediaries and general marketplace resistance. As a result of such limitations, no redemption fees were imposed during the period because all shareholders of the Portfolio are in omnibus accounts.

3.   INVESTMENT ADVISORY FEES, ADMINISTRATIVE
     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the first $1 billion of the average daily net assets of the Portfolio, 0.80% of the next $500 million of the average daily net assets of the Portfolio, 0.75% of the next $500 million of the average daily net assets of the Portfolio, 0.70% of the next $500 million of the average daily net assets of the Portfolio, and 0.65% of the average daily net assets of the Portfolio in excess of $2.5 billion. Prior to December 9, 2004, the annual rate was 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an Expense Limitation Agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. No amounts have been recaptured by the Adviser during the year ended December 31, 2004.

Old Mutual Fund Services, an indirect, wholly-owned subsidiary of the Old Mutual
(US) Holdings Inc., parent company of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. As of October 1, 2004, the Administrator receives a fee, for these administrative services, which is calculated daily and paid monthly, at an annual rate of 0.1227% of the average daily net assets of the Portfolio. Prior to October 1, 2004, the annual rate was 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of the Old Mutual (US) Holdings Inc. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


a portion of the Administrator's fee equal to the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund.

Certain officers of the Fund are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor. These interested persons received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the year ended December 31, 2004, amounted to $60,527,108 and $99,142,940, respectively.

5.  FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2004, primarily attributable to certain net operating losses, are not available for tax purposes to offset future income
(000):


                                         INCREASE
                                       UNDISTRIBUTED
                DECREASE              NET INVESTMENT
             PAID-IN-CAPITAL              INCOME
           ------------------      -------------------
                 $(543)                    $543

This reclassification had no effect on net assets or net asset value per share.

No dividends or distributions were declared during the years ended December 31, 2004 and December 31, 2003, respectively.

As of December 31, 2004, the components of accumulated losses were as follows
(000):

Capital loss carryforwards expiring:

        December 2009                           $(157,492)
        December 2010                             (82,021)
Unrealized appreciation                            24,745
                                                ---------
                                                $(214,768)
                                                =========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years. During the year ended December 31, 2004, the Portfolio utilized $15,183
(000) of capital loss carryforwards to offset net realized capital gains.

At December 31, 2004, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were different from amounts reported for financial reporting purposes primarily due to losses from wash sales disallowed for tax purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at December 31, 2004 were as follows (000):

        FEDERAL                                       NET
          TAX      UNREALIZED      UNREALIZED     UNREALIZED
         COST     APPRECIATION    DEPRECIATION   APPRECIATION
        --------  -------------   -------------  -------------
        $85,569      $26,348        $(1,603)        $24,745

6.  CONCENTRATIONS/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as technology and health care, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

7.  LINE OF CREDIT

Until June 3, 2004, the Portfolio was able to borrow an amount up to its prospectus- defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit bore interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family paid an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio was allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings under the line of credit at any time during the year ended December 31, 2004. Effective June 3, 2004, the line of credit was discontinued for the PBHG Fund Family.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


8.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds, PBHG Insurance Series Fund and Old Mutual Advisor Funds (together, the "Trusts"), on behalf of each series portfolio of the Trusts (collectively the "Lending Funds" and individually the "Lending Fund") a Lending Fund may borrow or lend an amount up to its prospectus-defined limitations from or to other funds. All such borrowing and lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and the Adviser.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Lending Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).

The Portfolio had no outstanding borrowings or loans under the interfund lending arrangement at December 31, 2004, or at any time during the year ended December 31, 2004.

9.  LITIGATION WITH RESPECT TO THE INVESTMENT
    ADVISER

On June 21, 2004, the Adviser entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all of their charges related to "market timing" activity in the PBHG Funds, an investment company in the same mutual fund complex as the Fund. In the settlements, the Adviser, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements required the Adviser to pay $40 million in disgorgement and $50 million in civil penalties, and effective October 1, 2004, to reduce management fees for all of the Fund's and the PBHG Funds' portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the following five years. The Adviser, and not the Fund nor the Fund's shareholders nor the PBHG Funds nor the PBHG Funds' shareholders, will bear all the costs of complying with the settlements, including restitution, civil penalties and associated fees related to these regulatory proceedings. The Adviser has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders or PBHG Funds or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees. The settlements require the Adviser to operate in accordance with enhanced corporate governance policies and practices.

Under the NYAG settlement, if certain terms and undertakings in that settlement are not met, the NYAG settlement stipulates that the Adviser shall promptly terminate its management of PBHG Insurance Series Fund. In this event, PBHG Insurance Series Fund's Board of Trustees would be required to seek new management or consider other alternatives.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class action and shareholder derivative suits (the "Litigation"), have been filed against the Adviser, PBHG Funds, and certain related and unrelated parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits were originally filed in Federal and state courts, but have since all been consolidated in the United States District Court for the District of Maryland. The lawsuits seek such remedies as compensatory damages, restitution, rescission of the management and other contracts between PBHG Funds and the Adviser and certain of its affiliates, removal of the Adviser as investment adviser of PBHG Funds, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorney's and experts' fees.

At this stage of the Litigation, the Adviser believes that it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against the Adviser, PBHG Funds or any named defendant. While it is currently too early to predict the result of the Litigation, the Adviser does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Fund. However, the Adviser is currently unable to gauge the level of shareholder redemptions that may result from the news of these pending lawsuits. Redemptions may require the Fund's portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the portfolios.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO

In or opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PBHG Large Cap Growth Concentrated Portfolio (formerly known at PBHG Select 20 Portfolio) (a portfolio of the PBHG Insurance Series Fund, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 9, 2005

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH CONCENTRATED PORTFOLIO


PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER LARGE-CAP GROWTH FUNDS AVERAGE represents 687 mutual funds classified by Lipper, Inc. in the Large-Cap Growth category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDICES

The RUSSELL 1000(R) GROWTH INDEX is an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Russell 1000(R) Growth Index and the S&P 500 Index (the "Indices") and the Lipper Large-Cap Growth Funds Average (the "Average") are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Indices and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Indices and/or Average is not possible.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of January 26, 2005

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, a registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Liberty Ridge Capital, Inc., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-800-433-0051.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
--------------------------------------------------------------------------------



                                         TERM OF                                          NUMBER OF            OTHER
    NAME,              POSITION         OFFICE OF                                      PORTFOLIOS IN        DIRECTORSHIPS
   ADDRESS,            HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN          HELD
   AND AGE             THE FUND        TIME SERVED         DURING PAST 5 YEARS           BY TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

 Leigh A. Wilson       Chairman of      Trustee      Chief Executive Officer, New Century     26    Trustee, The Victory
 (60)                   the Board      since 2005    Living, Inc. (older adult housing)             Portfolios since 1992,
                                                     since 1992. Director, Chimney                  The Victory Institutional
                                                     Rock Winery LLC, 2000 to 2004, and             Funds since 2003 and
                                                     Chimney Rock Winery Corp (winery),             The Victory Variable Insurance
                                                     1985 to 2004.                                  Funds since 1998 (investment
                                                                                                    companies - 22 total
                                                                                                    portfolios). Trustee, PBHG
                                                                                                    Funds, since 2005.
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson    Trustee          Trustee      Chief Financial Officer, The             26    Director, The Triumph
(60)                                   since 1997    Triumph Group, Inc.                            Group, Inc. since 1992.
                                                     (manufacturing) since 1992.                    Trustee, PBHG Funds
                                                                                                    since 1995. Trustee, Old
                                                                                                    Mutual Advisor Funds,
                                                                                                    since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards      Trustee          Trustee      Consultant, Syrus Associates             26    Trustee, EQ Advisors (investment
(58)                                   since 1997    (business and marketing consulting             company-37 portfolios) since
                                                     firm), 1986 to 2002.                           1997. Trustee, PBHG Funds,
                                                                                                    since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller       Trustee          Trustee      Senior Vice President,                   26    Trustee, PBHG Funds, since 1995.
(70)                                   since 1997    Cherry & Webb, CWT
                                                     Specialty Stores, 1995 to
                                                     2000. Advisor and Secretary,
                                                     the Underwoman Shoppes Inc.
                                                     (retail clothing stores)
                                                     1980 to 2002. Retired.
------------------------------------------------------------------------------------------------------------------------------------
*Trustee of the Trust until such time as his or her successor is duly elected and appointed.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock**     President       President     Director, President and Chief
(48)                                     since       Executive Officer since 2004,
                                         2003        Old Mutual Capital, Inc. Trustee
                                                     and President since 2004, Old
                                                     Mutual Advisor Funds. Chief
                                                     Executive Officer, President and
                                                     Director since 2003 and Chief
                                                     Operating Officer in 2003, Liberty
                                                     Ridge Capital. Chief Executive
                                                     Officer and Trustee since 2003,
                                                     Old Mutual Investment Partners.
                                                     Trustee since 2003, Old Mutual Fund
                                                     Services. Director since 2003, Old
                                                     Mutual Shareholder Services, Inc.
                                                     President since 2003, PBHG Funds.
                                                     President and Chief Executive
                                                     Officer from 1998 to 2003,
                                                     Transamerica Capital, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings**        Vice            Vice        Vice President since 2001, Director
(41)                   President       President     of Sales and Marketing since 2004 and
                                       since 2005    Director of Mutual Fund Operations
                                                     from 1996 to 2001, Liberty Ridge Capital,
                                                     Inc. Vice President since 2003 and
                                                     President from 1999 to 2003, Old Mutual
                                                     Investment Partners. Vice President
                                                     since 2004, President from 1998 to 2004,
                                                     Old Mutual Fund Services. Vice President
                                                     since 2004 and President from 2001 to
                                                     2004, Old Mutual Shareholder Services,
                                                     Inc. Treasurer, Chief Financial Officer
                                                     and Controller from 1997 to 2005 and
                                                     Vice President since 2005, PBHG Funds.
                                                     Treasurer, Chief Financial Officer and
                                                     Controller from 1997 to 2005, PBHG
                                                     Insurance Series Fund. Treasurer,
                                                     Chief Financial Officer and Controller
                                                     from 2004 to 2005, Old Mutual Advisor
                                                     Funds.
------------------------------------------------------------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of January 26, 2005
--------------------------------------------------------------------------------
OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                                 TERM OF
                         POSITION               OFFICE AND
NAME, ADDRESS            HELD WITH               LENGTH OF                               PRINCIPAL OCCUPATION(S)
   AND AGE               THE FUND               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux       Senior Vice        Senior Vice President           Senior Vice President since 2005, PBHG Funds. President
(61)                      President        since 2005. Employed for         since May 2002, EJV Financial Services, LLC.
                                           an initial term of three         Director, Deutsche Bank (and predecessor companies)
                                           years and thereafter for         and Executive Vice President and Chief
                                          successive one year terms         Administrative Officer, Investment Company
                                          unless terminated prior to        Capital Corp (registered investment advisor and
                                             the end of the then            registered transfer agent) from 1987 to 2002.
                                                current term.
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr**          Vice President         Vice President               Chief Operating Officer since 2004, Senior
(42)                    and Secretary          and Secretary                Vice President since 2001, and General Counsel
                                                 since 1997                 and Secretary since 1996, Liberty Ridge Capital, Inc.
                                                                            Executive Vice President, Secretary and General
                                                                            Counsel since 2004, Old Mutual Capital, Inc. Chief
                                                                            Operating Officer since 2004 and General Counsel and
                                                                            Secretary since 1998, Old Mutual Investment Partners.
                                                                            General Counsel and Secretary since 1998,
                                                                            Old Mutual Fund Services. General Counsel and Secretary
                                                                            since 2001, Old Mutual Shareholder Services, Inc. Vice
                                                                            President and Secretary since 2004, Old Mutual
                                                                            Advisor Funds. Vice President and Secretary since 1997,
                                                                            PBHG Funds. General Counsel and Secretary
                                                                            from 1996 to 2002, Pilgrim Baxter Value Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon**            Vice              Vice President               Vice President and Chief Compliance Officer since
(41)                      President           since 2001 and                2001, Liberty Ridge Capital, Inc. Vice President
                          and Chief          Chief Compliance               and Chief Compliance Officer since 2004, Old Mutual
                          Compliance         Officer since 2004             Capital, Inc. Vice President, Chief Compliance
                           Officer                                          Officer and Registered Principal since 2001, Old Mutual
                                                                            Investment Partners. Chief Compliance Officer since
                                                                            2001, Old Mutual Fund Services. Chief Compliance
                                                                            Officer since 2001, Old Mutual Shareholder Services,
                                                                            Inc. Vice President and Chief Compliance Officer since
                                                                            2004, Old Mutual Advisor Funds. Vice President since
                                                                            2001 and Chief Compliance Officer since 2004, PBHG
                                                                            Funds. Chief Compliance Officer from 2001 to 2002,
                                                                            Pilgrim Baxter Value Investors, Inc. Chief Compliance
                                                                            Officer from 2001 to 2003, Pilgrim Baxter Private
                                                                            Equity Advisor. Vice President and Deputy
                                                                            Compliance Director from 1995 to 2001,
                                                                            Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III**  Vice President      Vice President and             Senior Vice President, Deputy General Counsel and
(44)                     and Assistant      Assistant Secretary             Assistant  Secretary since 2004, Old Mutual Capital,
                           Secretary              since 2002                Inc. Deputy General Counsel since 2004, Vice
                                                                            President and Assistant Secretary since 2001 and
                                                                            Senior Legal Counsel from 2001 to 2004, Liberty
                                                                            Ridge Capital, Inc. Senior Vice President and Deputy
                                                                            General Counsel since 2004, Assistant Secretary since
                                                                            2001 and Senior Legal Counsel and Vice President from
                                                                            2001 to 2004, Old Mutual Investment Partners. Senior
                                                                            Vice President and Deputy General Counsel since 2004,
                                                                            Assistant Secretary since 2001 and Senior Legal
                                                                            Counsel and Vice President from 2001 to 2004, Old
                                                                            Mutual Fund Services. Senior Vice President
                                                                            and Deputy General Counsel since 2004, Assistant
                                                                            Secretary since 2001 and Senior Legal Counsel and
                                                                            Vice President from 2001 to 2004, Old Mutual
                                                                            Shareholder Services, Inc. Vice President and
                                                                            Assistant Secretary since 2004, Old Mutual Advisor
                                                                            Funds. Vice President and Assistant Secretary since
                                                                            2001, PBHG Funds. Senior Counsel and Assistant
                                                                            Secretary from 2001 to 2002, Pilgrim Baxter Value
                                                                            Investors, Inc. Director and Senior Counsel from
                                                                            1997 to 2001, Merrill Lynch Investment Managers, L.P.
                                                                            and Princeton Administrators,  L.P. and holding
                                                                            various other positions with these companies from
                                                                            1991 to 1997. Secretary of various Merrill Lynch
                                                                            and Mercury open-end funds, as well as Somerset
                                                                            Exchange Fund and The Europe Fund, Inc. until
                                                                            December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner**       Treasurer,     Treasurer, Chief Financial         Fund Administration Manager since 2000, Liberty
(34)                        Chief           Officer, Controller             Ridge Capital, Inc. and Old Mutual Fund Services.
                          Financial              since 2005                 Treasurer, Chief Financial Officer
                           Officer,                                         and Controller since 2005 and Assistant Treasurer
                          Controller                                        from 2000 to 2005, PBHG Funds. Assistant Treasurer
                                                                            from 2000 to 2005, PBHG Insurance Series Fund.
                                                                            Assistant Treasurer since 2004, Old Mutual Advisor
                                                                            Funds. Fund Accounting Manager from 1997 to 2000, SEI
                                                                            Investments Mutual Funds Services.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne**      Assistant         Assistant Treasurer             Fund Administration Associate since 2001, Liberty
(32)                      Treasurer             since 2001                  Ridge Capital, Inc. and Old Mutual Fund Services.
                                                                            Assistant Treasurer since 2004, Old Mutual Advisor
                                                                            Funds. Assistant Treasurer since 2001, PBHG Funds.
                                                                            Fund Accounting Supervisor from 1999 to 2001 and Fund
                                                                            Accountant from 1998 to 1999, PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------
Michael E. Dresnin**      Assistant          Assistant Secretary            Assistant Vice President, Legal Counsel and Assistant
(32)                      Secretary               Since 2004                Secretary since 2004 for Liberty Ridge Capital, Inc.,
                                                                            Old Mutual Investment Partners, Old Mutual Fund
                                                                            Services and Old Mutual Shareholder Services, Inc.
                                                                            Assistant Secretary of PBHG Insurance Series Fund and
                                                                            Old Mutual Advisor Funds since 2005. Associate from
                                                                            1998 to 2004, Drinker Biddle & Reath LLP (law firm).
------------------------------------------------------------------------------------------------------------------------------------

** Officer of the Trust until such time as his or her successor is duly elected and qualified.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO


Dear Shareholder:

The first three quarters of 2004 proved to be a tug-of-war, as investors had trouble sorting through the conflicting economic news. Rising interest rates, fears of inflation, skyrocketing oil prices and the situation in Iraq all diverted investors' attention, leaving the markets caught in a sideways pattern for most of the period. As uncertainty surrounding the presidential election became a non-issue and oil prices started to decline, the markets rallied in the final quarter of the year. This helped end the year on a good note for the Portfolio and for the twelve month period ended December 31, 2004, the PBHG Mid-Cap Portfolio was able to outperform the 16.48% return posted by its benchmark, the S&P MidCap 400 Index.

PERFORMANCE DISCUSSION

The first three quarters of the period saw the Portfolio essentially perform in line with its benchmark, with the final quarter of 2004 delivering what we were looking for -- some positive separation from the benchmark. Our overweight position in the financial sector boosted Portfolio returns, aided by some strong stock selection in this area. In particular, Countrywide Financial and Genworth Financial performed well over the period.

Although soaring oil prices were a negative factor affecting the economy, they led to increased profits for energy stocks. Our large overweight position in this sector relative to the benchmark was the primary driver of our outperformance. In particular, our exploration and production holdings and oil service names posted strong results. Transocean, an energy holding specializing in offshore drilling, was a top performer. Other energy companies posting strong results were Newfield Exploration, an oil and gas exploration and production company, and Williams, an oil and gas pipeline company. We had wisely begun trimming our energy holdings in the third quarter and as oil prices began to decline as 2004 came to a close, we were able to mitigate underperformance in this sector.

The Portfolio also benefited during the period by some strong stock selection in the technology sector, in particular the electronic technology area. Broadcom, a semiconductor holding and Nvidia, a technology company that develops and markets graphic processors and related software, were both positive performers for the Portfolio.

While the financial, energy and technology sectors proved to be a boost to performance, broadcasting was the one area that negatively impacted performance relative to the benchmark. During a majority of the period we remained overweight to this segment. We felt the near term fundamentals of these companies were still showing signs of strength, leading us to believe they warranted a much higher valuation. Clearly this theory cost us performance as radio broadcast companies Westwood One and Citadel struggled with a prolonged weak advertising market. We were also hurt by our lack of exposure to casino and video gaming stocks. We remain comfortable with the selections that we own in the Portfolio and we plan to patiently wait for the market to discover the "value" we feel our positions hold.

LOOKING FORWARD

In 2005, we plan to continue to focus on finding companies that we believe best exemplify our trade-off of valuation, near-term dynamics and long-term growth. By consistently applying our process we feel that performance relative to both our benchmark and our peer group will benefit over time. As we move forward, we will continue to critically evaluate each and every position on a regular basis to ensure that each holding's place in the portfolio is justified. We again expect volatility to be a key factor in 2005. That said, we look upon this as a great time to review our asset allocations and realign the Portfolio as necessary. We intend to use any negative swings in the equity markets as an opportunity to add to our favorite companies.


Sincerely,


/S/Jerome J. Heppelmann, CFA
Portfolio Manager

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO


DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in this Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates this Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the six month period ended December 31, 2004. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Six Month Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual return of 5% before expenses during the year and that the expense ratio ("Annualized Expense Ratios for the Six Month Period") for the period is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical result for your Portfolios in the "Expenses Paid During Six Month Period" with the hypothetical examples that appear in the same charts in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If those transactional costs were applied to your account, your costs would be higher.

                                                                                     ANNUALIZED
                                                                                       EXPENSE
                                                                                       RATIOS            EXPENSES
                                            BEGINNING             ENDING               FOR THE          PAID DURING
                                          ACCOUNT VALUE        ACCOUNT VALUE          SIX MONTH          SIX MONTH
                                             6/30/04             12/31/04               PERIOD            PERIOD*
                                       ------------------   ------------------   ------------------ ------------------
Actual Portfolio Return                    $1,000.00             $1,137.30             1.16%               $6.23
Hypothetical 5% Return                      1,000.00              1,019.30             1.16%                5.89

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO                                               (UNAUDITED)


----------------------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004
----------------------------------------------------------------------------------------------

                                  Annualized    Annualized       Annualized
                                   One Year     Three Year        Five Year    Inception to
                                    Return        Return           Return          Date
---------------------------------------------------------------------------------------------
PBHG Mid-Cap Portfolio              18.86%         9.10%           12.49%         16.35%
---------------------------------------------------------------------------------------------


          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
                PBHG MID-CAP PORTFOLIO VERSUS THE S&P MIDCAP 400
                INDEX AND THE LIPPER MID-CAP CORE FUNDS AVERAGE

[Line chart omitted -- plot points are as follows:]

                                                                                    Lipper
                                                                                    Mid-Cap
                                 PBHG                   S&P MidCap                Core Funds
                           Mid-Cap Portfolio            400 Index                  Average
11/30/98                          10000                    10000                     10000
12/31/98                          11100                    11208                     10848
1/31/99                           11300                    10772                     10823
2/28/99                           10640                    10208                     10262
3/31/99                           11180                    10493                     10670
4/30/99                           11420                    11321                     11370
5/31/99                           12010                    11370                     11494
6/30/99                           12840                    11979                     12198
7/31/99                           12650                    11724                     12012
8/31/99                           12190                    11322                     11714
9/30/99                           12017                    10972                     11558
10/31/99                          12110                    11532                     12042
11/30/99                          12556                    12137                     12776
12/31/99                          13948                    12858                     14000
1/31/2000                         13363                    12496                     13623
2/29/2000                         14007                    13371                     15113
3/31/2000                         16066                    14489                     15789
4/30/2000                         15703                    13984                     15028
5/31/2000                         16347                    13809                     14557
6/30/2000                         16230                    14012                     15390
7/31/2000                         16008                    14233                     15212
8/31/2000                         17716                    15822                     16745
9/30/2000                         17178                    15714                     16521
10/31/2000                        17006                    15181                     15961
11/30/2000                        16047                    14035                     14562
12/31/2000                        17919                    15109                     15707
1/31/2001                         18306                    15445                     15999
2/28/2001                         17905                    14564                     15036
3/31/2001                         17360                    13481                     14123
4/30/2001                         18952                    14968                     15366
5/31/2001                         19611                    15317                     15729
6/30/2001                         19740                    15255                     15730
7/31/2001                         19439                    15028                     15430
8/31/2001                         18751                    14536                     14833
9/30/2001                         16077                    12728                     13016
10/31/2001                        16798                    13291                     13574
11/30/2001                        18415                    14280                     14562
12/31/2001                        19344                    15017                     15298
1/31/2002                         18622                    14940                     15105
2/28/2002                         18261                    14958                     14913
3/31/2002                         19070                    16027                     15851
4/30/2002                         18983                    15952                     15723
5/31/2002                         18738                    15683                     15466
6/30/2002                         17453                    14535                     14387
7/31/2002                         15807                    13127                     12938
8/31/2002                         15894                    13193                     13033
9/30/2002                         14580                    12130                     12034
10/31/2002                        15331                    12656                     12513
11/30/2002                        16428                    13388                     13268
12/31/2002                        15735                    12838                     12705
1/31/2003                         15360                    12463                     12421
2/28/2003                         15143                    12166                     12147
3/31/2003                         15172                    12269                     12246
4/30/2003                         16154                    13159                     13136
5/31/2003                         17756                    14250                     14251
6/30/2003                         17727                    14432                     14471
7/31/2003                         17973                    14944                     14931
8/31/2003                         18694                    15622                     15575
9/30/2003                         18420                    15382                     15318
10/31/2003                        19777                    16545                     16427
11/30/2003                        20254                    17122                     16880
12/31/2003                        21134                    17411                     17326
1/31/2004                         21683                    17788                     17747
2/29/2004                         22217                    18215                     18094
3/31/2004                         22044                    18293                     18078
4/30/2004                         21538                    17692                     17498
5/31/2004                         21625                    18059                     17793
6/30/2004                         22087                    18470                     18267
7/31/2004                         21091                    17608                     17375
8/31/2004                         21163                    17562                     17250
9/30/2004                         21740                    18082                     17868
10/31/2004                        22666                    18372                     18181
11/30/2004                        23929                    19466                     19299
12/31/2004                        25119                    20281                     19999

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE PBHG MID-CAP PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. The PBHG Mid-Cap Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since December 31, 2004. Securities of small and medium sized companies involve greater risk and price volatility than larger, more established companies. The Portfolio's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance would have been lower. Investors considering the PBHG Mid-Cap Portfolio should have a long-term investment horizon. The PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the fees and charges associated with the variable annuity provider. Early withdrawals may result in tax penalties as well as any sales charges assessed by the variable annuity provider. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. PBHG Mid-Cap Portfolio commenced operations on November 30, 1998. For more information on the S&P MidCap 400 Index and the Lipper Mid-Cap Core Funds Average, please see the PBHG Disclosure Notes on page 66.

SECTOR WEIGHTINGS AT DECEMBER 31, 2004

[Pie chart omitted -- plot points are as follows:]

Basic Materials                               3%
Consumer Cyclical                            17%
Consumer Non-Cyclical                         1%
Energy                                       10%
Financial                                    23%
Health Care                                   9%
Index Fund                                    1%
Industrial                                    4%
Repurchase Agreement                          1%
Services                                      6%
Transportation                                1%
Utilities                                     2%
Technology                                   22%

% of Total Portfolio Investments


TOP TEN COMMON STOCK HOLDINGS AT DECEMBER 31, 2004

Interpublic Group                                 2.3%
Veritas Software                                  2.2%
Axis Capital Holdings                             2.0%
Intuit                                            1.8%
Westwood One                                      1.7%
Friedman Billings Ramsey Group, Cl A              1.6%
El Paso                                           1.6%
Federated Investors, Cl B                         1.5%
Fiserv                                            1.5%
Tribune                                           1.4%
--------------------------------------------------------------------------------
COMBINED TOP TEN COMMON STOCK
HOLDINGS AS A % OF TOTAL PORTFOLIO
INVESTMENTS IN COMMON STOCK                      17.6%

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2004


--------------------------------------------------------------------------------
                                       Market
Description                            Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.5%
BASIC MATERIALS -- 2.5%
CHEMICALS-SPECIALTY -- 1.2%
Eastman Chemical                        9,840     $       568
                                                  -----------
                                                          568
--------------------------------------------------------------------------------
INDUSTRIAL GASES -- 0.5%
Air Products & Chemicals                4,300             249
                                                  -----------
                                                          249
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.8%
Temple-Inland                           5,140             352
                                                  -----------
                                                          352
                                                  -----------
TOTAL BASIC MATERIALS (COST $915)                       1,169
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 17.3%
BUILDING-RESIDENTIAL/COMMERCIAL -- 1.7%
DR Horton                               9,900             399
Lennar, Cl A                            6,700             380
                                                  -----------
                                                          779
--------------------------------------------------------------------------------
CASINO SERVICES -- 1.1%
International Game Technology          14,800             509
                                                  -----------
                                                          509
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 0.5%
Fairmont Hotels & Resorts               6,600             229
                                                  -----------
                                                          229
--------------------------------------------------------------------------------
MULTIMEDIA -- 1.1%
EW Scripps, Cl A                       10,500             507
                                                  -----------
                                                          507
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 2.6%
New York Times, Cl A                   13,300             543
Tribune                                16,000             674
                                                  -----------
                                                        1,217
--------------------------------------------------------------------------------
PUBLISHING-PERIODICALS -- 0.4%
Reader's Digest Association            12,850             179
                                                  -----------
                                                          179
--------------------------------------------------------------------------------
RADIO -- 3.4%
Cox Radio, Cl A*                       21,500             354
Radio One, Cl A*                       27,300             440
Westwood One*                          30,500             821
                                                  -----------
                                                        1,615
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 2.0%
Costco Wholesale                       12,000             581
Family Dollar Stores                   11,000             343
                                                  -----------
                                                          924
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 1.4%
CVS                                    14,420             650
                                                  -----------
                                                          650
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

RETAIL-JEWELRY -- 1.0%
Tiffany                                14,560     $       465
                                                  -----------
                                                          465
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 1.0%
OfficeMax                              15,200             477
                                                  -----------
                                                          477
--------------------------------------------------------------------------------
TELEVISION -- 1.1%
Univision Communications, Cl A*        17,570             514
                                                  -----------
                                                          514
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $7,560)                   8,065
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.1%
FOOD -- WHOLESALE/DISTRIBUTION - 1.1%
Sysco                                  13,560             518
                                                  -----------
                                                          518
                                                  -----------
TOTAL CONSUMER NON-CYCLICAL (COST $436)                   518
                                                  -----------
--------------------------------------------------------------------------------
ENERGY -- 9.6%
OIL & GAS DRILLING -- 4.5%
GlobalSantaFe                          11,700             388
Pride International*                   20,400             419
Rowan*                                 20,590             533
Todco, Cl A*                           22,010             406
Transocean*                             8,500             360
                                                  -----------
                                                        2,106
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 1.0%
Noble Energy                            3,700             228
Pogo Producing                          4,500             218
                                                  -----------
                                                          446
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 1.7%
Tidewater                              14,300             509
Weatherford International*              6,000             308
                                                  -----------
                                                          817
--------------------------------------------------------------------------------
PIPELINES -- 2.4%
El Paso                                73,500             764
Williams                               22,530             367
                                                  -----------
                                                        1,131
                                                  -----------
TOTAL ENERGY (COST $3,342)                              4,500
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 23.4%
COMMERCIAL BANKS-EASTERN US -- 1.0%
Commerce Bancorp                        7,400             477
                                                  -----------
                                                          477
--------------------------------------------------------------------------------
FIDUCIARY BANKS -- 1.2%
Investors Financial Services            4,860             243
State Street                            6,800             334
                                                  -----------
                                                          577
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 1.0%
Providian Financial*                   29,500             486
                                                  -----------
                                                          486
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

FINANCE-INVESTMENT BANKER/BROKER -- 1.7%
Friedman Billings Ramsey Group, Cl A   39,670     $       769
                                                  -----------
                                                          769
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
Countrywide Financial                   2,800             104
                                                  -----------
                                                          104
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 2.6%
Federated Investors, Cl B              23,600             717
Franklin Resources                      7,300             509
                                                  -----------
                                                        1,226
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.0%
Lincoln National                        9,600             448
                                                  -----------
                                                          448
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 2.8%
Allmerica Financial*                   12,700             417
Assurant                                7,900             241
Cincinnati Financial                   14,330             634
                                                  -----------
                                                        1,292
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 2.3%
Fidelity National Financial            10,300             470
XL Capital, Cl A                        7,700             598
                                                  -----------
                                                        1,068
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 1.3%
CB Richard Ellis Group, Cl A*          18,050             606
                                                  -----------
                                                          606
--------------------------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT -- 0.8%
St. Joe                                 5,800             372
                                                  -----------
                                                          372
--------------------------------------------------------------------------------
REINSURANCE -- 4.1%
Aspen Insurance Holdings               13,000             319
Axis Capital Holdings                  34,830             953
Odyssey Re Holdings                     8,300             209
PartnerRe                               7,300             452
                                                  -----------
                                                        1,933
--------------------------------------------------------------------------------
REITS-HOTELS -- 0.8%
Host Marriott*                         22,290             386
                                                  -----------
                                                          386
--------------------------------------------------------------------------------
REITS-DIVERSIFIED -- 1.4%
American Financial Realty Trust        39,900             646
                                                  -----------
                                                          646
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 1.2%
NewAlliance Bancshares                 36,100             552
                                                  -----------
                                                          552
                                                  -----------
TOTAL FINANCIAL (COST $9,139)                          10,942
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 8.8%
DIALYSIS CENTERS -- 0.6%
DaVita*                                 6,800             269
                                                  -----------
                                                          269
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

HOSPITAL BEDS/EQUIPMENT -- 0.6%
Hillenbrand Industries                  5,200     $       289
                                                  -----------
                                                          289
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.9%
Becton Dickinson                        7,800             443
Henry Schein*                           6,830             476
                                                  -----------
                                                          919
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.5%
Protein Design Labs*                   11,100             229
                                                  -----------
                                                          229
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 2.6%
Barr Pharmaceuticals*                  10,200             464
Mylan Laboratories                     14,400             255
Watson Pharmaceuticals*                15,370             504
                                                  -----------
                                                        1,223
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 1.3%
Tenet Healthcare*                      54,220             595
                                                  -----------
                                                          595
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.3%
Lincare Holdings*                      14,230             607
                                                  -----------
                                                          607
                                                  -----------
TOTAL HEALTH CARE (COST $3,495)                         4,131
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 3.1%
AEROSPACE/DEFENSE-EQUIPMENT -- 0.9%
Alliant Techsystems*                    6,700             438
                                                  -----------
                                                          438
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 1.4%
Brink's                                16,250             642
                                                  -----------
                                                          642
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.8%
Applera - Applied Biosystems Group     17,200             360
                                                  -----------
                                                          360
                                                  -----------
TOTAL INDUSTRIAL (COST $1,042)                          1,440
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 5.2%
ADVERTISING AGENCIES -- 2.3%
Interpublic Group*                     80,290           1,076
                                                  -----------
                                                        1,076
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.0%
Quanta Services*                       58,300             466
                                                  -----------
                                                          466
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.9%
DST Systems*                            8,700             454
Manhattan Associates*                  18,050             431
                                                  -----------
                                                          885
                                                  -----------
TOTAL SERVICES (COST $2,096)                            2,427
                                                  -----------
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO


--------------------------------------------------------------------------------
                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

TECHNOLOGY -- 24.2%
APPLICATIONS SOFTWARE -- 5.7%
Citrix Systems*                        25,020     $       614
Intuit*                                20,940             922
Satyam Computer Services ADR           23,800             574
Siebel Systems*                        54,300             570
                                                  -----------
                                                        2,680
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 6.3%
Dun & Bradstreet*                       6,500             388
Fiserv*                                17,100             687
MoneyGram International                16,700             353
SEI Investments                        10,950             459
Veritas Software*                      36,220           1,034
                                                  -----------
                                                        2,921
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 3.6%
Celestica*                             24,280             343
Flextronics International*             31,130             430
Gentex                                 11,900             440
Sanmina-SCI*                           56,650             480
                                                  -----------
                                                        1,693
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 2.3%
Broadcom, Cl A*                        10,000             323
Intersil, Cl A                         12,800             214
Nvidia*                                22,800             537
                                                  -----------
                                                        1,074
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.1%
BMC Software*                          12,130             225
MicroStrategy, Cl A*                    5,090             307
                                                  -----------
                                                          532
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 1.3%
Avocent*                               15,470             627
                                                  -----------
                                                          627
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 0.8%
Xerox*                                 22,200             378
                                                  -----------
                                                          378
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.2%
Integrated Circuit Systems*             6,600             138
Integrated Device Technology*          34,800             402
                                                  -----------
                                                          540
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 0.5%
Adtran                                 11,690             224
                                                  -----------
                                                          224
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.4%
Amdocs*                                25,110             659
                                                  -----------
                                                          659
                                                  -----------
TOTAL TECHNOLOGY (COST $9,288)                         11,328
                                                  -----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.3%
TRANSPORT-AIR FREIGHT -- 1.3%
CNF                                    11,980             600
                                                  -----------
                                                          600
                                                  -----------
TOTAL TRANSPORTATION (COST $524)                          600
                                                  -----------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     Shares/Face      Market
Description                         Amount (000)   Value (000)
--------------------------------------------------------------------------------

UTILITIES -- 2.0%
ELECTRIC-INTEGRATED -- 2.0%
Alliant Energy                          9,700     $       277
Public Service Enterprise Group        12,700             658
                                                  -----------
                                                          935
                                                  -----------
TOTAL UTILITIES (COST $729)                               935
                                                  -----------
TOTAL COMMON STOCK (COST $38,566)                      46,055
                                                  -----------
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 0.7%
INDEX FUND-MIDCAP -- 0.7%
Midcap SPDR Trust Series 1              2,500             302
                                                  -----------
                                                          302
                                                  -----------
TOTAL INDEX FUND-MIDCAP (COST $267)                       302
                                                  -----------
TOTAL INVESTMENT COMPANY (COST $267)                      302
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.3%
Morgan Stanley 2.14%, dated 12/31/04,
   to be repurchased on 01/03/05,
   repurchase price $620,051
   (collateralized by a U.S. Government
   obligation, par value $635,000,
   4.375%, 07/30/09, total market
   value $648,640)(A)                    $620             620
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $620)                    620
                                                  -----------
TOTAL INVESTMENTS-- 100.5% (COST $39,453)              46,977
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.5)%
Payable for investment advisory fees                      (33)
Payable for administrative fees                            (5)
Payable for trustees' fees                                 (2)
Other assets and liabilities, net                        (171)
                                                  -----------
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (211)
                                                  -----------
NET ASSETS-- 100.0%                               $    46,766
                                                  -----------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value, unlimited
   authorization) based on 2,735,283
   outstanding shares of beneficial interest      $    35,324
Accumulated net realized gain on investments            3,918
Net unrealized appreciation on investments              7,524
                                                  -----------
NET ASSETS                                        $    46,766
                                                  ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $17.10
                                                       ======

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REITs -- Real Estate Investment Trusts
SPDR -- Standard & Poor's 500 Composite Index Depository Receipt
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

STATEMENT OF OPERATIONS (000)
FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
     Dividends..................................................................    $  326
     Interest...................................................................        26
                                                                                    ------
          Total Investment Income...............................................       352
                                                                                    ------
EXPENSES:
     Investment Advisory Fees...................................................       327
     Administrative Fees........................................................        55
     Transfer Agent Fees........................................................        25
     Professional Fees..........................................................        14
     Custodian Fees.............................................................        11
     Printing Fees..............................................................         9
     Trustees' Fees.............................................................         7
     Other Fees.................................................................         3
                                                                                    ------
          Total Expenses........................................................       451
                                                                                    ------
NET INVESTMENT LOSS ............................................................       (99)
                                                                                    ------
Net Realized Gain from Security Transactions....................................     4,034
Net Change in Unrealized Appreciation on Investments............................     3,135
                                                                                    ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.................................     7,169
                                                                                    ------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................    $7,070
                                                                                    ======

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003, RESPECTIVELY

                                                                                                    01/01/04          01/01/03
                                                                                                       to                to
                                                                                                    12/31/04          12/31/03
                                                                                                 -------------      -------------
INVESTMENT ACTIVITIES:
   Net Investment Loss .....................................................................        $   (99)           $   (49)
   Net Realized Gain from Security Transactions ............................................          4,034              2,189
   Net Change in Unrealized Appreciation on Investments ....................................          3,135              4,443
                                                                                                    -------            -------
   Net Increase in Net Assets Resulting from Operations ....................................          7,070              6,583
                                                                                                    -------            -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Capital Gains .......................................................................           (675)             --
                                                                                                    -------            -------
   Total Distributions .....................................................................           (675)             --
                                                                                                    -------            -------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued............................................................................         12,814             14,141
   Shares Reinvested .......................................................................            675              --
   Shares Redeemed .........................................................................         (3,977)            (3,558)
                                                                                                    -------            -------
   Increase in Net Assets Derived from Capital Share Transactions...........................          9,512             10,583
                                                                                                    -------            -------
       Total Increase in Net Assets.........................................................         15,907             17,166
                                                                                                    -------            -------
NET ASSETS:
   Beginning of Year........................................................................         30,859             13,693
                                                                                                    -------            -------
   End of Year..............................................................................        $46,766            $30,859
                                                                                                    =======            =======

SHARES ISSUED AND REDEEMED:
   Shares Issued............................................................................            845              1,154
   Shares Reinvested........................................................................             46                 --
   Shares Redeemed .........................................................................           (263)              (303)
                                                                                                    -------            -------
   Net Increase in Shares Outstanding.......................................................            628                851
                                                                                                    =======            =======

  Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR
FOR THE YEARS ENDED DECEMBER 31




                                                              Net
                    Net                                  Realized and                              Dividends
                   Asset                  Net             Unrealized                                 from              Distributions
                  Value,              Investment           Gains or                 Total             Net                  from
                 Beginning              Income              Losses                  from          Investment              Capital
                  of Year               (Loss)           on Securities           Operations         Income                 Gains
------------------------------------------------------------------------------------------------------------------------------------
  2004            $14.64               $(0.04)1              $2.76                  $2.72             --                 $(0.26)
  2003             10.90                (0.03)1               3.77                   3.74             --                   --
  2002             13.40                   --                (2.50)                 (2.50)            --                   --
  2001             12.49                   --                 0.98                   0.98             --                  (0.07)
  2000             11.92                 0.02                 3.34                   3.36          $(0.04)                (2.75)



                                                                                                                     Ratio
                                                                                                                    of Net
                                  Net                                       Net                                   Investment
                                Asset                                     Assets,             Ratio of              Income
                                Value,                                      End               Expenses              (Loss)
               Total              End                 Total               of Year            to Average           to Average
           Distributions        of Year              Return                (000)             Net Assets           Net Assets
------------------------------------------------------------------------------------------------------------------------------------
  2004       $(0.26)           $17.10                18.86%               $46,766              1.17%               (0.26)%
  2003         --               14.64                34.31%                30,859              1.20%               (0.24)%
  2002         --               10.90               (18.66)%               13,693              1.20%               (0.07)%
  2001        (0.07)            13.40                 7.95%                 3,555              1.20%                0.07%
  2000        (2.79)            12.49                28.47%                   896              1.20%                0.19%

                                Ratio of Net
               Ratio             Investment
            of Expenses             Loss
            to Average           to Average
            Net Assets           Net Assets
            (Excluding           (Excluding
              Waivers              Waivers             Portfolio
            and Expense          and Expense           Turnover
            Reduction)           Reduction)              Rate
-------------------------------------------------------------------
  2004         1.17%               (0.26)%             123.19%
  2003         1.23%               (0.27)%             147.82%
  2002         1.47%               (0.34)%             197.63%
  2001         2.40%               (1.13)%             251.16%
  2000         4.52%               (3.13)%             260.64%


1Per share calculations were performed using average shares for the year.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2004


1.  ORGANIZATION

PBHG Mid-Cap Portfolio (the "Portfolio"), is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Concentrated Portfolio (the "Large Cap Growth Concentrated Portfolio") (formerly the PBHG Select 20 Portfolio), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Large Cap Growth Concentrated Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Concentrated Portfolio, the Large Cap Growth Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio, the Small Cap Portfolio, or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At December 31, 2004, 52% and 34% of the outstanding shares of the Portfolio were held by the separate accounts of two participating insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. If a security price cannot be obtained from an independent, third-party pricing agent, SEI Investments Global Funds Services (the "Sub-Administrator") shall seek to obtain a bid price from at least one independent broker. Old Mutual Fund Services (the "Administrator") shall supply the Sub-Administrator with the appropriate broker contact(s), and, to ensure independence, the Sub-Administrator will contact the broker(s) at least on a weekly basis in order to obtain an independent quotation. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by the Portfolio may be delayed or limited.

COMPENSATING BALANCES -- Per the terms of an informal agreement with Wachovia Bank, N.A. the custodian of the Portfolio, if the Portfolio has a cash overdraft in excess of $100,000 on a given day, it is required to leave 112% in compensating balance with Wachovia Bank, N.A., on the following day. If the Portfolio has a positive cash balance in excess of $100,000 on a given day, it is allowed to overdraw 90% of the balance with Wachovia Bank, N.A. on the following day. The Portfolio did not have any compensating balances with Wachovia Bank, N.A. at December 31, 2004.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. Certain prior year amounts have been reclassified to conform to current year presentation.

COMMISSION RECAPTURE -- Liberty Ridge Capital, Inc. (formerly known as Pilgrim Baxter & Associates, Ltd.) (the "Adviser") may direct Portfolio trades to brokers who compensate the Portfolio, in cash, based on a percentage of related trading commissions. Such payments are reported as realized gains. During the year ended December 31, 2004, the Portfolio received $2,486 under these arrangements.

REDEMPTION FEES -- The Portfolio will generally impose a 2% redemption/exchange fee on total redemption proceeds of any shareholder redeeming shares (including redemption by exchange) of the Portfolio within 10 calendar days of their purchase. The 2% redemption fee will not be charged on transactions involving, among other things, (i) total or partial redemption of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees, (ii) total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Fund to waive or not to impose redemption fees, and (iii) because of systems limitations of certain intermediaries, preexisting contrary legal covenants and agreements with intermediaries and general marketplace resistance. As a result of such limitations, no redemption fees were imposed during the period because all shareholders of the Portfolio are in omnibus accounts.

3.   INVESTMENT ADVISORY FEES, ADMINISTRATIVE
     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the first $1 billion of the average daily net assets of the Portfolio, 0.80% of the next $500 million of the average daily net assets of the Portfolio, 0.75% of the next $500 million of the average daily net assets of the Portfolio, 0.70% of the next $500 million of the average daily net assets of the Portfolio, and 0.65% of the average daily net assets of the Portfolio in excess of $2.5 billion. Prior to December 9, 2004, the annual rate was 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an Expense Limitation Agreement with the Fund ("Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million;
(ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. At December 31, 2004, the amount of advisory fee waivers and the reimbursements of third party expenses by the Adviser subject to possible recapture was $30,272. At this time, the Portfolio's assets are less than $75 million. No amounts have been recaptured by the Adviser during the year ended December 31, 2004.

Old Mutual Fund Services, an indirect, wholly-owned subsidiary of the Old Mutual
(US) Holdings Inc., parent company of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. As of October 1, 2004, the Administrator receives a fee, for these administrative services, which is calculated daily and paid monthly, at an annual rate of 0.1227% of the average daily net assets of the Portfolio. Prior to October 1, 2004, the annual rate was 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of the Old Mutual (US) Holdings Inc. The Distributor receives no compensation for serving in such capacity.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


SEI Investments Global Funds Services serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid a portion of the Administrator's fee equal to the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund.

Certain officers of the Fund are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor. These interested persons received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the year ended December 31, 2004, amounted to $54,935,230 and $44,833,265, respectively.

5.  FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2004, primarily attributable to certain net operating losses, are not available for tax purposes to offset future income
(000):

          INCREASE UNDISTRIBUTED   DECREASE ACCUMULATED
           NET INVESTMENT INCOME     NET REALIZED GAIN
          ----------------------- -----------------------
                    $99                    $(99)

This reclassification had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended December 31, 2004 and December 31, 2003 were as follows (000):

                   ORDINARY       LONG-TERM
                     INCOME     CAPITAL GAINS     TOTAL
                  ----------   ---------------   -------
          2004        $576          $99           $675
          2003          --           --             --

As of December 31, 2004, the components of distributable earnings were as follows (000):

        Undistributed ordinary income              $ 2,888
        Undistributed long-term capital gain         1,143
        Unrealized appreciation                      7,411
                                                   -------
                                                   $11,442
                                                   =======

At December 31, 2004, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were different from amounts reported for financial reporting purposes primarily due to losses from wash sales disallowed for tax purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at December 31, 2004 were as follows (000):

        FEDERAL                                       NET
          TAX      UNREALIZED      UNREALIZED     UNREALIZED
         COST     APPRECIATION    DEPRECIATION   APPRECIATION
        --------  -------------   -------------  -------------
        $39,566      $7,930          $(519)         $7,411

6.  CONCENTRATIONS/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as financial and technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

7.  LINE OF CREDIT

Until June 3, 2004, the Portfolio was able to borrow an amount up to its prospectus-defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit bore interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family paid an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio was allocated a portion of this fee based

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings under the line of credit at any time during the year ended December 31, 2004. Effective June 3, 2004, the line of credit was discontinued for the PBHG Fund Family.

8.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds, PBHG Insurance Series Fund and Old Mutual Advisor Funds (together, the "Trusts"), on behalf of each series portfolio of the Trusts (collectively the "Lending Funds" and individually the "Lending Fund") a Lending Fund may borrow or lend an amount up to its prospectus-defined limitations from or to other funds. All such borrowing and lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and the Adviser.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Lending Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).

The Portfolio had no outstanding borrowings or loans under the interfund lending agreement at December 31, 2004, or at any time during the year ended December 31, 2004.

9.  LITIGATION WITH RESPECT TO THE
    INVESTMENT ADVISER

On June 21, 2004, the Adviser entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all of their charges related to "market timing" activity in the PBHG Funds, an investment company in the same mutual fund complex as the Fund. In the settlements, the Adviser, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements required the Adviser to pay $40 million in disgorgement and $50 million in civil penalties, and effective October 1, 2004, to reduce management fees for all of the Fund's and the PBHG Funds' portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the following five years. The Adviser, and not the Fund nor the Fund's shareholders nor the PBHG Funds nor the PBHG Funds' shareholders, will bear all the costs of complying with the settlements, including restitution, civil penalties and associated fees related to these regulatory proceedings. The Adviser has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders or PBHG Funds or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees. The settlements require the Adviser to operate in accordance with enhanced corporate governance policies and practices.

Under the NYAG settlement, if certain terms and undertakings in that settlement are not met, the NYAG settlement stipulates that the Adviser shall promptly terminate its management of PBHG Insurance Series Fund. In this event, PBHG Insurance Series Fund's Board of Trustees would be required to seek new management or consider other alternatives.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class action and shareholder derivative suits (the "Litigation"), have been filed against the Adviser, PBHG Funds, and certain related and unrelated parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits were originally filed in Federal and state courts, but have since all been consolidated in the United States District Court for the District of Maryland. The lawsuits seek such remedies as compensatory damages, restitution, rescission of the management and other contracts between PBHG Funds and the Adviser and certain of its affiliates, removal of the Adviser as investment adviser of PBHG Funds, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorney's and experts' fees.

At this stage of the Litigation, the Adviser believes that it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against the Adviser, PBHG Funds or any named defendant. While it is currently too early to predict the result of the Litigation, the Adviser does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Fund. However, the Adviser is currently unable to gauge the level of shareholder redemptions that may result from the news of these pending lawsuits. Redemptions may require the Fund's portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the portfolios.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
PBHG MID-CAP PORTFOLIO

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PBHG Mid-Cap Portfolio (a portfolio of the PBHG Insurance Series Fund, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 9, 2005

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

NOTICE TO SHAREHOLDERS (UNAUDITED)


For purposes of the Internal Revenue Code, the Portfolio is designating the following items with regard to distributions paid during the fiscal year ended December 31, 2004:

                                                                                              DIVIDENDS
                                                                                             QUALIFYING               QUALIFIED
                                                                                            FOR CORPORATE             DIVIDEND
    LONG TERM            ORDINARY                                                            DIVIDENDS                 INCOME
  CAPITAL GAIN            INCOME               TAX-EXEMPT              TOTAL                 RECEIVABLE               (15% TAX
  DISTRIBUTION         DISTRIBUTIONS            INTEREST           DISTRIBUTIONS             DEDUCTION1            RATE FOR QDI)2
 --------------       ---------------         ------------        ---------------          ---------------        ----------------
     14.67%                85.33%                 0.00%               100.00%                   0.00%                 27.64%

1 Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

2 The percentage of this column represents the amount of "Qualifying Dividend
  Income" as created by the Jobs and Growth Tax Relief Act of 2003 and is reflected as a percentage of "Ordinary Income Distribution". It is the intention of the Portfolio to designate the maximum amount permitted by law.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER MID-CAP CORE FUNDS AVERAGE represents 316 mutual funds classified by Lipper, Inc. in the Mid-Cap Core category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The S&P MIDCAP 400 INDEX is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

The S&P MidCap 400 Index (the "Index") and the Lipper Mid-Cap Core Funds Average (the "Average") are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of January 26, 2005

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, a registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Liberty Ridge Capital, Inc., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-800-433-0051.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
--------------------------------------------------------------------------------



                                         TERM OF                                          NUMBER OF            OTHER
    NAME,              POSITION         OFFICE OF                                      PORTFOLIOS IN        DIRECTORSHIPS
   ADDRESS,            HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN          HELD
   AND AGE             THE FUND        TIME SERVED         DURING PAST 5 YEARS           BY TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

 Leigh A. Wilson       Chairman of      Trustee      Chief Executive Officer, New Century     26    Trustee, The Victory
 (60)                   the Board      since 2005    Living, Inc. (older adult housing)             Portfolios since 1992,
                                                     since 1992. Director, Chimney                  The Victory Institutional
                                                     Rock Winery LLC, 2000 to 2004, and             Funds since 2003 and
                                                     Chimney Rock Winery Corp (winery),             The Victory Variable Insurance
                                                     1985 to 2004.                                  Funds since 1998 (investment
                                                                                                    companies - 22 total
                                                                                                    portfolios). Trustee, PBHG
                                                                                                    Funds, since 2005.
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson    Trustee          Trustee      Chief Financial Officer, The             26    Director, The Triumph
(60)                                   since 1997    Triumph Group, Inc.                            Group, Inc. since 1992.
                                                     (manufacturing) since 1992.                    Trustee, PBHG Funds
                                                                                                    since 1995. Trustee, Old
                                                                                                    Mutual Advisor Funds,
                                                                                                    since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards      Trustee          Trustee      Consultant, Syrus Associates             26    Trustee, EQ Advisors (investment
(58)                                   since 1997    (business and marketing consulting             company-37 portfolios) since
                                                     firm), 1986 to 2002.                           1997. Trustee, PBHG Funds,
                                                                                                    since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller       Trustee          Trustee      Senior Vice President,                   26    Trustee, PBHG Funds, since 1995.
(70)                                   since 1997    Cherry & Webb, CWT
                                                     Specialty Stores, 1995 to
                                                     2000. Advisor and Secretary,
                                                     the Underwoman Shoppes Inc.
                                                     (retail clothing stores)
                                                     1980 to 2002. Retired.
------------------------------------------------------------------------------------------------------------------------------------
*Trustee of the Trust until such time as his or her successor is duly elected and appointed.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock**     President       President     Director, President and Chief
(48)                                     since       Executive Officer since 2004,
                                         2003        Old Mutual Capital, Inc. Trustee
                                                     and President since 2004, Old
                                                     Mutual Advisor Funds. Chief
                                                     Executive Officer, President and
                                                     Director since 2003 and Chief
                                                     Operating Officer in 2003, Liberty
                                                     Ridge Capital. Chief Executive
                                                     Officer and Trustee since 2003,
                                                     Old Mutual Investment Partners.
                                                     Trustee since 2003, Old Mutual Fund
                                                     Services. Director since 2003, Old
                                                     Mutual Shareholder Services, Inc.
                                                     President since 2003, PBHG Funds.
                                                     President and Chief Executive
                                                     Officer from 1998 to 2003,
                                                     Transamerica Capital, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings**        Vice            Vice        Vice President since 2001, Director
(41)                   President       President     of Sales and Marketing since 2004 and
                                       since 2005    Director of Mutual Fund Operations
                                                     from 1996 to 2001, Liberty Ridge Capital,
                                                     Inc. Vice President since 2003 and
                                                     President from 1999 to 2003, Old Mutual
                                                     Investment Partners. Vice President
                                                     since 2004, President from 1998 to 2004,
                                                     Old Mutual Fund Services. Vice President
                                                     since 2004 and President from 2001 to
                                                     2004, Old Mutual Shareholder Services,
                                                     Inc. Treasurer, Chief Financial Officer
                                                     and Controller from 1997 to 2005 and
                                                     Vice President since 2005, PBHG Funds.
                                                     Treasurer, Chief Financial Officer and
                                                     Controller from 1997 to 2005, PBHG
                                                     Insurance Series Fund. Treasurer,
                                                     Chief Financial Officer and Controller
                                                     from 2004 to 2005, Old Mutual Advisor
                                                     Funds.
------------------------------------------------------------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of January 26, 2005
--------------------------------------------------------------------------------
OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                                 TERM OF
                         POSITION               OFFICE AND
NAME, ADDRESS            HELD WITH               LENGTH OF                               PRINCIPAL OCCUPATION(S)
   AND AGE               THE FUND               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux       Senior Vice        Senior Vice President           Senior Vice President since 2005, PBHG Funds. President
(61)                      President        since 2005. Employed for         since May 2002, EJV Financial Services, LLC.
                                           an initial term of three         Director, Deutsche Bank (and predecessor companies)
                                           years and thereafter for         and Executive Vice President and Chief
                                          successive one year terms         Administrative Officer, Investment Company
                                          unless terminated prior to        Capital Corp (registered investment advisor and
                                             the end of the then            registered transfer agent) from 1987 to 2002.
                                                current term.
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr**          Vice President         Vice President               Chief Operating Officer since 2004, Senior
(42)                    and Secretary          and Secretary                Vice President since 2001, and General Counsel
                                                 since 1997                 and Secretary since 1996, Liberty Ridge Capital, Inc.
                                                                            Executive Vice President, Secretary and General
                                                                            Counsel since 2004, Old Mutual Capital, Inc. Chief
                                                                            Operating Officer since 2004 and General Counsel and
                                                                            Secretary since 1998, Old Mutual Investment Partners.
                                                                            General Counsel and Secretary since 1998,
                                                                            Old Mutual Fund Services. General Counsel and Secretary
                                                                            since 2001, Old Mutual Shareholder Services, Inc. Vice
                                                                            President and Secretary since 2004, Old Mutual
                                                                            Advisor Funds. Vice President and Secretary since 1997,
                                                                            PBHG Funds. General Counsel and Secretary
                                                                            from 1996 to 2002, Pilgrim Baxter Value Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon**            Vice              Vice President               Vice President and Chief Compliance Officer since
(41)                      President           since 2001 and                2001, Liberty Ridge Capital, Inc. Vice President
                          and Chief          Chief Compliance               and Chief Compliance Officer since 2004, Old Mutual
                          Compliance         Officer since 2004             Capital, Inc. Vice President, Chief Compliance
                           Officer                                          Officer and Registered Principal since 2001, Old Mutual
                                                                            Investment Partners. Chief Compliance Officer since
                                                                            2001, Old Mutual Fund Services. Chief Compliance
                                                                            Officer since 2001, Old Mutual Shareholder Services,
                                                                            Inc. Vice President and Chief Compliance Officer since
                                                                            2004, Old Mutual Advisor Funds. Vice President since
                                                                            2001 and Chief Compliance Officer since 2004, PBHG
                                                                            Funds. Chief Compliance Officer from 2001 to 2002,
                                                                            Pilgrim Baxter Value Investors, Inc. Chief Compliance
                                                                            Officer from 2001 to 2003, Pilgrim Baxter Private
                                                                            Equity Advisor. Vice President and Deputy
                                                                            Compliance Director from 1995 to 2001,
                                                                            Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III**  Vice President      Vice President and             Senior Vice President, Deputy General Counsel and
(44)                     and Assistant      Assistant Secretary             Assistant  Secretary since 2004, Old Mutual Capital,
                           Secretary              since 2002                Inc. Deputy General Counsel since 2004, Vice
                                                                            President and Assistant Secretary since 2001 and
                                                                            Senior Legal Counsel from 2001 to 2004, Liberty
                                                                            Ridge Capital, Inc. Senior Vice President and Deputy
                                                                            General Counsel since 2004, Assistant Secretary since
                                                                            2001 and Senior Legal Counsel and Vice President from
                                                                            2001 to 2004, Old Mutual Investment Partners. Senior
                                                                            Vice President and Deputy General Counsel since 2004,
                                                                            Assistant Secretary since 2001 and Senior Legal
                                                                            Counsel and Vice President from 2001 to 2004, Old
                                                                            Mutual Fund Services. Senior Vice President
                                                                            and Deputy General Counsel since 2004, Assistant
                                                                            Secretary since 2001 and Senior Legal Counsel and
                                                                            Vice President from 2001 to 2004, Old Mutual
                                                                            Shareholder Services, Inc. Vice President and
                                                                            Assistant Secretary since 2004, Old Mutual Advisor
                                                                            Funds. Vice President and Assistant Secretary since
                                                                            2001, PBHG Funds. Senior Counsel and Assistant
                                                                            Secretary from 2001 to 2002, Pilgrim Baxter Value
                                                                            Investors, Inc. Director and Senior Counsel from
                                                                            1997 to 2001, Merrill Lynch Investment Managers, L.P.
                                                                            and Princeton Administrators,  L.P. and holding
                                                                            various other positions with these companies from
                                                                            1991 to 1997. Secretary of various Merrill Lynch
                                                                            and Mercury open-end funds, as well as Somerset
                                                                            Exchange Fund and The Europe Fund, Inc. until
                                                                            December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner**       Treasurer,     Treasurer, Chief Financial         Fund Administration Manager since 2000, Liberty
(34)                        Chief           Officer, Controller             Ridge Capital, Inc. and Old Mutual Fund Services.
                          Financial              since 2005                 Treasurer, Chief Financial Officer
                           Officer,                                         and Controller since 2005 and Assistant Treasurer
                          Controller                                        from 2000 to 2005, PBHG Funds. Assistant Treasurer
                                                                            from 2000 to 2005, PBHG Insurance Series Fund.
                                                                            Assistant Treasurer since 2004, Old Mutual Advisor
                                                                            Funds. Fund Accounting Manager from 1997 to 2000, SEI
                                                                            Investments Mutual Funds Services.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne**      Assistant         Assistant Treasurer             Fund Administration Associate since 2001, Liberty
(32)                      Treasurer             since 2001                  Ridge Capital, Inc. and Old Mutual Fund Services.
                                                                            Assistant Treasurer since 2004, Old Mutual Advisor
                                                                            Funds. Assistant Treasurer since 2001, PBHG Funds.
                                                                            Fund Accounting Supervisor from 1999 to 2001 and Fund
                                                                            Accountant from 1998 to 1999, PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------
Michael E. Dresnin**      Assistant          Assistant Secretary            Assistant Vice President, Legal Counsel and Assistant
(32)                      Secretary               Since 2004                Secretary since 2004 for Liberty Ridge Capital, Inc.,
                                                                            Old Mutual Investment Partners, Old Mutual Fund
                                                                            Services and Old Mutual Shareholder Services, Inc.
                                                                            Assistant Secretary of PBHG Insurance Series Fund and
                                                                            Old Mutual Advisor Funds since 2005. Associate from
                                                                            1998 to 2004, Drinker Biddle & Reath LLP (law firm).
------------------------------------------------------------------------------------------------------------------------------------

** Officer of the Trust until such time as his or her successor is duly elected and qualified.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO


Dear Shareholder:

Stocks treaded water for the majority of 2004, except for a sharp rally as the year came to a close. Promising news on job growth and corporate earnings was offset by increased investor pessimism regarding rising interest rates, geopolitical concerns, election uncertainty and skyrocketing oil prices. During the twelve months ended December 31, 2004, the PBHG Select Value Portfolio underperformed its benchmark, the S&P 500 Index.

PERFORMANCE DISCUSSION

The primary driver of our underperformance during the period was our overweight position combined with some poor stock selection in the health care sector. One large health care company in particular, Tenet Healthcare, hurt performance during the year. The final days of September saw another large healthcare holding, Merck announcing it would withdraw Vioxx, one of its blockbuster drugs, from the market. Merck stated that it was withdrawing Vioxx, its arthritis treatment, after a study showed it increased the risk of heart attack and stroke. The problems experienced by Merck and other large pharmaceuticals such as, Johnson & Johnson and Pfizer, were the primary drivers of our underperformance relative to the benchmark. While the issues with Vioxx were unexpected, we continue to believe Merck's valuation remains compelling, its dividend safe and its new product pipeline promising.

Another area negatively impacting performance relative to the benchmark was our overweight position in the consumer cyclical sector. We have reduced or eliminated our positions in the media area. The lackluster economic recovery did not help advertising spending levels and competitions in many areas heated up, such as cable vs. DSL and radio vs. Sirius/XM radio. Media companies Time Warner, Viacom and Comcast all performed poorly during the period.

Some of our technology holdings, such as Applied Materials and Hewlett-Packard, performed poorly during the period. Many software stocks seemed to bounce back somewhat after being punished in the summer months, but the same cannot be said for our semiconductor holdings, as they continued to trend downward. Technology selections in the services area also hurt relative performance as IBM and First Data posted negative results.

On a positive note, we were pleased with the value some of our financial services holdings delivered to the Portfolio over the twelve month period. Bank of America, Morgan Stanley and Freddie Mac were all positive performers. As oil and gas prices continued to rise to record levels, many energy companies began to generate significant free cash flow and their stock prices rose accordingly. As a result, the Portfolio's overweight position in the energy sector proved very beneficial to performance during the period. In particular, energy holding Anadarko Petroleum, which is involved with the exploration, production and marketing of oil and gas, posted strong results along with ConocoPhillips.

LOOKING FORWARD

We currently do not see one sector that looks particularly more attractive than another. The Portfolio currently holds many high quality stocks as rated by Standard & Poor's and Moody's. This is a positive for the Portfolio, as the market seems to currently be favoring higher quality stocks versus their lower rated counterparts. We remain committed to stocks that we believe are stable, growing companies with strong balance sheets, free cash flow and sustainable market share. We believe investments in such companies will best position the Portfolio to provide steady growth over the longer term.

Sincerely,


/S/Jerome J. Heppelmann, CFA
Portfolio Manager*


* EFFECTIVE DECEMBER 9, 2004.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO


DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in this Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates this Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the six month period ended December 31, 2004. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Six Month Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual return of 5% before expenses during the year and that the expense ratio ("Annualized Expense Ratios for the Six Month Period") for the period is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical result for your Portfolio in the "Expenses Paid During Six Month Period" with the hypothetical examples that appear in the same charts in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If those transactional costs were applied to your account, your costs would be higher.

                                                                                     ANNUALIZED
                                                                                       EXPENSE
                                                                                       RATIOS            EXPENSES
                                            BEGINNING             ENDING               FOR THE          PAID DURING
                                          ACCOUNT VALUE        ACCOUNT VALUE          SIX MONTH          SIX MONTH
                                             6/30/04             12/31/04               PERIOD             PERIOD*
                                       ------------------   ------------------   ------------------ ------------------

Actual Portfolio Return                    $1,000.00             $1,043.60             0.90%               $4.62
Hypothetical 5% Return                      1,000.00              1,020.61             0.90%                4.57

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO                                          (UNAUDITED)


----------------------------------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------

                                                   Annualized        Annualized        Annualized
                                  One Year         Three Year         Five Year       Inception to
                                   Return            Return            Return             Date
----------------------------------------------------------------------------------------------------------
PBHG Select Value Portfolio         2.85%            (3.04)%            1.80%             7.79%
----------------------------------------------------------------------------------------------------------


                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
                           PBHG SELECT VALUE PORTFOLIO VERSUS THE S&P 500 INDEX AND THE LIPPER LARGE-CAP CORE FUNDS AVERAGE

[Line chart omitted -- plot points are as follows:]

                                                                                   Lipper
                                 PBHG                    S&P 500                Large-Cap Core
                         Select Value Portfolio           Index                 Funds Average
10/28/97                          10000                    10000                     10000
10/31/97                           9990                     9926                     10000
11/30/97                          10190                    10385                     10274
12/31/97                          10430                    10564                     10450
1/31/98                           10430                    10681                     10424
2/28/98                           11100                    11451                     11132
3/31/98                           11630                    12037                     11646
4/30/98                           11850                    12158                     11712
5/31/98                           11850                    11949                     11503
6/30/98                           12010                    12435                     11587
7/31/98                           11944                    12302                     11240
8/31/98                           10274                    10524                      9620
9/30/98                           11104                    11198                     10136
10/31/98                          12374                    12109                     10907
11/30/98                          13285                    12843                     11395
12/31/98                          14389                    13583                     11742
1/31/99                           14641                    14151                     11823
2/28/99                           14046                    13711                     11493
3/31/99                           14409                    14259                     11858
4/30/99                           14812                    14812                     12786
5/31/99                           14883                    14462                     12675
6/30/99                           15720                    15264                     13079
7/31/99                           15387                    14788                     12654
8/31/99                           15125                    14715                     12315
9/30/99                           14935                    14311                     11841
10/31/99                          15699                    15217                     12305
11/30/99                          15967                    15526                     12309
12/31/99                          15668                    16441                     12541
1/31/2000                         15410                    15615                     12055
2/29/2000                         14420                    15319                     11348
3/31/2000                         16039                    16818                     12551
4/30/2000                         16575                    16312                     12507
5/31/2000                         17071                    15977                     12688
6/30/2000                         16617                    16371                     12301
7/31/2000                         15822                    16115                     12352
8/31/2000                         17040                    17116                     13139
9/30/2000                         17553                    16212                     13044
10/31/2000                        17473                    16144                     13411
11/30/2000                        17565                    14871                     12901
12/31/2000                        18469                    14944                     13575
1/31/2001                         20118                    15474                     13818
2/28/2001                         19958                    14063                     13358
3/31/2001                         19236                    13172                     12871
4/30/2001                         20244                    14196                     13596
5/31/2001                         20370                    14291                     13833
6/30/2001                         19775                    13943                     13474
7/31/2001                         19843                    13806                     13438
8/31/2001                         18778                    12942                     12863
9/30/2001                         16781                    11896                     11838
10/31/2001                        17442                    12123                     11898
11/30/2001                        18752                    13053                     12661
12/31/2001                        18787                    13168                     12887
1/31/2002                         17941                    12975                     12692
2/28/2002                         18022                    12725                     12595
3/31/2002                         17929                    13204                     13145
4/30/2002                         17001                    12403                     12622
5/31/2002                         17709                    12312                     12632
6/30/2002                         16352                    11435                     11762
7/31/2002                         14937                    10544                     10745
8/31/2002                         14821                    10613                     10799
9/30/2002                         12811                     9459                      9553
10/31/2002                        13819                    10292                     10218
11/30/2002                        14476                    10898                     10880
12/31/2002                        14078                    10257                     10346
1/31/2003                         13620                     9989                     10089
2/28/2003                         12799                     9839                      9829
3/31/2003                         12834                     9934                      9828
4/30/2003                         13726                    10753                     10650
5/31/2003                         14429                    11319                     11328
6/30/2003                         14383                    11464                     11474
7/31/2003                         14558                    11666                     11626
8/31/2003                         14781                    11893                     11840
9/30/2003                         14642                    11767                     11698
10/31/2003                        15087                    12433                     12342
11/30/2003                        15376                    12542                     12496
12/31/2003                        16653                    13200                     13249
1/31/2004                         16653                    13442                     13463
2/29/2004                         16713                    13629                     13737
3/31/2004                         16135                    13423                     13546
4/30/2004                         16014                    13213                     13286
5/31/2004                         16026                    13394                     13373
6/30/2004                         16412                    13654                     13682
7/31/2004                         15978                    13202                     13348
8/31/2004                         16135                    13256                     13444
9/30/2004                         16093                    13399                     13614
10/31/2004                        16278                    13604                     13774
11/30/2004                        16635                    14154                     14396
12/31/2004                        17128                    14636                     14833

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE PBHG SELECT VALUE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. The PBHG Select Value Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since December 31, 2004. Funds that invest in a limited number of securities may involve greater risks and more price volatility than more diversified funds. The Portfolio's investment in technology companies involves the risk of volatility. Products of technology companies may be subject to severe competition and rapid obsolescence. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance would have been lower. Investors considering the PBHG Select Value Portfolio should have a long-term investment horizon. The PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the fees and charges associated with the variable annuity provider. Early withdrawals may result in tax penalties as well as any sales charges assessed to the variable annuity provider. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. PBHG Select Value Portfolio commenced operations on October 28, 1997. For more information on the S&P 500 Index please see the PBHG Disclosure Notes on page 82. The chart assumes $10,000 invested in the Lipper Large-Cap Core Funds Average at that month's end, October 31, 1997. For more information on the Lipper Large-Cap Core Funds Average please see the PBHG Disclosure Notes on page 82.

SECTOR WEIGHTINGS AT DECEMBER 31, 2004

[Pie chart omitted -- plot points are as follows:]

Consumer Cyclical                            11%
Consumer Non-Cyclical                         6%
Energy                                       13%
Financial                                    22%
Health Care                                  16%
Industrial                                    5%
Repurchase Agreement                          2%
Services                                      6%
Technology                                   15%
Utilities                                     4%

% of Total Portfolio Investments


TOP TEN COMMON STOCK HOLDINGS AT DECEMBER 31, 2004

Exxon Mobil                                       5.2%
ChevronTexaco                                     4.7%
Wyeth                                             4.6%
General Electric                                  4.6%
Bank of America                                   4.5%
Citigroup                                         4.3%
Morgan Stanley                                    4.3%
First Data                                        4.1%
Home Depot                                        4.0%
Microsoft                                         4.0%
--------------------------------------------------------------------------------

COMBINED TOP TEN COMMON STOCK
HOLDINGS AS A % OF TOTAL PORTFOLIO
INVESTMENTS IN COMMON STOCK                      44.3%
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2004


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.9%
CONSUMER CYCLICAL -- 10.9%
CABLE TV -- 3.8%
Comcast, Cl A*                         73,800     $     2,424
                                                  -----------
                                                        2,424
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 4.0%
Home Depot                             60,200           2,573
                                                  -----------
                                                        2,573
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 3.1%
Wal-Mart Stores                        37,400           1,975
                                                  -----------
                                                        1,975
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $6,130)                   6,972
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 6.1%
BEVERAGES-NON-ALCOHOLIC -- 3.2%
PepsiCo                                40,000           2,088
                                                  -----------
                                                        2,088
--------------------------------------------------------------------------------
TOBACCO -- 2.9%
Altria Group                           30,000           1,833
                                                  -----------
                                                        1,833
                                                  -----------
TOTAL CONSUMER NON-CYCLICAL (COST $3,452)               3,921
                                                  -----------
--------------------------------------------------------------------------------
ENERGY -- 13.4%
OIL COMPANIES-INTEGRATED -- 13.4%
ChevronTexaco                          58,000           3,046
ConocoPhillips                         25,500           2,214
Exxon Mobil                            64,800           3,322
                                                  -----------
                                                        8,582
                                                  -----------
TOTAL ENERGY (COST $6,279)                              8,582
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 22.2%
FINANCE-INVESTMENT BANKER/BROKER -- 15.8%
Citigroup                              57,900           2,790
Goldman Sachs Group                    22,000           2,289
JPMorgan Chase                         58,100           2,266
Morgan Stanley                         50,000           2,776
                                                  -----------
                                                       10,121
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.9%
American International Group           18,900           1,241
                                                  -----------
                                                        1,241
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 4.5%
Bank of America                        60,800           2,857
                                                  -----------
                                                        2,857
                                                  -----------
TOTAL FINANCIAL (COST $12,660)                         14,219
                                                  -----------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

HEALTH CARE -- 15.5%
MEDICAL PRODUCTS -- 3.0%
Johnson & Johnson                      30,000     $     1,902
                                                  -----------
                                                        1,902
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 12.5%
Abbott Laboratories                    51,700           2,412
Merck                                  60,400           1,941
Pfizer                                 25,600             689
Wyeth                                  69,600           2,964
                                                  -----------
                                                        8,006
                                                  -----------
TOTAL HEALTH CARE (COST $10,177)                        9,908
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 4.6%
DIVERSIFIED MANUFACTURING OPERATIONS-- 4.6%
General Electric                       80,800           2,949
                                                  -----------
                                                        2,949
                                                  -----------
TOTAL INDUSTRIAL (COST $2,578)                          2,949
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 6.1%
TELEPHONE-INTEGRATED -- 6.1%
SBC Communications                     69,400           1,788
Verizon Communications                 52,500           2,127
                                                  -----------
                                                        3,915
                                                  -----------
TOTAL SERVICES (COST $3,767)                            3,915
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 14.7%
APPLICATIONS SOFTWARE -- 4.0%
Microsoft                              96,000           2,564
                                                  -----------
                                                        2,564
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 4.2%
First Data                             62,500           2,659
                                                  -----------
                                                        2,659
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.2%
Intel                                  87,500           2,047
                                                  -----------
                                                        2,047
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 3.3%
Applied Materials*                    125,000           2,137
                                                  -----------
                                                        2,137
                                                  -----------
TOTAL TECHNOLOGY (COST $9,743)                          9,407
                                                  -----------
--------------------------------------------------------------------------------
UTILITIES -- 4.4%
ELECTRIC-INTEGRATED -- 4.4%
Consolidated Edison                    30,900           1,352
Southern                               43,700           1,465
                                                  -----------
                                                        2,817
                                                  -----------
TOTAL UTILITIES (COST $2,539)                           2,817
                                                  -----------
TOTAL COMMON STOCK (COST $57,325)                      62,690
                                                  -----------
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO


--------------------------------------------------------------------------------
                                        Face          Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 2.3%
Deutsche Bank
   2.14%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $1,478,315 (collateralized
   by a U.S. Government obligation,
   par value $1,507,000, 2.50%,
   03/15/06, total market value
   $1,497,114)(A)                      $1,478     $     1,478
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $1,478)                1,478
                                                  -----------
TOTAL INVESTMENTS-- 100.2% (COST $58,803)              64,168
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
Payable for investment advisory fees                      (36)
Payable for administrative fees                            (7)
Payable for trustees' fees                                 (3)
Other assets and liabilities, net                         (73)
                                                  -----------
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (119)
                                                  -----------
NET ASSETS-- 100.0%                               $    64,049
                                                  ===========
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value, unlimited
   authorization) based on 4,605,578
   outstanding shares of beneficial interest      $   130,998
Undistributed net investment income                     1,083
Accumulated net realized loss on investments          (73,397)
Net unrealized appreciation on investments              5,365
                                                  -----------
NET ASSETS                                        $    64,049
                                                  ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $13.91
                                                       ======

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
Cost figures are shown with "000's" omitted.


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

STATEMENT OF OPERATIONS (000)
FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
     Dividends..................................................................  $    1,726
     Interest...................................................................          17
     Less: Foreign Taxes Withheld...............................................          (1)
                                                                                  ----------
        Total Investment Income.................................................       1,742
                                                                                  ----------
EXPENSES:
     Investment Advisory Fees...................................................         466
     Administrative Fees........................................................         103
     Transfer Agent Fees........................................................          25
     Professional Fees..........................................................          23
     Printing Fees..............................................................          17
     Trustees' Fees.............................................................          13
     Custodian Fees.............................................................           7
     Other Fees.................................................................           4
                                                                                  ----------
          Total Expenses........................................................         658
                                                                                  ----------
     NET INVESTMENT INCOME......................................................       1,084
                                                                                  ----------
Net Realized Gain from Security Transactions....................................       2,507
Net Change in Unrealized Depreciation on Investments............................      (2,001)
                                                                                  ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.................................         506
                                                                                  ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................  $    1,590
                                                                                  ==========


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003, RESPECTIVELY

                                                                                                   01/01/04          01/01/03
                                                                                                      to                to
                                                                                                   12/31/04          12/31/03
                                                                                                 ------------      ------------
INVESTMENT ACTIVITIES:
   Net Investment Income....................................................................       $  1,084         $  1,793
   Net Realized Gain from Security Transactions.............................................          2,507            6,529
   Net Change in Unrealized Appreciation (Depreciation) on Investments .....................         (2,001)           8,966
                                                                                                   --------         --------
   Net Increase in Net Assets Resulting from Operations.....................................          1,590           17,288
                                                                                                   --------         --------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net Investment Income....................................................................         (1,479)          (2,887)
                                                                                                   --------         --------
   Total Distributions......................................................................         (1,479)          (2,887)
                                                                                                   --------         --------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued............................................................................          2,723            8,171
   Shares Issued upon Reinvestment of Dividends.............................................          1,479            2,887
   Shares Redeemed..........................................................................        (34,299)         (72,746)
                                                                                                   --------         --------
   Decrease in Net Assets Derived from Capital Share Transactions...........................        (30,097)         (61,688)
                                                                                                   --------         --------
       Total Decrease in Net Assets.........................................................        (29,986)         (47,287)
                                                                                                   --------         --------
NET ASSETS:
   Beginning of Year........................................................................         94,035          141,322
                                                                                                   --------         --------
   End of Year..............................................................................       $ 64,049         $ 94,035
                                                                                                   ========         ========
   Undistributed Net Investment Income......................................................       $  1,083         $     --
                                                                                                   ========         ========
SHARES ISSUED AND REDEEMED:
   Shares Issued............................................................................            201              669
   Shares Issued upon Reinvestment of Distributions.........................................            112              233
   Shares Redeemed..........................................................................         (2,505)          (5,878)
                                                                                                   --------         --------
   Net Decrease in Shares Outstanding.......................................................         (2,192)          (4,976)
                                                                                                   ========         ========

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR
FOR THE YEARS ENDED DECEMBER 31





                                                              Net
                    Net                                  Realized and                              Dividends
                   Asset                                  Unrealized                                 from              Distributions
                  Value,                  Net              Gains or                 Total             Net                  from
                 Beginning            Investment            Losses                  from          Investment              Capital
                  of Year               Income           on Securities           Operations         Income                 Gains
------------------------------------------------------------------------------------------------------------------------------------
  2004            $13.83                $0.21 1              $0.17                  $0.38          $(0.30)                   --
  2003             12.00                 0.35                 1.81                   2.16           (0.33)                   --
  2002             16.20                 0.30                (4.35)                 (4.05)          (0.15)                   --
  2001             16.13                 0.15 1               0.10                   0.25           (0.04)                $(0.14)
  2000             15.19                 0.07                 2.54                   2.61           (0.09)                 (1.58)




                                                                                                                       Ratio
                                    Net                                       Net               Ratio of              of Net
                                  Asset                                     Assets,             Expenses            Investment
                                  Value,                                      End              to Average             Income
                 Total             End                  Total               of Year                Net              to Average
             Distributions        of Year              Return                (000)               Assets             Net Assets
------------------------------------------------------------------------------------------------------------------------------------
  2004          $(0.30)          $13.91                 2.85%              $64,049                0.92%                1.52%
  2003           (0.33)           13.83                18.29%               94,035                0.90%                1.53%
  2002           (0.15)           12.00               (25.07)%             141,322                0.87%                1.19%
  2001           (0.18)           16.20                 1.72%              332,970                0.86%                0.67%
  2000           (1.67)           16.13                17.88%              118,669                0.97%                1.30%

                                    Ratio of Net
                   Ratio             Investment
                of Expenses            Income
                to Average           to Average
                Net Assets           Net Assets
                (Excluding           (Excluding
                  Waivers              Waivers           Portfolio
                and Expense          and Expense         Turnover
                Reduction)           Reduction)            Rate
-----------------------------------------------------------------------
  2004              0.92%                1.52%             110.53%
  2003              0.90%                1.53%             224.47%
  2002              0.87%                1.19%             505.46%
  2001              0.86%                0.67%             652.60%
  2000              0.97%                1.30%            1137.60%

1 Per share calculations were performed using average shares for the year.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2004


1.  ORGANIZATION

PBHG Select Value Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Concentrated Portfolio (the " Large Cap Growth Concentrated Portfolio") (formerly the PBHG Select 20 Portfolio), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Large Cap Growth Concentrated Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Concentrated Portfolio, the Large Cap Growth Portfolio, the Mid-Cap Portfolio, the Small Cap Growth Portfolio, the Small Cap Portfolio or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At December 31, 2004, 75% of the outstanding shares of the Portfolio were held by the separate accounts of one participating insurance company.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. If a security price cannot be obtained from an independent, third-party pricing agent, SEI Investments Global Funds Services (the "Sub-Administrator") shall seek to obtain a bid price from at least one independent broker. Old Mutual Fund Services (the "Administrator") shall supply the Sub-Administrator with the appropriate broker contact(s), and, to ensure independence, the Sub-Administrator will contact the broker(s) at least on a weekly basis in order to obtain an independent quotation. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

COMPENSATING BALANCES -- Per the terms of an informal agreement with Wachovia Bank, N.A. the custodian of the Portfolio, if the Portfolio has a cash overdraft in excess of $100,000 on a given day,

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

it is required to leave 112% in compensating balance with Wachovia Bank, N.A., on the following day. If the Portfolio has a positive cash balance in excess of $100,000 on a given day, it is allowed to overdraw 90% of the balance with Wachovia Bank, N.A. on the following day. The Portfolio did not have any compensating balances with Wachovia Bank, N.A. at December 31, 2004.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. Certain prior year amounts have been reclassified to conform to current year presentation.

COMMISSION RECAPTURE -- Liberty Ridge Capital, Inc. (formerly known as Pilgrim Baxter & Associates, Ltd.) (the "Adviser") may direct Portfolio trades to brokers who compensate the Portfolio, in cash, based on a percentage of related trading commissions. Such payments are reported as realized gains. During the year ended December 31, 2004, the Portfolio received $10,343 under these arrangements.

REDEMPTION FEES -- The Portfolio will generally impose a 2% redemption/exchange fee on total redemption proceeds of any shareholder redeeming shares (including redemption by exchange) of the Portfolio within 10 calendar days of their purchase. The 2% redemption fee will not be charged on transactions involving, among other things, (i) total or partial redemption of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees, (ii) total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Fund to waive or not to impose redemption fees, and (iii) because of systems limitations of certain intermediaries, preexisting contrary legal covenants and agreements with intermediaries and general marketplace resistance. As a result of such limitations, no redemption fees were imposed during the period because all shareholders of the Portfolio are in omnibus accounts.

3.   INVESTMENT ADVISORY FEES, ADMINISTRATIVE
     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.65% of the first $1 billion of the average daily net assets of the Portfolio, 0.60% of the next $500 million of the average daily net assets of the Portfolio, 0.55% of the next $500 million of the average net assets of the Portfolio, 0.50% of the next $500 million of the average daily net assets of the Portfolio, and 0.45% of the average daily net assets of the Portfolio in excess of $2.5 billion. Prior to December 9, 2004, the annual rate was 0.65% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an Expense Limitation Agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.00%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.00%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.00%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. No amounts have been recaptured by the Adviser during the year ended December 31, 2004.

Old Mutual Fund Services, an indirect, wholly-owned subsidiary of the Old Mutual
(US) Holdings Inc., parent company of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. As of October 1, 2004, the Administrator receives a fee, for these administrative services, which is calculated daily and paid monthly, at an annual rate of 0.1227% of the average daily net assets of the Portfolio. Prior to October 1, 2004, the annual rate was 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of the Old Mutual (US) Holdings Inc. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid a portion of the Administrator's fee equal to the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund.

Certain officers of the Fund are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor. These interested persons received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the year ended December 31, 2004, amounted to $77,892,447 and $108,761,868, respectively.

5.  FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. As of December 31, 2004 there were no permanent book/tax differences.

The tax character of dividends and distributions declared during the years ended December 31, 2004 and December 31, 2003 were as follows (000):

                                    ORDINARY
                                      INCOME
                                 ------------------
             2004                     $1,479
             2003                      2,887

As of December 31, 2004, the components of accumulated losses were as follows
(000):

Capital loss carryforwards expiring:
      December 2009                             $ (4,033)
      December 2010                              (69,036)
Undistributed ordinary income                      1,085
Post-October losses                                 (308)
Unrealized appreciation                            5,343
                                                --------
                                                $(66,949)
                                                ========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years. Post-October losses represent losses realized on investment transactions from November 1, 2004 through December 31, 2004 that, in accordance with Federal income tax regulations the Portfolio has elected to defer and treat as having arisen in the following fiscal year. During the year ended December 31, 2004, the Portfolio utilized $2,745 (000) of capital loss carryforwards to offset net realized capital gains.

At December 31, 2004, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were different from amounts reported for financial reporting purposes primarily due to losses from wash sales disallowed for tax purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at December 31, 2004 were as follows (000):

        FEDERAL                                       NET
          TAX      UNREALIZED      UNREALIZED     UNREALIZED
         COST     APPRECIATION    DEPRECIATION   APPRECIATION
        --------  -------------   -------------  -------------
        $58,825      $7,163         $(1,820)        $5,343

6.  CONCENTRATION/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as finance, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

7.  LINE OF CREDIT

Until June 3, 2004, the Portfolio was able to borrow an amount up to its prospectus-defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit bore interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family paid an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio was allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings under the line of credit at any time during the year ended December 31, 2004. Effective June 3, 2004, the line of credit was discontinued for the PBHG Fund Family.

8.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds, PBHG Insurance Series Fund and Old Mutual Advisor Funds (together, the "Trusts"), on behalf of each series portfolio of the Trusts (collectively the "Lending Funds" and individually the "Lending Fund") a Lending Fund may borrow or lend an amount up to its prospectus-defined limitations from or to other funds. All such borrowing and lending shall be conducted pursuant to the exemptive order granted by the Securities

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

and Exchange Commission on August 12, 2003 to the Trusts and the Adviser.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Lending Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).

The Portfolio had no outstanding borrowings or loans under the interfund lending arrangement at December 31, 2004, or at any time during the year ended December 31, 2004.

9.  LITIGATION WITH RESPECT TO THE INVESTMENT
    ADVISER

On June 21, 2004, the Adviser entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all of their charges related to "market timing" activity in the PBHG Funds, an investment company in the same mutual fund complex as the Fund. In the settlements, the Adviser, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements required the Adviser to pay $40 million in disgorgement and $50 million in civil penalties, and effective October 1, 2004, to reduce management fees for all of the Fund's and the PBHG Funds' portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the following five years. The Adviser, and not the Fund nor the Fund's shareholders nor the PBHG Funds nor the PBHG Funds' shareholders, will bear all the costs of complying with the settlements, including restitution, civil penalties and associated fees related to these regulatory proceedings. The Adviser has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders or PBHG Funds or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees. The settlements require the Adviser to operate in accordance with enhanced corporate governance policies and practices.

Under the NYAG settlement, if certain terms and undertakings in that settlement are not met, the NYAG settlement stipulates that the Adviser shall promptly terminate its management of PBHG Insurance Series Fund. In this event, PBHG Insurance Series Fund's Board of Trustees would be required to seek new management or consider other alternatives.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class action and shareholder derivative suits (the "Litigation"), have been filed against the Adviser, PBHG Funds, and certain related and unrelated parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits were originally filed in Federal and state courts, but have since all been consolidated in the United States District Court for the District of Maryland. The lawsuits seek such remedies as compensatory damages, restitution, rescission of the management and other contracts between PBHG Funds and the Adviser and certain of its affiliates, removal of the Adviser as investment adviser of PBHG Funds, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorney's and experts' fees.

At this stage of the Litigation, the Adviser believes that it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against the Adviser, PBHG Funds or any named defendant. While it is currently too early to predict the result of the Litigation, the Adviser does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Fund. However, the Adviser is currently unable to gauge the level of shareholder redemptions that may result from the news of these pending lawsuits. Redemptions may require the Fund's portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the portfolios.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
PBHG SELECT VALUE PORTFOLIO

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PBHG Select Value Portfolio (a portfolio of the PBHG Insurance Series Fund, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 9, 2005

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER LARGE-CAP CORE FUNDS AVERAGE represents 966 mutual funds classified by Lipper, Inc. in the Large-Cap Core category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500 Index (the "Index") and the Lipper Large-Cap Core Funds Average (the "Average") are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

NOTICE TO SHAREHOLDERS (UNAUDITED)


For purposes of the Internal Revenue Code, the Portfolio is designating the following items with regard to distributions paid during the fiscal year ended December 31, 2004:

                                                                                                DIVIDENDS
                                                                                               QUALIFYING              QUALIFIED
                                                                                              FOR CORPORATE            DIVIDEND
    LONG TERM               ORDINARY                                                           DIVIDENDS                INCOME
  CAPITAL GAIN               INCOME                 TAX-EXEMPT              TOTAL              RECEIVABLE           (15% TAX RATE)
  DISTRIBUTION            DISTRIBUTIONS              INTEREST           DISTRIBUTIONS          DEDUCTION1              FOR QDI2
 --------------          ---------------           ------------        ---------------       ---------------       ----------------
      0.00%                  100.00%                   0.00%               100.00%               100.00%                92.95%


 1 QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE
   DIVIDENDS RECEIVED DEDUCTION.

 2 THE PERCENTAGE OF THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND
   INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS". IT IS THE INTENTION OF THE PORTFOLIO TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of January 26, 2005

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, a registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Liberty Ridge Capital, Inc., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-800-433-0051.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
--------------------------------------------------------------------------------



                                         TERM OF                                          NUMBER OF            OTHER
    NAME,              POSITION         OFFICE OF                                      PORTFOLIOS IN        DIRECTORSHIPS
   ADDRESS,            HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN          HELD
   AND AGE             THE FUND        TIME SERVED         DURING PAST 5 YEARS           BY TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

 Leigh A. Wilson       Chairman of      Trustee      Chief Executive Officer, New Century     26    Trustee, The Victory
 (60)                   the Board      since 2005    Living, Inc. (older adult housing)             Portfolios since 1992,
                                                     since 1992. Director, Chimney                  The Victory Institutional
                                                     Rock Winery LLC, 2000 to 2004, and             Funds since 2003 and
                                                     Chimney Rock Winery Corp (winery),             The Victory Variable Insurance
                                                     1985 to 2004.                                  Funds since 1998 (investment
                                                                                                    companies - 22 total
                                                                                                    portfolios). Trustee, PBHG
                                                                                                    Funds, since 2005.
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson    Trustee          Trustee      Chief Financial Officer, The             26    Director, The Triumph
(60)                                   since 1997    Triumph Group, Inc.                            Group, Inc. since 1992.
                                                     (manufacturing) since 1992.                    Trustee, PBHG Funds
                                                                                                    since 1995. Trustee, Old
                                                                                                    Mutual Advisor Funds,
                                                                                                    since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards      Trustee          Trustee      Consultant, Syrus Associates             26    Trustee, EQ Advisors (investment
(58)                                   since 1997    (business and marketing consulting             company-37 portfolios) since
                                                     firm), 1986 to 2002.                           1997. Trustee, PBHG Funds,
                                                                                                    since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller       Trustee          Trustee      Senior Vice President,                   26    Trustee, PBHG Funds, since 1995.
(70)                                   since 1997    Cherry & Webb, CWT
                                                     Specialty Stores, 1995 to
                                                     2000. Advisor and Secretary,
                                                     the Underwoman Shoppes Inc.
                                                     (retail clothing stores)
                                                     1980 to 2002. Retired.
------------------------------------------------------------------------------------------------------------------------------------
*Trustee of the Trust until such time as his or her successor is duly elected and appointed.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock**     President       President     Director, President and Chief
(48)                                     since       Executive Officer since 2004,
                                         2003        Old Mutual Capital, Inc. Trustee
                                                     and President since 2004, Old
                                                     Mutual Advisor Funds. Chief
                                                     Executive Officer, President and
                                                     Director since 2003 and Chief
                                                     Operating Officer in 2003, Liberty
                                                     Ridge Capital. Chief Executive
                                                     Officer and Trustee since 2003,
                                                     Old Mutual Investment Partners.
                                                     Trustee since 2003, Old Mutual Fund
                                                     Services. Director since 2003, Old
                                                     Mutual Shareholder Services, Inc.
                                                     President since 2003, PBHG Funds.
                                                     President and Chief Executive
                                                     Officer from 1998 to 2003,
                                                     Transamerica Capital, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings**        Vice            Vice        Vice President since 2001, Director
(41)                   President       President     of Sales and Marketing since 2004 and
                                       since 2005    Director of Mutual Fund Operations
                                                     from 1996 to 2001, Liberty Ridge Capital,
                                                     Inc. Vice President since 2003 and
                                                     President from 1999 to 2003, Old Mutual
                                                     Investment Partners. Vice President
                                                     since 2004, President from 1998 to 2004,
                                                     Old Mutual Fund Services. Vice President
                                                     since 2004 and President from 2001 to
                                                     2004, Old Mutual Shareholder Services,
                                                     Inc. Treasurer, Chief Financial Officer
                                                     and Controller from 1997 to 2005 and
                                                     Vice President since 2005, PBHG Funds.
                                                     Treasurer, Chief Financial Officer and
                                                     Controller from 1997 to 2005, PBHG
                                                     Insurance Series Fund. Treasurer,
                                                     Chief Financial Officer and Controller
                                                     from 2004 to 2005, Old Mutual Advisor
                                                     Funds.
------------------------------------------------------------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of January 26, 2005
--------------------------------------------------------------------------------
OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                                 TERM OF
                         POSITION               OFFICE AND
NAME, ADDRESS            HELD WITH               LENGTH OF                               PRINCIPAL OCCUPATION(S)
   AND AGE               THE FUND               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux       Senior Vice        Senior Vice President           Senior Vice President since 2005, PBHG Funds. President
(61)                      President        since 2005. Employed for         since May 2002, EJV Financial Services, LLC.
                                           an initial term of three         Director, Deutsche Bank (and predecessor companies)
                                           years and thereafter for         and Executive Vice President and Chief
                                          successive one year terms         Administrative Officer, Investment Company
                                          unless terminated prior to        Capital Corp (registered investment advisor and
                                             the end of the then            registered transfer agent) from 1987 to 2002.
                                                current term.
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr**          Vice President         Vice President               Chief Operating Officer since 2004, Senior
(42)                    and Secretary          and Secretary                Vice President since 2001, and General Counsel
                                                 since 1997                 and Secretary since 1996, Liberty Ridge Capital, Inc.
                                                                            Executive Vice President, Secretary and General
                                                                            Counsel since 2004, Old Mutual Capital, Inc. Chief
                                                                            Operating Officer since 2004 and General Counsel and
                                                                            Secretary since 1998, Old Mutual Investment Partners.
                                                                            General Counsel and Secretary since 1998,
                                                                            Old Mutual Fund Services. General Counsel and Secretary
                                                                            since 2001, Old Mutual Shareholder Services, Inc. Vice
                                                                            President and Secretary since 2004, Old Mutual
                                                                            Advisor Funds. Vice President and Secretary since 1997,
                                                                            PBHG Funds. General Counsel and Secretary
                                                                            from 1996 to 2002, Pilgrim Baxter Value Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon**            Vice              Vice President               Vice President and Chief Compliance Officer since
(41)                      President           since 2001 and                2001, Liberty Ridge Capital, Inc. Vice President
                          and Chief          Chief Compliance               and Chief Compliance Officer since 2004, Old Mutual
                          Compliance         Officer since 2004             Capital, Inc. Vice President, Chief Compliance
                           Officer                                          Officer and Registered Principal since 2001, Old Mutual
                                                                            Investment Partners. Chief Compliance Officer since
                                                                            2001, Old Mutual Fund Services. Chief Compliance
                                                                            Officer since 2001, Old Mutual Shareholder Services,
                                                                            Inc. Vice President and Chief Compliance Officer since
                                                                            2004, Old Mutual Advisor Funds. Vice President since
                                                                            2001 and Chief Compliance Officer since 2004, PBHG
                                                                            Funds. Chief Compliance Officer from 2001 to 2002,
                                                                            Pilgrim Baxter Value Investors, Inc. Chief Compliance
                                                                            Officer from 2001 to 2003, Pilgrim Baxter Private
                                                                            Equity Advisor. Vice President and Deputy
                                                                            Compliance Director from 1995 to 2001,
                                                                            Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III**  Vice President      Vice President and             Senior Vice President, Deputy General Counsel and
(44)                     and Assistant      Assistant Secretary             Assistant  Secretary since 2004, Old Mutual Capital,
                           Secretary              since 2002                Inc. Deputy General Counsel since 2004, Vice
                                                                            President and Assistant Secretary since 2001 and
                                                                            Senior Legal Counsel from 2001 to 2004, Liberty
                                                                            Ridge Capital, Inc. Senior Vice President and Deputy
                                                                            General Counsel since 2004, Assistant Secretary since
                                                                            2001 and Senior Legal Counsel and Vice President from
                                                                            2001 to 2004, Old Mutual Investment Partners. Senior
                                                                            Vice President and Deputy General Counsel since 2004,
                                                                            Assistant Secretary since 2001 and Senior Legal
                                                                            Counsel and Vice President from 2001 to 2004, Old
                                                                            Mutual Fund Services. Senior Vice President
                                                                            and Deputy General Counsel since 2004, Assistant
                                                                            Secretary since 2001 and Senior Legal Counsel and
                                                                            Vice President from 2001 to 2004, Old Mutual
                                                                            Shareholder Services, Inc. Vice President and
                                                                            Assistant Secretary since 2004, Old Mutual Advisor
                                                                            Funds. Vice President and Assistant Secretary since
                                                                            2001, PBHG Funds. Senior Counsel and Assistant
                                                                            Secretary from 2001 to 2002, Pilgrim Baxter Value
                                                                            Investors, Inc. Director and Senior Counsel from
                                                                            1997 to 2001, Merrill Lynch Investment Managers, L.P.
                                                                            and Princeton Administrators,  L.P. and holding
                                                                            various other positions with these companies from
                                                                            1991 to 1997. Secretary of various Merrill Lynch
                                                                            and Mercury open-end funds, as well as Somerset
                                                                            Exchange Fund and The Europe Fund, Inc. until
                                                                            December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner**       Treasurer,     Treasurer, Chief Financial         Fund Administration Manager since 2000, Liberty
(34)                        Chief           Officer, Controller             Ridge Capital, Inc. and Old Mutual Fund Services.
                          Financial              since 2005                 Treasurer, Chief Financial Officer
                           Officer,                                         and Controller since 2005 and Assistant Treasurer
                          Controller                                        from 2000 to 2005, PBHG Funds. Assistant Treasurer
                                                                            from 2000 to 2005, PBHG Insurance Series Fund.
                                                                            Assistant Treasurer since 2004, Old Mutual Advisor
                                                                            Funds. Fund Accounting Manager from 1997 to 2000, SEI
                                                                            Investments Mutual Funds Services.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne**      Assistant         Assistant Treasurer             Fund Administration Associate since 2001, Liberty
(32)                      Treasurer             since 2001                  Ridge Capital, Inc. and Old Mutual Fund Services.
                                                                            Assistant Treasurer since 2004, Old Mutual Advisor
                                                                            Funds. Assistant Treasurer since 2001, PBHG Funds.
                                                                            Fund Accounting Supervisor from 1999 to 2001 and Fund
                                                                            Accountant from 1998 to 1999, PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------
Michael E. Dresnin**      Assistant          Assistant Secretary            Assistant Vice President, Legal Counsel and Assistant
(32)                      Secretary               Since 2004                Secretary since 2004 for Liberty Ridge Capital, Inc.,
                                                                            Old Mutual Investment Partners, Old Mutual Fund
                                                                            Services and Old Mutual Shareholder Services, Inc.
                                                                            Assistant Secretary of PBHG Insurance Series Fund and
                                                                            Old Mutual Advisor Funds since 2005. Associate from
                                                                            1998 to 2004, Drinker Biddle & Reath LLP (law firm).
------------------------------------------------------------------------------------------------------------------------------------

** Officer of the Trust until such time as his or her successor is duly elected and qualified.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

Dear Shareholder:

2004 saw improving economic data, better employment figures and strong corporate earnings. Despite these positives, investors appeared to be more preoccupied with rising oil prices, the increased threat of inflation and geopolitical concerns. As a result, the market was caught in a sideways pattern for most of the first three quarters of the year. A rally in the fourth quarter led by declining oil prices and an end to the election uncertainty helped boost Portfolio returns over the twelve month period. For the year, the PBHG Small Cap Portfolio posted a positive gain, yet still underperformed its benchmark, the Russell 2000(R) Index.

PERFORMANCE DISCUSSION

Most of our underperformance relative to the benchmark for the twelve month period can be attributed primarily to one industry -- broadcasting. During a majority of the period we remained overweight to this segment. We felt the near-term fundamentals of these companies were still showing signs of strength, leading us to believe they warranted a much higher valuation. Clearly this theory cost us performance as radio/TV-broadcasting holdings such as Emmis Communications, Sinclair Broadcast Group and Cumulus Media all negatively impacted Portfolio returns. These broadcasting companies were also hurt by the expected rebound in advertising that did not materialize to the extent we had originally anticipated. The weak advertising market was particularly vexing given the strong economy and improvement in the labor markets. We were also hurt by our lack of exposure to casino and video gaming stocks.

During the year Portfolio performance was aided by our overweight position in energy stocks, as oil and gas commodity prices remained stubbornly high. Some energy companies including Massey Energy, a coal company, Lone Star Technologies, an equipment supplier to oil and gas drillers, and Atwood Oceanics, an offshore oil and gas driller, posted strong results and benefited from the rise in oil and natural gas prices. We had wisely begun trimming our energy holdings in the third quarter and as oil prices began to decline as 2004 came to a close, we were able to mitigate underperformance in this sector.

While some of our selections in the financial services sector performed well over the period, performance was hurt by our lack of exposure to REITs relative to the benchmark. Some strong stock selection in the electronic technology area of the market also helped boost returns during the year. One such holding that added value to the Portfolio was Teledyne Technologies. The health care sector proved to be another positive area for the Portfolio as we had success in both the health services and biotechnology areas.

LOOKING FORWARD

In 2005, we plan to continue to focus on finding companies that we believe best exemplify our trade-off of valuation, near-term dynamics and long-term growth. By consistently applying our process we feel that performance relative to both our benchmark and our peer group will benefit over time. There has been much discussion regarding the outperformance of small cap stocks versus large cap stocks over the last few years. Is this trend due for a change in 2005? Although we do believe that certain sectors of the small cap market are currently overvalued, we do believe attractive investment opportunities remain, particularly in the health care and advertising-related areas of the market. We again expect volatility to be a key factor in 2005. That said, we intend to use any negative swings in the equity markets as an opportunity to purchase or add to our favorite companies.

Sincerely,


/S/James B. Bell, III, CFA
Portfolio Manager*


* EFFECTIVE DECEMBER 9, 2004.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO


DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in this Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates this Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the six month period ended December 31, 2004. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Six Month Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual return of 5% before expenses during the year and that the expense ratio ("Annualized Expense Ratios for the Six Month Period") for the period is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical result for your Portfolio in the "Expenses Paid During Six Month Period" with the hypothetical examples that appear in the same charts in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If those transactional costs were applied to your account, your costs would be higher.

                                                                                     ANNUALIZED
                                                                                       EXPENSE
                                                                                       RATIOS            EXPENSES
                                            BEGINNING             ENDING               FOR THE          PAID DURING
                                          ACCOUNT VALUE        ACCOUNT VALUE          SIX MONTH          SIX MONTH
                                             6/30/04             12/31/04               PERIOD             PERIOD*
                                       ------------------   ------------------   ------------------ ------------------
Actual Portfolio Return                    $1,000.00             $1,123.30             1.20%               $6.40
Hypothetical 5% Return                      1,000.00              1,019.10             1.20%                6.09

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO                                             (UNAUDITED)


---------------------------------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------

                                                          Annualized      Annualized     Annualized
                                             One Year     Three Year       Five Year    Inception to
                                              Return        Return          Return          Date
--------------------------------------------------------------------------------------------------------
PBHG Small Cap Portfolio                      16.18%         3.63%           9.95%         11.37%
--------------------------------------------------------------------------------------------------------


                        COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                   INVESTMENT IN PBHG SMALL CAP PORTFOLIO VERSUS THE RUSSELL 2000(R) INDEX AND THE LIPPER SMALL-CAP CORE FUNDS AVERAGE

[Line chart omitted -- plot points are as follows:]

                                                                                    Lipper
                                 PBHG                  Russell 2000(R)         Small-Cap Core
                           Small Cap Portfolio             Index                 Funds Average
10/28/97                          10000                    10000                     10000
10/31/97                          10050                    10095                     10000
11/30/97                          10060                    10030                      9910
12/31/97                          10480                    10205                     10016
1/31/98                           10630                    10044                      9843
2/28/98                           11250                    10787                     10555
3/31/98                           11950                    11232                     11044
4/30/98                           12230                    11294                     11140
5/31/98                           11590                    10685                     10603
6/30/98                           11520                    10708                     10548
7/31/98                           10995                     9841                      9808
8/31/98                            8812                     7930                      7927
9/30/98                            9233                     8551                      8304
10/31/98                          10064                     8899                      8647
11/30/98                          10805                     9366                      9158
12/31/98                          11626                     9945                      9679
1/31/99                           11286                    10077                      9625
2/28/99                           10424                     9261                      8896
3/31/99                           10064                     9406                      8935
4/30/99                           10755                    10249                      9625
5/31/99                           11446                    10398                      9863
6/30/99                           11987                    10869                     10423
7/31/99                           12127                    10570                     10351
8/31/99                           11906                    10179                     10029
9/30/99                           11806                    10181                      9976
10/31/99                          11526                    10223                     10009
11/30/99                          12097                    10833                     10606
12/31/99                          13479                    12059                     11551
1/31/2000                         13479                    11866                     11293
2/29/2000                         15712                    13825                     12608
3/31/2000                         16723                    12914                     12717
4/30/2000                         15862                    12137                     12245
5/31/2000                         15932                    11429                     11795
6/30/2000                         17484                    12425                     12651
7/31/2000                         17003                    12026                     12411
8/31/2000                         18666                    12943                     13477
9/30/2000                         18421                    12563                     13203
10/31/2000                        17621                    12002                     12847
11/30/2000                        16269                    10770                     11736
12/31/2000                        18349                    11695                     12860
1/31/2001                         19087                    12304                     13379
2/28/2001                         18134                    11497                     12680
3/31/2001                         17232                    10934                     12085
4/30/2001                         18503                    11790                     13030
5/31/2001                         19046                    12079                     13468
6/30/2001                         19168                    12496                     13799
7/31/2001                         18892                    11820                     13438
8/31/2001                         18451                    11438                     13071
9/30/2001                         15595                     9899                     11470
10/31/2001                        16758                    10478                     12040
11/30/2001                        18330                    11289                     12840
12/31/2001                        19462                    11986                     13647
1/31/2002                         18739                    11861                     13569
2/28/2002                         18121                    11536                     13342
3/31/2002                         19452                    12463                     14380
4/30/2002                         19001                    12577                     14514
5/31/2002                         18152                    12019                     14012
6/30/2002                         16821                    11422                     13285
7/31/2002                         13792                     9697                     11483
8/31/2002                         14190                     9672                     11515
9/30/2002                         13247                     8978                     10698
10/31/2002                        13461                     9266                     10979
11/30/2002                        14228                    10092                     11752
12/31/2002                        13407                     9531                     11265
1/31/2003                         12949                     9267                     10941
2/28/2003                         12491                     8987                     10593
3/31/2003                         12704                     9102                     10690
4/30/2003                         13876                     9966                     11607
5/31/2003                         15059                    11035                     12681
6/30/2003                         15251                    11235                     12988
7/31/2003                         15880                    11938                     13647
8/31/2003                         16562                    12485                     14280
9/30/2003                         16082                    12254                     14052
10/31/2003                        17532                    13284                     15200
11/30/2003                        18107                    13755                     15753
12/31/2003                        18640                    14034                     16166
1/31/2004                         19173                    14644                     16728
2/29/2004                         19482                    14775                     16987
3/31/2004                         19472                    14913                     17127
4/30/2004                         18736                    14152                     16445
5/31/2004                         18843                    14378                     16610
6/30/2004                         19280                    14983                     17287
7/31/2004                         18022                    13974                     16310
8/31/2004                         17660                    13902                     16139
9/30/2004                         18523                    14555                     16904
10/31/2004                        18960                    14842                     17181
11/30/2004                        20623                    16129                     18532
12/31/2004                        21656                    16606                     19105

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE PBHG SMALL CAP PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. The PBHG Small Cap Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since December 31, 2004. Securities of smaller companies involve greater risk and price volatility than larger, more established companies. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance would have been lower. Investors considering the PBHG Small Cap Portfolio should have a long-term investment horizon. The PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the fees and charges associated with the variable annuity provider. Early withdrawals may result in tax penalties as well as any sales charges assessed by the variable annuity provider. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. The PBHG Small Cap Portfolio commenced operations on October 28, 1997. For more information on the Russell 2000(R) Index please see the PBHG Disclosure Notes on page 101. The chart assumes $10,000 invested in the Lipper Small-Cap Core Funds Average at that month's end, October 31, 1997. For more information on the Lipper Small-Cap Core Funds Average and the Russell 2000(R) Index please see the PBHG Disclosure Notes on page 101.

SECTOR WEIGHTINGS AT DECEMBER 31, 2004

[Pie chart omitted -- plot points are as follows:]

Basic Materials                               4%
Consumer Cyclical                            20%
Energy                                        6%
Financial                                    28%
Health Care                                   6%
Industrial                                   10%
Repurchase Agreement                          4%
Services                                      6%
Technology                                   14%
Transportation                                1%
Utilities                                     1%

% of Total Portfolio Investments


TOP TEN COMMON STOCK HOLDINGS AT DECEMBER 31, 2004

Meristar Hospitality                              3.7%
Olin                                              2.8%
Sinclair Broadcast Group, Cl A                    2.1%
Scholastic                                        2.1%
Mediacom Communications, Cl A                     2.0%
Spanish Broadcasting System, Cl A                 2.0%
Collegiate Funding Services LLC                   1.9%
Teledyne Technlogies                              1.7%
Entravision Communications, Cl A                  1.7%
Shaw Group                                        1.6%
--------------------------------------------------------------------------------

COMBINED TOP TEN COMMON STOCK
HOLDINGS AS A % OF TOTAL PORTFOLIO
INVESTMENTS IN COMMON STOCK                      21.6%

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2004


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.1%
BASIC MATERIALS -- 4.2%
CHEMICALS-DIVERSIFIED -- 2.8%
Olin                                  194,500     $     4,283
                                                  -----------
                                                        4,283
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 1.4%
Cabot Microelectronics*                21,000             841
Great Lakes Chemical                   48,350           1,377
                                                  -----------
                                                        2,218
                                                  -----------
TOTAL BASIC MATERIALS (COST $5,415)                     6,501
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 20.3%
APPAREL MANUFACTURERS -- 0.7%
Carter's*                              30,600           1,040
                                                  -----------
                                                        1,040
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 0.4%
Tivo*                                  97,900             575
                                                  -----------
                                                          575
--------------------------------------------------------------------------------
CABLE TV -- 3.0%
Insight Communications, Cl A*         168,230           1,560
Mediacom Communications, Cl A*        495,750           3,098
                                                  -----------
                                                        4,658
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 1.2%
Jameson Inns*                         919,100           1,811
                                                  -----------
                                                        1,811
--------------------------------------------------------------------------------
MULTIMEDIA -- 1.6%
Entravision Communications, Cl A*     307,200           2,565
                                                  -----------
                                                        2,565
--------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 2.1%
Scholastic*                            88,100           3,256
                                                  -----------
                                                        3,256
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 1.4%
Journal Register*                     111,800           2,161
                                                  -----------
                                                        2,161
--------------------------------------------------------------------------------
RADIO -- 5.5%
Cumulus Media, Cl A*                   49,500             746
Emmis Communications, Cl A*           128,400           2,464
Radio One, Cl A*                      119,300           1,921
Radio One, Cl D*                       22,400             361
Spanish Broadcasting System, Cl A*    292,600           3,090
                                                  -----------
                                                        8,582
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.3%
Charming Shoppes*                      96,400             903
Mothers Work*                          40,000             545
Too*                                   21,125             517
                                                  -----------
                                                        1,965
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

RETAIL-VIDEO RENTAL -- 1.0%
Blockbuster, Cl A                     162,000     $     1,545
                                                  -----------
                                                        1,545
--------------------------------------------------------------------------------
TELEVISION -- 2.1%
Sinclair Broadcast Group, Cl A        359,900           3,315
                                                  -----------
                                                        3,315
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $31,345)                 31,473
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.6%
AGRICULTURAL OPERATIONS -- 0.6%
Delta & Pine Land                      36,100             985
                                                  -----------
                                                          985
                                                  -----------
TOTAL CONSUMER NON-CYCLICAL (COST $975)                   985
                                                  -----------
--------------------------------------------------------------------------------
ENERGY -- 6.2%
OIL & GAS DRILLING -- 0.8%
Atwood Oceanics*                       22,700           1,182
                                                  -----------
                                                        1,182
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 2.0%
Meridian Resource*                    146,100             884
Range Resources                        42,700             874
Stone Energy*                          12,220             551
Vintage Petroleum                      34,300             778
                                                  -----------
                                                        3,087
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.0%
Lone Star Technologies*                47,600           1,593
                                                  -----------
                                                        1,593
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.6%
Frontier Oil                           33,440             891
                                                  -----------
                                                          891
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 1.8%
Cal Dive International*                19,300             787
Core Laboratories*                     30,575             714
W-H Energy Services*                   56,100           1,254
                                                  -----------
                                                        2,755
                                                  -----------
TOTAL ENERGY (COST $5,864)                              9,508
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 27.5%
COMMERCIAL BANKS-EASTERN US -- 1.0%
Bancorp*                               15,985             256
Signature Bank*                        40,630           1,315
                                                  -----------
                                                        1,571
--------------------------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.4%
GB&T Bancshares                        24,600             593
                                                  -----------
                                                          593
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 0.1%
Community Bancorp*                      3,100              95
                                                  -----------
                                                           95
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

FINANCE-CONSUMER LOANS -- 3.3%
Collegiate Funding Services LLC*      208,100     $     2,932
Portfolio Recovery Associates*         53,300           2,197
                                                  -----------
                                                        5,129
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 1.1%
Metris*                               132,450           1,689
                                                  -----------
                                                        1,689
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.4%
Accredited Home Lenders Holding*       11,000             546
                                                  -----------
                                                          546
--------------------------------------------------------------------------------
FINANCE-OTHER SERVICES -- 2.0%
Asset Acceptance Capital*              84,310           1,796
MarketAxess Holdings*                  72,700           1,236
                                                  -----------
                                                        3,032
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 1.5%
Hilb Rogal & Hobbs                     22,600             819
USI Holdings*                         129,020           1,493
                                                  -----------
                                                        2,312
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 1.0%
Affiliated Managers Group*             21,900           1,483
                                                  -----------
                                                        1,483
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.0%
Kmg America*                          145,310           1,598
                                                  -----------
                                                        1,598
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.5%
Allmerica Financial*                   25,700             844
                                                  -----------
                                                          844
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 2.7%
Bristol West Holdings                  85,300           1,706
EMC Insurance Group                    76,700           1,660
Procentury                             70,200             870
                                                  -----------
                                                        4,236
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 1.8%
CB Richard Ellis Group, Cl A*          49,125           1,648
Trammell Crow*                         61,700           1,118
                                                  -----------
                                                        2,766
--------------------------------------------------------------------------------
REINSURANCE -- 1.9%
Odyssey Re Holdings                    49,300           1,243
PXRE Group                             70,300           1,772
                                                  -----------
                                                        3,015
--------------------------------------------------------------------------------
REITS-HOTELS -- 3.7%
Meristar Hospitality*                 693,600           5,792
                                                  -----------
                                                        5,792
--------------------------------------------------------------------------------
REITS-MANUFACTURED HOMES -- 0.4%
Affordable Residential Communities     40,900             587
                                                  -----------
                                                          587
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

REITS-MORTGAGE -- 1.5%
HomeBanc                              247,800     $     2,399
                                                  -----------
                                                        2,399
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.2%
Government Properties Trust            33,800             333
                                                  -----------
                                                          333
--------------------------------------------------------------------------------
S&L/THRIFTS -- CENTRAL US - 1.2%
Franklin Bank*                         98,100           1,790
                                                  -----------
                                                        1,790
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 1.1%
NewAlliance Bancshares                111,000           1,698
                                                  -----------
                                                        1,698
--------------------------------------------------------------------------------
S&L/THRIFTS-SOUTHERN US -- 0.7%
BankAtlantic Bancorp, Cl A             54,800           1,091
                                                  -----------
                                                        1,091
                                                  -----------
TOTAL FINANCIAL (COST $34,293)                         42,599
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 6.1%
DISPOSABLE MEDICAL PRODUCTS -- 0.9%
ICU Medical*                           48,500           1,326
                                                  -----------
                                                        1,326
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.6%
Applera - Celera Genomics Group*       66,400             913
                                                  -----------
                                                          913
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 1.0%
Priority Healthcare, Cl B*             68,800           1,498
                                                  -----------
                                                        1,498
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 2.2%
Eon Labs*                              53,612           1,447
Par Pharmaceutical*                    49,100           2,032
                                                  -----------
                                                        3,479
--------------------------------------------------------------------------------
MEDICAL-NURSING HOMES -- 0.6%
Genesis HealthCare*                    27,600             967
                                                  -----------
                                                          967
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.8%
Accredo Health*                        42,800           1,186
                                                  -----------
                                                        1,186
                                                  -----------
TOTAL HEALTH CARE (COST $8,719)                         9,369
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 9.5%
AEROSPACE/DEFENSE -- 1.7%
Teledyne Technologies*                 87,600           2,578
                                                  -----------
                                                        2,578
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.8%
Moog, Cl A*                            28,150           1,277
                                                  -----------
                                                        1,277
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.8%
Dycom Industries*                      40,300     $     1,230
                                                  -----------
                                                        1,230
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 1.6%
Brink's                                61,900           2,446
                                                  -----------
                                                        2,446
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 1.0%
EDO                                    50,900           1,616
                                                  -----------
                                                        1,616
--------------------------------------------------------------------------------
ENGINEERING/R&D SERVICES -- 1.6%
Shaw Group*                           143,000           2,553
                                                  -----------
                                                        2,553
--------------------------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 0.4%
JLG Industries                         30,200             593
                                                  -----------
                                                          593
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 1.3%
WCA Waste*                            193,200           2,019
                                                  -----------
                                                        2,019
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS -- 0.3%
General Cable*                         30,700             425
                                                  -----------
                                                          425
                                                  -----------
TOTAL INDUSTRIAL (COST $9,044)                         14,737
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 5.8%
COMMERCIAL SERVICES -- 0.9%
Intersections*                         81,860           1,412
                                                  -----------
                                                        1,412
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.8%
Manhattan Associates*                  54,275           1,296
                                                  -----------
                                                        1,296
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 0.4%
PDI*                                   27,510             613
                                                  -----------
                                                          613
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 1.2%
Medical Staffing Network Holdings*    234,000           1,916
                                                  -----------
                                                        1,916
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 2.0%
Parexel International*                 83,600           1,697
PRA International*                     52,800           1,309
                                                  -----------
                                                        3,006
--------------------------------------------------------------------------------
SECURITY SERVICES -- 0.5%
Integrated Alarm Services Group*      140,900             771
                                                  -----------
                                                          771
                                                  -----------
TOTAL SERVICES (COST $8,056)                            9,014
                                                  -----------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

TECHNOLOGY -- 14.0%
APPLICATIONS SOFTWARE -- 0.5%
Quest Software*                        47,500     $       758
                                                  -----------
                                                          758
--------------------------------------------------------------------------------
B2B/E-COMMERCE -- 0.6%
webMethods*                           138,400             998
                                                  -----------
                                                          998
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.8%
Parametric Technology*                200,100           1,179
                                                  -----------
                                                        1,179
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.3%
BindView Development*                 115,700             503
                                                  -----------
                                                          503
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.5%
Quantum*                              499,700           1,309
Western Digital*                       95,100           1,031
                                                  -----------
                                                        2,340
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.7%
NetIQ*                                 86,200           1,052
                                                  -----------
                                                        1,052
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.5%
CTS                                    53,800             715
                                                  -----------
                                                          715
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.2%
Applied Micro Circuits*               196,400             827
DSP Group*                             86,200           1,925
Integrated Silicon Solutions*         187,000           1,533
Zoran*                                 62,100             719
                                                  -----------
                                                        5,004
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.6%
Ascential Software*                    54,800             894
Lawson Software*                       36,500             251
Manugistics Group*                    162,200             465
Retek*                                139,260             856
                                                  -----------
                                                        2,466
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 0.7%
Matrixone*                             60,000             393
Vignette*                             493,600             686
                                                  -----------
                                                        1,079
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.8%
Ase Test*                             108,950             737
Emulex*                                69,135           1,164
Integrated Device Technology*          79,250             916
                                                  -----------
                                                        2,817
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.6%
Brooks Automation*                     51,540             888
                                                  -----------
                                                          888
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO


--------------------------------------------------------------------------------
                                     Shares/Face      Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------

SOFTWARE TOOLS -- 1.2%
Borland Software*                     154,800     $     1,808
                                                  -----------
                                                        1,808
                                                  -----------
TOTAL TECHNOLOGY (COST $19,581)                        21,607
                                                  -----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.0%
AIRLINES -- 0.5%
Skywest                                35,300             708
                                                  -----------
                                                          708
--------------------------------------------------------------------------------
TRANSPORT-MARINE -- 0.5%
CP Ships                               57,800             830
                                                  -----------
                                                          830
                                                  -----------
TOTAL TRANSPORTATION (COST $1,100)                      1,538
                                                  -----------
--------------------------------------------------------------------------------
UTILITIES -- 0.9%
ELECTRIC-INTEGRATED -- 0.9%
MGE Energy                             39,000           1,405
                                                  -----------
                                                        1,405
                                                  -----------
TOTAL UTILITIES (COST $1,046)                           1,405
                                                  -----------
TOTAL COMMON STOCK (COST $125,438)                    148,736
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.1%
Morgan Stanley 2.14%, dated 12/31/04,
   to be repurchased on 01/03/05,
   repurchase price $6,356,713
   (collateralized by a U.S. Government
   obligation, par value $6,650,000,
   0.00%, 11/04/05, total market
   value $6,483,750)(A)                $6,356           6,356
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $6,356)                6,356
                                                  -----------
TOTAL INVESTMENTS-- 100.2% (COST $131,794)            155,092
                                                  -----------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                         Value (000)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (0.2)%
Payable for investment advisory fees              $      (129)
Payable for administrative fees                           (16)
Payable for trustees' fees                                 (9)
Other assets and liabilities, net                         (97)
                                                  -----------
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (251)
                                                  -----------
NET ASSETS-- 100.0%                               $   154,841
                                                  ===========
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value,
   unlimited authorization)
   based on 7,619,447 outstanding
   shares of beneficial interest                  $   149,468
Accumulated net realized loss on investments          (17,925)
Net unrealized appreciation on investments             23,298
                                                  -----------
NET ASSETS                                        $   154,841
                                                  ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $20.32
                                                       ======

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
LLC -- Limited Liability Company
REITs -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

STATEMENT OF OPERATIONS (000)
FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
     Dividends.................................................................. $     643
     Interest...................................................................        78
                                                                                 ---------
        Total Investment Income.................................................       721
                                                                                 ---------
EXPENSES:
     Investment Advisory Fees...................................................     1,656
     Administrative Fees........................................................       238
     Professional Fees..........................................................        50
     Printing Fees..............................................................        45
     Trustees' Fees.............................................................        32
     Transfer Agent Fees........................................................        25
     Custodian Fees.............................................................        15
     Other Fees.................................................................        11
                                                                                 ---------
          Total Expenses........................................................     2,072
                                                                                 ---------
LESS:
     Waiver of Investment Advisory Fees.........................................       (84)
                                                                                 ---------
          Net Expenses .........................................................     1,988
                                                                                 ---------
NET INVESTMENT LOSS ............................................................    (1,267)
                                                                                 ---------
Net Realized Gain from Security Transactions....................................    42,747
Net Change in Unrealized Depreciation on Investments............................   (17,947)
                                                                                 ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.................................    24,800
                                                                                 ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................ $  23,533
                                                                                 =========


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003, RESPECTIVELY

                                                                                                  01/01/04           01/01/03
                                                                                                     to                 to
                                                                                                  12/31/04           12/31/03
                                                                                                -----------        -----------
INVESTMENT ACTIVITIES:
   Net Investment Loss......................................................................    $    (1,267)       $    (1,201)
   Net Realized Gain from Security Transactions.............................................         42,747             46,591
   Net Change in Unrealized Appreciation (Depreciation) on Investments .....................        (17,947)            38,045
                                                                                                -----------        -----------
   Net Increase in Net Assets Resulting from Operations.....................................         23,533             83,435
                                                                                                -----------        -----------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued............................................................................            390             24,849
   Shares Redeemed..........................................................................        (88,480)          (133,025)
                                                                                                -----------        -----------
   Decrease in Net Assets Derived from Capital Share Transactions...........................        (88,090)          (108,176)
                                                                                                -----------        -----------
   Total Decrease in Net Assets.............................................................        (64,557)           (24,741)
                                                                                                -----------        -----------
NET ASSETS:
   Beginning of Year........................................................................        219,398            244,139
                                                                                                -----------        -----------
   End of Year..............................................................................    $   154,841        $   219,398
                                                                                                ===========        ===========
SHARES ISSUED AND REDEEMED:
   Shares Issued............................................................................             22              1,713
   Shares Redeemed..........................................................................         (4,947)            (8,580)
                                                                                                -----------        -----------
   Net Decrease in Shares Outstanding.......................................................         (4,925)            (6,867)
                                                                                                ===========        ===========


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR
FOR THE YEARS ENDED DECEMBER 31





                                                              Net
                    Net                                  Realized and                              Dividends
                   Asset                  Net             Unrealized                                 from              Distributions
                  Value,              Investment           Gains or                 Total             Net                  from
                 Beginning              Income              Losses                  from          Investment              Capital
                  of Year               (Loss)           on Securities           Operations         Income                 Gains
------------------------------------------------------------------------------------------------------------------------------------
  2004            $17.49                $(0.13)1             $2.96                 $2.83               --                  --
  2003             12.58                 (0.07)1              4.98                  4.91               --                  --
  2002             18.57                 (0.10)              (5.66)                (5.76)              --                 $(0.23)
  2001             17.91                 (0.03)               1.04                  1.01             $(0.02)               (0.33)
  2000             13.46                  0.06                4.81                  4.87               --                  (0.42)



                                                                                                                       Ratio
                                                                                                                      of Net
                                    Net                                       Net               Ratio of            Investment
                                  Asset                                     Assets,             Expenses              Income
                                  Value,                                      End              to Average             (Loss)
                 Total            End of               Total                of Year                Net              to Average
             Distributions         Year               Return                 (000)               Assets             Net Assets
------------------------------------------------------------------------------------------------------------------------------------
  2004            --              $20.32              16.18%                $154,841              1.20%              (0.77)%
  2003            --              17.49              39.03%                  219,398              1.20%              (0.48)%
  2002         $(0.23)            12.58             (31.11)%                 244,139              1.20%              (0.52)%
  2001          (0.35)            18.57               6.07%                  435,051              1.20%              (0.19)%
  2000          (0.42)            17.91              36.13%                  274,158              1.20%               0.28%


                                   Ratio of Net
                  Ratio             Investment
               of Expenses         Income (Loss)
               to Average           to Average
               Net Assets           Net Assets
               (Excluding           (Excluding
                 Waivers              Waivers               Portfolio
               and Expense          and Expense             Turnover
               Reduction)           Reduction)                Rate
------------------------------------------------------------------------
  2004            1.25%               (0.82)%                80.68%
  2003            1.24%               (0.52)%               125.35%
  2002            1.22%               (0.54)%               158.64%
  2001            1.20%               (0.19)%               125.30%
  2000            1.21%                0.27%                185.66%


1 Per share calculations were performed using average shares for the year.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2004


1.  ORGANIZATION

PBHG Small Cap Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Large Cap Growth Concentrated Portfolio (the "Large Cap Growth Concentrated Portfolio") (formerly the PBHG Select 20 Portfolio), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Large Cap Growth Concentrated Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Large Cap Growth Concentrated Portfolio, the Mid-Cap Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At December 31, 2004, 92% of the outstanding shares of the Portfolio were held by the separate accounts of one participating insurance company.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. If a security price cannot be obtained from an independent, third-party pricing agent, SEI Investments Global Funds Services (the "Sub-Administrator") shall seek to obtain a bid price from at least one independent broker. Old Mutual Fund Services (the "Administrator") shall supply the Sub-Administrator with the appropriate broker contact(s), and, to ensure independence, the Sub-Administrator will contact the broker(s) at least on a weekly basis in order to obtain an independent quotation. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

COMPENSATING BALANCES -- Per the terms of an informal agreement with Wachovia Bank, N.A. the custodian of the Portfolio, if the Portfolio has a cash overdraft in excess of $100,000 on a given day, it is required to leave 112% in compensating balance with Wachovia Bank, N.A., on the following day. If the Portfolio has a positive cash balance in excess of $100,000 on a given day, it is allowed to overdraw 90% of the balance with Wachovia Bank, N.A. on the following day. The Portfolio did not have any compensating balances with Wachovia Bank, N.A. at December 31, 2004.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. Certain prior year amounts have been reclassified to conform to current year presentation.

COMMISSION RECAPTURE -- Liberty Ridge Capital, Inc. (formerly known as Pilgrim Baxter & Associates, Ltd.) (the "Adviser") may direct Portfolio trades to brokers who compensate the Portfolio, in cash, based on a percentage of related trading commissions. Such payments are reported as realized gains. During the year ended December 31, 2004, the Portfolio received $8,188 under these arrangements.

REDEMPTION FEES -- The Portfolio will generally impose a 2% redemption/exchange fee on total redemption proceeds of any shareholder redeeming shares (including redemption by exchange) of the Portfolio within 10 calendar days of their purchase. The 2% redemption fee will not be charged on transactions involving, among other things, (i) total or partial redemption of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees, (ii) total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Fund to waive or not to impose redemption fees, and (iii) because of systems limitations of certain intermediaries, preexisting contrary legal covenants and agreements with intermediaries and general marketplace resistance. As a result of such limitations, no redemption fees were imposed during the period because all shareholders of the Portfolio are in omnibus accounts.

3.  INVESTMENT ADVISORY FEES, ADMINISTRATIVE
    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 1.00% of the first $1 billion of the average daily net assets of the Portfolio, 0.95% of the next $500 million of the average daily net assets of the Portfolio, 0.90% of the next $500 million of the average net assets of the Portfolio, 0.85% of the next $500 million of the average daily net assets of the Portfolio, and 0.80% of the average daily net assets of the Portfolio in excess of $2.5 billion. Prior to December 9, 2004, the annual rate was 1.00% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an Expense Limitation Agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. At December 31, 2004, the amount of advisory fee waivers and the reimbursement of third party expenses by the Adviser subject to possible recapture was $260,705.

No amounts have been recaptured by the adviser during the year ended December 31, 2004.

Old Mutual Fund Services, an indirect, wholly-owned subsidiary of the Old Mutual
(US) Holdings Inc., parent company of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. As of October 1, 2004, the Administrator receives a fee, for these administrative services, which is calculated daily and paid monthly, at an annual rate of 0.1227% of the average daily net assets of the Portfolio. Prior to October 1, 2004, the annual rate was 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of the Old Mutual (US) Holdings Inc. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid a portion of the Administrator's fee equal to the greater of

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


$50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund.

Certain officers of the Fund are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor. These interested persons received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the year ended December 31, 2004, amounted to $129,794,209 and $214,431,541, respectively.

5.  FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2004, primarily attributable to certain net operating losses, are not available for tax purposes to offset future income
(000):
                                          INCREASE
                                        UNDISTRIBUTED
                 DECREASE              NET INVESTMENT
              PAID-IN-CAPITAL              INCOME
            -------------------      -----------------
                  $(1,267)                 $1,267

This reclassification had no effect on net assets or net asset value per share.

No dividends or distributions were declared during the years ended December 31, 2004 and December 31, 2003, respectively.

As of December 31, 2004, the components of accumulated losses were as follows
(000):

Capital loss carryforwards expiring:
           December 2010                 $(16,799)
Unrealized appreciation                    22,172
                                         --------
                                         $ 5,373
                                         =======

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years. During the year ended December 31, 2004, the Portfolio utilized $42,448
(000) of capital loss carryforwards to offset net realized capital gains.

At December 31, 2004 the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were different from amounts reported for financial reporting purposes primarily due to losses from wash sales disallowed for tax purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at December 31, 2004 were as follows (000):

        FEDERAL                                       NET
          TAX      UNREALIZED      UNREALIZED     UNREALIZED
         COST     APPRECIATION    DEPRECIATION   APPRECIATION
        --------  -------------   -------------  -------------
       $132,920      $29,383        $(7,211)        $22,172

6.  LINE OF CREDIT

Until June 3, 2004, the Portfolio was able to borrow an amount up to its prospectus-defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit bore interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family paid an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio was allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings under the line of credit at any time during the year ended December 31, 2004. Effective June 3, 2004, the line of credit was discontinued for the PBHG Fund Family.

7.  CONCENTRATIONS/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as consumer cyclicals and financial, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


8.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds, PBHG Insurance Series Fund and Old Mutual Advisor Funds (together, the "Trusts"), on behalf of each series portfolio of the Trusts (collectively the "Lending Funds" and individually the "Lending Fund") a Lending Fund may borrow or lend an amount up to its prospectus-defined limitations from or to other funds. All such borrowing and lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and the Adviser.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Lending Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).

The Portfolio had no outstanding borrowings or loans under the interfund lending arrangement at December 31, 2004, or at any time during the year ended December 31, 2004.

9.  LITIGATION WITH RESPECT TO THE
    INVESTMENT ADVISER

On June 21, 2004, the Adviser entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all of their charges related to "market timing" activity in the PBHG Funds, an investment company in the same mutual fund complex as the Fund. In the settlements, the Adviser, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements required the Adviser to pay $40 million in disgorgement and $50 million in civil penalties, and effective October 1, 2004, to reduce management fees for all of the Fund's and the PBHG Funds' portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the following five years. The Adviser, and not the Fund nor the Fund's shareholders nor the PBHG Funds nor the PBHG Funds' shareholders, will bear all the costs of complying with the settlements, including restitution, civil penalties and associated fees related to these regulatory proceedings. The Adviser has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders or PBHG Funds or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees. The settlements require the Adviser to operate in accordance with enhanced corporate governance policies and practices.

Under the NYAG settlement, if certain terms and undertakings in that settlement are not met, the NYAG settlement stipulates that the Adviser shall promptly terminate its management of PBHG Insurance Series Fund. In this event, PBHG Insurance Series Fund's Board of Trustees would be required to seek new management or consider other alternatives.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class action and shareholder derivative suits (the "Litigation"), have been filed against the Adviser, PBHG Funds, and certain related and unrelated parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits were originally filed in Federal and state courts, but have since all been consolidated in the United States District Court for the District of Maryland. The lawsuits seek such remedies as compensatory damages, restitution, rescission of the management and other contracts between PBHG Funds and the Adviser and certain of its affiliates, removal of the Adviser as investment adviser of PBHG Funds, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorney's and experts' fees.

At this stage of the Litigation, the Adviser believes that it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against the Adviser, PBHG Funds or any named defendant. While it is currently too early to predict the result of the Litigation, the Adviser does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Fund. However, the Adviser is currently unable to gauge the level of shareholder redemptions that may result from the news of these pending lawsuits. Redemptions may require the Fund's portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the portfolios.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF  PBHG SMALL CAP PORTFOLIO

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PBHG Small Cap Portfolio (a portfolio of the PBHG Insurance Series Fund, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 9, 2005

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER SMALL-CAP CORE FUNDS AVERAGE represents 607 mutual funds classified by Lipper, Inc. in the Small-Cap Core category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The RUSSELL 2000(R) INDEX is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000(R) Index.

The Russell 2000(R) Index (the "Index") and the Lipper Small-Cap Core Funds Average (the "Average") are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of January 26, 2005

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, a registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Liberty Ridge Capital, Inc., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-800-433-0051.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
--------------------------------------------------------------------------------



                                         TERM OF                                          NUMBER OF            OTHER
    NAME,              POSITION         OFFICE OF                                      PORTFOLIOS IN        DIRECTORSHIPS
   ADDRESS,            HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN          HELD
   AND AGE             THE FUND        TIME SERVED         DURING PAST 5 YEARS           BY TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

 Leigh A. Wilson       Chairman of      Trustee      Chief Executive Officer, New Century     26    Trustee, The Victory
 (60)                   the Board      since 2005    Living, Inc. (older adult housing)             Portfolios since 1992,
                                                     since 1992. Director, Chimney                  The Victory Institutional
                                                     Rock Winery LLC, 2000 to 2004, and             Funds since 2003 and
                                                     Chimney Rock Winery Corp (winery),             The Victory Variable Insurance
                                                     1985 to 2004.                                  Funds since 1998 (investment
                                                                                                    companies - 22 total
                                                                                                    portfolios). Trustee, PBHG
                                                                                                    Funds, since 2005.
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson    Trustee          Trustee      Chief Financial Officer, The             26    Director, The Triumph
(60)                                   since 1997    Triumph Group, Inc.                            Group, Inc. since 1992.
                                                     (manufacturing) since 1992.                    Trustee, PBHG Funds
                                                                                                    since 1995. Trustee, Old
                                                                                                    Mutual Advisor Funds,
                                                                                                    since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards      Trustee          Trustee      Consultant, Syrus Associates             26    Trustee, EQ Advisors (investment
(58)                                   since 1997    (business and marketing consulting             company-37 portfolios) since
                                                     firm), 1986 to 2002.                           1997. Trustee, PBHG Funds,
                                                                                                    since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller       Trustee          Trustee      Senior Vice President,                   26    Trustee, PBHG Funds, since 1995.
(70)                                   since 1997    Cherry & Webb, CWT
                                                     Specialty Stores, 1995 to
                                                     2000. Advisor and Secretary,
                                                     the Underwoman Shoppes Inc.
                                                     (retail clothing stores)
                                                     1980 to 2002. Retired.
------------------------------------------------------------------------------------------------------------------------------------
*Trustee of the Trust until such time as his or her successor is duly elected and appointed.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock**     President       President     Director, President and Chief
(48)                                     since       Executive Officer since 2004,
                                         2003        Old Mutual Capital, Inc. Trustee
                                                     and President since 2004, Old
                                                     Mutual Advisor Funds. Chief
                                                     Executive Officer, President and
                                                     Director since 2003 and Chief
                                                     Operating Officer in 2003, Liberty
                                                     Ridge Capital. Chief Executive
                                                     Officer and Trustee since 2003,
                                                     Old Mutual Investment Partners.
                                                     Trustee since 2003, Old Mutual Fund
                                                     Services. Director since 2003, Old
                                                     Mutual Shareholder Services, Inc.
                                                     President since 2003, PBHG Funds.
                                                     President and Chief Executive
                                                     Officer from 1998 to 2003,
                                                     Transamerica Capital, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings**        Vice            Vice        Vice President since 2001, Director
(41)                   President       President     of Sales and Marketing since 2004 and
                                       since 2005    Director of Mutual Fund Operations
                                                     from 1996 to 2001, Liberty Ridge Capital,
                                                     Inc. Vice President since 2003 and
                                                     President from 1999 to 2003, Old Mutual
                                                     Investment Partners. Vice President
                                                     since 2004, President from 1998 to 2004,
                                                     Old Mutual Fund Services. Vice President
                                                     since 2004 and President from 2001 to
                                                     2004, Old Mutual Shareholder Services,
                                                     Inc. Treasurer, Chief Financial Officer
                                                     and Controller from 1997 to 2005 and
                                                     Vice President since 2005, PBHG Funds.
                                                     Treasurer, Chief Financial Officer and
                                                     Controller from 1997 to 2005, PBHG
                                                     Insurance Series Fund. Treasurer,
                                                     Chief Financial Officer and Controller
                                                     from 2004 to 2005, Old Mutual Advisor
                                                     Funds.
------------------------------------------------------------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of January 26, 2005
--------------------------------------------------------------------------------
OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                                 TERM OF
                         POSITION               OFFICE AND
NAME, ADDRESS            HELD WITH               LENGTH OF                               PRINCIPAL OCCUPATION(S)
   AND AGE               THE FUND               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux       Senior Vice        Senior Vice President           Senior Vice President since 2005, PBHG Funds. President
(61)                      President        since 2005. Employed for         since May 2002, EJV Financial Services, LLC.
                                           an initial term of three         Director, Deutsche Bank (and predecessor companies)
                                           years and thereafter for         and Executive Vice President and Chief
                                          successive one year terms         Administrative Officer, Investment Company
                                          unless terminated prior to        Capital Corp (registered investment advisor and
                                             the end of the then            registered transfer agent) from 1987 to 2002.
                                                current term.
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr**          Vice President         Vice President               Chief Operating Officer since 2004, Senior
(42)                    and Secretary          and Secretary                Vice President since 2001, and General Counsel
                                                 since 1997                 and Secretary since 1996, Liberty Ridge Capital, Inc.
                                                                            Executive Vice President, Secretary and General
                                                                            Counsel since 2004, Old Mutual Capital, Inc. Chief
                                                                            Operating Officer since 2004 and General Counsel and
                                                                            Secretary since 1998, Old Mutual Investment Partners.
                                                                            General Counsel and Secretary since 1998,
                                                                            Old Mutual Fund Services. General Counsel and Secretary
                                                                            since 2001, Old Mutual Shareholder Services, Inc. Vice
                                                                            President and Secretary since 2004, Old Mutual
                                                                            Advisor Funds. Vice President and Secretary since 1997,
                                                                            PBHG Funds. General Counsel and Secretary
                                                                            from 1996 to 2002, Pilgrim Baxter Value Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon**            Vice              Vice President               Vice President and Chief Compliance Officer since
(41)                      President           since 2001 and                2001, Liberty Ridge Capital, Inc. Vice President
                          and Chief          Chief Compliance               and Chief Compliance Officer since 2004, Old Mutual
                          Compliance         Officer since 2004             Capital, Inc. Vice President, Chief Compliance
                           Officer                                          Officer and Registered Principal since 2001, Old Mutual
                                                                            Investment Partners. Chief Compliance Officer since
                                                                            2001, Old Mutual Fund Services. Chief Compliance
                                                                            Officer since 2001, Old Mutual Shareholder Services,
                                                                            Inc. Vice President and Chief Compliance Officer since
                                                                            2004, Old Mutual Advisor Funds. Vice President since
                                                                            2001 and Chief Compliance Officer since 2004, PBHG
                                                                            Funds. Chief Compliance Officer from 2001 to 2002,
                                                                            Pilgrim Baxter Value Investors, Inc. Chief Compliance
                                                                            Officer from 2001 to 2003, Pilgrim Baxter Private
                                                                            Equity Advisor. Vice President and Deputy
                                                                            Compliance Director from 1995 to 2001,
                                                                            Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III**  Vice President      Vice President and             Senior Vice President, Deputy General Counsel and
(44)                     and Assistant      Assistant Secretary             Assistant  Secretary since 2004, Old Mutual Capital,
                           Secretary              since 2002                Inc. Deputy General Counsel since 2004, Vice
                                                                            President and Assistant Secretary since 2001 and
                                                                            Senior Legal Counsel from 2001 to 2004, Liberty
                                                                            Ridge Capital, Inc. Senior Vice President and Deputy
                                                                            General Counsel since 2004, Assistant Secretary since
                                                                            2001 and Senior Legal Counsel and Vice President from
                                                                            2001 to 2004, Old Mutual Investment Partners. Senior
                                                                            Vice President and Deputy General Counsel since 2004,
                                                                            Assistant Secretary since 2001 and Senior Legal
                                                                            Counsel and Vice President from 2001 to 2004, Old
                                                                            Mutual Fund Services. Senior Vice President
                                                                            and Deputy General Counsel since 2004, Assistant
                                                                            Secretary since 2001 and Senior Legal Counsel and
                                                                            Vice President from 2001 to 2004, Old Mutual
                                                                            Shareholder Services, Inc. Vice President and
                                                                            Assistant Secretary since 2004, Old Mutual Advisor
                                                                            Funds. Vice President and Assistant Secretary since
                                                                            2001, PBHG Funds. Senior Counsel and Assistant
                                                                            Secretary from 2001 to 2002, Pilgrim Baxter Value
                                                                            Investors, Inc. Director and Senior Counsel from
                                                                            1997 to 2001, Merrill Lynch Investment Managers, L.P.
                                                                            and Princeton Administrators,  L.P. and holding
                                                                            various other positions with these companies from
                                                                            1991 to 1997. Secretary of various Merrill Lynch
                                                                            and Mercury open-end funds, as well as Somerset
                                                                            Exchange Fund and The Europe Fund, Inc. until
                                                                            December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner**       Treasurer,     Treasurer, Chief Financial         Fund Administration Manager since 2000, Liberty
(34)                        Chief           Officer, Controller             Ridge Capital, Inc. and Old Mutual Fund Services.
                          Financial              since 2005                 Treasurer, Chief Financial Officer
                           Officer,                                         and Controller since 2005 and Assistant Treasurer
                          Controller                                        from 2000 to 2005, PBHG Funds. Assistant Treasurer
                                                                            from 2000 to 2005, PBHG Insurance Series Fund.
                                                                            Assistant Treasurer since 2004, Old Mutual Advisor
                                                                            Funds. Fund Accounting Manager from 1997 to 2000, SEI
                                                                            Investments Mutual Funds Services.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne**      Assistant         Assistant Treasurer             Fund Administration Associate since 2001, Liberty
(32)                      Treasurer             since 2001                  Ridge Capital, Inc. and Old Mutual Fund Services.
                                                                            Assistant Treasurer since 2004, Old Mutual Advisor
                                                                            Funds. Assistant Treasurer since 2001, PBHG Funds.
                                                                            Fund Accounting Supervisor from 1999 to 2001 and Fund
                                                                            Accountant from 1998 to 1999, PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------
Michael E. Dresnin**      Assistant          Assistant Secretary            Assistant Vice President, Legal Counsel and Assistant
(32)                      Secretary               Since 2004                Secretary since 2004 for Liberty Ridge Capital, Inc.,
                                                                            Old Mutual Investment Partners, Old Mutual Fund
                                                                            Services and Old Mutual Shareholder Services, Inc.
                                                                            Assistant Secretary of PBHG Insurance Series Fund and
                                                                            Old Mutual Advisor Funds since 2005. Associate from
                                                                            1998 to 2004, Drinker Biddle & Reath LLP (law firm).
------------------------------------------------------------------------------------------------------------------------------------

** Officer of the Trust until such time as his or her successor is duly elected and qualified.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

Dear Shareholder:
Investors in small capitalization growth equities were forced to fight headwinds throughout much of the year, as many macro economic concerns weighed on share prices for young companies. Within the small cap marketplace, growth outperformed value during the final quarter of 2004, albeit by a modest amount, but still lagged for the year, continuing a pattern that has generally prevailed since the market peak in early 2000. For the twelve month period ended December 31, 2004, the PBHG Small Cap Growth Portfolio underperformed its Russell 2000(R) Growth Index benchmark.

PERFORMANCE DISCUSSION

Financial and energy stocks advanced while technology fell back. This combination of factors had significant negative impact on Portfolio results. As another "flight to quality" unfolded during the period, sectors and companies not customarily emphasized by the Portfolio showed the strongest performance. Given our lack of exposure to energy, REITs and financial stocks, coupled with a large overweight in technology, it is easy to see how the divergence in performance transpired. Technology proved to be a sector that struggled for most of the period in the small cap growth space. Within technology, long-term holding Altiris was negatively impacted by investor perceptions that enterprise spending was slowing and that the recent acquisition of Novadigm (a competitor) by Hewlett Packard would pose a considerable long-term threat to the company. Integrated Silicon Solutions was another technology holding that hurt performance as it stumbled underneath too much inventory and waning demand from customers. Overall, the technology sector seemed to suffer under the duress of a less than clear demand environment after the substantial snapback in 2003. And, as oil prices surged past $40 per barrel, the lack of exposure to the energy sector was sorely felt.

On an individual stock basis, there were some positive contributors during the year. Red Robin Gourmet Burgers, on the back of strong fundamentals and positive earnings guidance, posted strong results. Other long-term holdings, such as retailer Urban Outfitters and Ceradyne, a leading force in the engineering and manufacturing of protective ceramic body armor, were also positive contributors. However, there were also some long-term holdings that detracted from performance. Earnings disappointments upset the shares of Omnivision Technologies and Secure Computing. Lexar Media, Odyssey Healthcare and K-Swiss were eliminated during the year due to sub-par fundamental outlooks.

LOOKING FORWARD

Small cap growth, as an investment style, has struggled to regain investment respectability long after the deflation of the "bubble" environment of the 1999-2000 period. This period has witnessed the continuing underperformance of growth investing versus value investing. While this is typically a corrective process, this time around we believe it has gone on far too long and we believe it has created unusual opportunities for growth investors with a longer term view. We believe that many attractive growth stocks continue to exhibit attractive financial characteristics and earnings growth prospects, while still being quite reasonably valued in the context of their future growth potential. The Portfolio is focused on assuring exposure to these opportunities.


Sincerely,


/S/James M. Smith, CFA
Portfolio Manager*


* EFFECTIVE DECEMBER 9, 2004.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO


DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in this Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates this Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the six month period ended December 31, 2004. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Six Month Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual return of 5% before expenses during the year and that the expense ratio ("Annualized Expense Ratios for the Six Month Period") for the period is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical result for your Portfolio in the "Expenses Paid During Six Month Period" with the hypothetical examples that appear in the same charts in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If those transactional costs were applied to your account, your costs would be higher.

                                                                                     ANNUALIZED
                                                                                       EXPENSE
                                                                                       RATIOS            EXPENSES
                                            BEGINNING             ENDING               FOR THE          PAID DURING
                                          ACCOUNT VALUE        ACCOUNT VALUE          SIX MONTH          SIX MONTH
                                             6/30/04              12/31/04              PERIOD             PERIOD*
                                       ------------------   ------------------   ------------------ ------------------
Actual Portfolio Return                    $1,000.00             $1,049.50             1.20%               $6.18
Hypothetical 5% Return                      1,000.00              1,019.10             1.20%                6.09

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO                                      (UNAUDITED)


--------------------------------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------

                                                                     Annualized        Annualized
                                                   One Year          Three Year       Inception to
                                                    Return             Return             Date
-------------------------------------------------------------------------------------------------------
PBHG Small Cap Growth Portfolio                      0.50%             (1.72)%           (5.71)%
-------------------------------------------------------------------------------------------------------


                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                      INVESTMENT IN PBHG SMALL CAP GROWTH
                  PORTFOLIO VERSUS THE RUSSELL 2000(R) GROWTH
                                   INDEX AND
                    THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

[Line chart omitted -- plot points are as follows:]

                                                                                   Lipper
                                 PBHG                                              Small-Cap
                               Small Cap               Russell 2000(R)              Growth
                            Growth Portfolio            Growth Index              Funds Average
4/30/2001                         10000                    10000                     10000
5/31/2001                          9810                    10232                     10214
6/30/2001                          9930                    10511                     10507
7/31/2001                          9090                     9614                      9896
8/31/2001                          8060                     9014                      9301
9/30/2001                          6440                     7559                      7876
10/31/2001                         7360                     8286                      8506
11/30/2001                         8000                     8978                      9183
12/31/2001                         8490                     9537                      9744
1/31/2002                          8250                     9198                      9449
2/28/2002                          7130                     8602                      8840
3/31/2002                          8110                     9350                      9522
4/30/2002                          7630                     9148                      9258
5/31/2002                          6990                     8613                      8796
6/30/2002                          6400                     7883                      8166
7/31/2002                          5490                     6671                      7021
8/31/2002                          5290                     6668                      7020
9/30/2002                          4730                     6186                      6564
10/31/2002                         5200                     6499                      6836
11/30/2002                         5830                     7144                      7347
12/31/2002                         5120                     6651                      6869
1/31/2003                          4980                     6470                      6700
2/28/2003                          4790                     6298                      6505
3/31/2003                          4840                     6393                      6613
4/30/2003                          5340                     6998                      7158
5/31/2003                          6000                     7787                      7850
6/30/2003                          6220                     7937                      8071
7/31/2003                          6800                     8537                      8562
8/31/2003                          7410                     8995                      9037
9/30/2003                          7270                     8768                      8816
10/31/2003                         8210                     9525                      9617
11/30/2003                         8470                     9836                      9920
12/31/2003                         8020                     9880                      9916
1/31/2004                          8160                    10399                     10330
2/29/2004                          8110                    10382                     10319
3/31/2004                          7940                    10431                     10304
4/30/2004                          7130                     9907                      9778
5/31/2004                          7540                    10104                      9955
6/30/2004                          7680                    10441                     10251
7/31/2004                          6750                     9504                      9372
8/31/2004                          6320                     9299                      9081
9/30/2004                          6810                     9813                      9611
10/31/2004                         7030                    10052                      9849
11/30/2004                         7620                    10901                     10546
12/31/2004                         8060                    11293                     10979

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE PBHG SMALL CAP GROWTH PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. The PBHG Small Cap Growth Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since December 31, 2004. Securities of smaller sized companies may involve greater risk and price volatility than securities of larger more established companies. The Portfolio's investment in technology companies involves the risk of volatility. In addition, products of technology companies may be subject to severe competition and rapid obsolescence. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance would have been lower. Investors considering the PBHG Small Cap Growth Portfolio should have a long-term investment horizon. The PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the fees and charges associated with the variable annuity provider. Early withdrawals may result in tax penalties as well as any sales charges assessed to the variable annuity provider. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. PBHG Small Cap Growth Portfolio commenced operations on April 30, 2001. For more information on the Russell 2000(R) Growth Index and the Lipper Small-Cap Growth Funds Average please see the PBHG Disclosure Notes on page 118.

SECTOR WEIGHTINGS AT DECEMBER 31, 2004

[Pie chart omitted -- plot points are as follows:]

Basic Materials                               2%
Consumer Cyclical                            17%
Health Care                                  18%
Industrial                                   10%
Repurchase Agreement                          1%
Services                                     11%
Technology                                   41%

% of Total Portfolio Investments


TOP TEN COMMON STOCK HOLDINGS AT DECEMBER 31, 2004

Urban Outfitters                                  2.4%
F5 Networks                                       2.4%
Avid Technology                                   2.3%
Red Robin Gourmet Burgers                         2.2%
Corporate Executive Board                         2.1%
American Healthways                               2.0%
Ceradyne                                          2.0%
DiamondCluster International                      2.0%
Gen-Probe                                         2.0%
Aspect Medical Systems                            2.0%
--------------------------------------------------------------------------------
COMBINED TOP TEN COMMON STOCK
HOLDINGS AS A % OF TOTAL PORTFOLIO
INVESTMENTS IN COMMON STOCK                      21.4%
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2004


--------------------------------------------------------------------------------
                                                        Market
Description                            Shares           Value
--------------------------------------------------------------------------------

COMMON STOCK -- 98.4%
BASIC MATERIALS -- 2.0%
ADVANCED MATERIALS/PRODUCTS -- 2.0%
Ceradyne*                               1,550       $  88,675
                                                    ---------
                                                       88,675
                                                    ---------
TOTAL BASIC MATERIALS (COST $22,052)                   88,675
                                                    ---------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 17.2%
APPAREL MANUFACTURERS -- 1.6%
Quiksilver*                             2,300          68,517
                                                    ---------
                                                       68,517
--------------------------------------------------------------------------------
ATHLETIC EQUIPMENT -- 0.4%
Nautilus Group                            700          16,919
                                                    ---------
                                                       16,919
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.7%
Navarre*                                1,800          31,680
                                                    ---------
                                                       31,680
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 3.6%
Bebe Stores                             1,875          50,587
Urban Outfitters*                       2,400         106,560
                                                    ---------
                                                       157,147
--------------------------------------------------------------------------------
RETAIL-GARDENING PRODUCTS -- 0.9%
Tractor Supply*                         1,100          40,931
                                                    ---------
                                                       40,931
--------------------------------------------------------------------------------
RETAIL-MUSIC STORE -- 1.7%
Guitar Center*                          1,400          73,766
                                                    ---------
                                                       73,766
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 6.7%
Panera Bread, Cl A*                       400          16,128
PF Chang's China Bistro*                1,400          78,890
Red Robin Gourmet Burgers*              1,800          96,246
Rubio's Restaurants*                    4,100          49,733
Texas Roadhouse, Cl A*                  1,800          53,190
                                                    ---------
                                                      294,187
--------------------------------------------------------------------------------
RETAIL-SPORTING GOODS -- 1.1%
Dick's Sporting Goods*                  1,400          49,210
                                                    ---------
                                                       49,210
--------------------------------------------------------------------------------
RETAIL-TOY STORE -- 0.5%
Build-A-Bear Workshop*                    600          21,090
                                                    ---------
                                                       21,090
                                                    ---------
TOTAL CONSUMER CYCLICAL (COST $330,171)               753,447
                                                    ---------
--------------------------------------------------------------------------------
HEALTH CARE -- 18.4%
DIAGNOSTIC EQUIPMENT -- 2.0%
Gen-Probe*                              1,900          85,899
                                                    ---------
                                                       85,899
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       Market
Description                            Shares           Value
--------------------------------------------------------------------------------

MEDICAL IMAGING SYSTEMS -- 0.9%
Merge Technologies*                     1,700       $  37,825
                                                    ---------
                                                       37,825
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 0.5%
Quality Systems*                          350          20,930
                                                    ---------
                                                       20,930
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 2.7%
Arthrocare*                             2,100          67,326
Intuitive Surgical*                     1,300          52,026
                                                    ---------
                                                      119,352
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 1.0%
Bio-Reference Labs*                     2,600          45,240
                                                    ---------
                                                       45,240
--------------------------------------------------------------------------------
MEDICAL LASER SYSTEMS -- 1.5%
Palomar Medical Technologies*           2,600          67,782
                                                    ---------
                                                       67,782
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 0.9%
American Medical Systems Holdings*        500          20,905
Wright Medical Group*                     700          19,950
                                                    ---------
                                                       40,855
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.5%
Integra LifeSciences Holdings*            600          22,158
                                                    ---------
                                                       22,158
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 1.1%
First Horizon Pharmaceutical*           2,200          50,358
                                                    ---------
                                                       50,358
--------------------------------------------------------------------------------
PATIENT MONITORING EQUIPMENT -- 2.0%
Aspect Medical Systems*                 3,500          85,610
                                                    ---------
                                                       85,610
--------------------------------------------------------------------------------
PHYSICAL PRACTICE MANAGEMENT -- 2.9%
American Healthways*                    2,700          89,208
Matria Healthcare*                      1,000          39,070
                                                    ---------
                                                       128,278
--------------------------------------------------------------------------------
PHYSICAL THERAPY/REHABILITATION CENTERS-- 1.7%
Psychiatric Solutions*                  2,000          73,120
                                                    ---------
                                                       73,120
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.7%
United Therapeutics*                      700          31,605
                                                    ---------
                                                       31,605
                                                    ---------
TOTAL HEALTH CARE (COST $544,583)                     809,012
                                                    ---------
--------------------------------------------------------------------------------
INDUSTRIAL -- 9.9%
AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
Innovative Solutions & Support*           600          20,016
                                                    ---------
                                                       20,016
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------
                                                        Market
Description                             Shares          Value
--------------------------------------------------------------------------------

ELECTRONIC MEASURING INSTRUMENTS -- 3.2%
Axsys Technologies*                     3,000       $  52,740
Cyberoptics*                            2,000          29,740
Faro Technologies*                        900          28,062
Molecular Devices*                      1,500          30,150
                                                    ---------
                                                      140,692
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.5%
Engineered Support Systems                375          22,208
                                                    ---------
                                                       22,208
--------------------------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.5%
Cogent*                                   700          23,100
                                                    ---------
                                                       23,100
--------------------------------------------------------------------------------
INDUSTRIAL AUDIO & VIDEO PRODUCTS -- 0.8%
Sonic Solutions*                        1,600          35,904
                                                    ---------
                                                       35,904
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.7%
Photon Dynamics*                        1,250          30,350
                                                    ---------
                                                       30,350
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 3.2%
Cymer*                                  1,200          35,448
II-VI*                                  1,200          50,988
Rofin-Sinar Technologies*               1,300          55,185
                                                    ---------
                                                      141,621
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 0.5%
Applied Films*                            900          19,404
                                                    ---------
                                                       19,404
                                                    ---------
TOTAL INDUSTRIAL (COST $378,207)                      433,295
                                                    ---------
--------------------------------------------------------------------------------
SERVICES -- 10.8%
COMMERCIAL SERVICES-FINANCE -- 1.1%
iPayment*                               1,000          49,520
                                                    ---------
                                                       49,520
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 7.6%
Charles River Associates*               1,400          65,478
Corporate Executive Board               1,400          93,716
DiamondCluster International*           6,000          85,980
Huron Consulting Group*                 1,200          26,640
Navigant Consulting*                    2,300          61,180
                                                    ---------
                                                      332,994
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 1.1%
Resources Connection*                     900          48,879
                                                    ---------
                                                       48,879
--------------------------------------------------------------------------------
SCHOOLS -- 1.0%
Bright Horizons Family Solutions*         700          45,332
                                                    ---------
                                                       45,332
                                                    ---------
TOTAL SERVICES (COST $324,767)                        476,725
                                                    ---------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                             Shares         Value
--------------------------------------------------------------------------------

TECHNOLOGY -- 40.1%
APPLICATIONS SOFTWARE -- 0.7%
SS&C Technologies                       1,500       $  30,975
                                                    ---------
                                                       30,975
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 1.9%
Multi-Fineline Electronix*              2,800          51,072
TTM Technologies*                       2,800          33,040
                                                    ---------
                                                       84,112
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 4.0%
Avid Technology*                        1,600          98,800
Witness Systems*                        4,400          76,824
                                                    ---------
                                                      175,624
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 0.2%
Blackbaud*                                700          10,248
                                                    ---------
                                                       10,248
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 3.3%
Catapult Communications*                  900          21,744
Micros Systems*                           600          46,836
Stratasys*                              2,200          73,832
                                                    ---------
                                                      142,412
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 1.5%
Synaptics*                              1,600          48,928
Transact Technologies*                    800          17,088
                                                    ---------
                                                       66,016
--------------------------------------------------------------------------------
E-SERVICES/CONSULTING -- 4.8%
GSI Commerce*                           2,000          35,560
Niku*                                   1,000          20,160
RightNow Technologies*                  2,100          33,915
Sapient*                                7,100          56,161
Websense*                               1,300          65,936
                                                    ---------
                                                      211,732
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 4.7%
Icos Vision Systems*                    1,500          42,375
Integrated Silicon Solutions*           4,000          32,800
Microsemi*                              3,000          52,080
Omnivision Technologies*                1,850          33,948
Silicon Laboratories*                   1,000          35,310
Zoran*                                    800           9,264
                                                    ---------
                                                      205,777
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.3%
Magma Design Automation*                1,100          13,816
                                                    ---------
                                                       13,816
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 2.1%
Hyperion Solutions*                     1,100          51,282
MicroStrategy, Cl A*                      700          42,175
                                                    ---------
                                                       93,457
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------
                                                      Market
Description                             Shares         Value
--------------------------------------------------------------------------------

INTERNET CONTENT-INFORMATION/NETWORKS-- 1.5%
Jupitermedia*                           2,800       $  66,584
                                                    ---------
                                                       66,584
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 2.4%
F5 Networks*                            2,150         104,748
                                                    ---------
                                                      104,748
--------------------------------------------------------------------------------
INTERNET SECURITY -- 1.1%
Aladdin Knowledge Systems*              2,000          49,500
                                                    ---------
                                                       49,500
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.9%
Aeroflex*                               3,400          41,208
                                                    ---------
                                                       41,208
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.2%
O2Micro International*                    800           9,152
                                                    ---------
                                                        9,152
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 5.3%
ADE*                                    2,400          44,928
Formfactor*                             1,800          48,852
Helix Technology                        1,600          27,824
Mattson Technology*                     6,500          73,190
Ultratech*                              1,900          35,815
                                                    ---------
                                                      230,609
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 1.9%
Altiris*                                2,300          81,489
                                                    ---------
                                                       81,489
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 1.7%
AudioCodes*                             4,600          76,406
                                                    ---------
                                                       76,406
--------------------------------------------------------------------------------
TRANSACTIONAL SOFTWARE -- 0.8%
Open Solutions*                         1,300          33,748
                                                    ---------
                                                       33,748
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.8%
Novatel Wireless*                       1,800          34,884
                                                    ---------
                                                       34,884
                                                    ---------
TOTAL TECHNOLOGY (COST $1,326,617)                  1,762,497
                                                    ---------
TOTAL COMMON STOCK (COST $2,926,397)                4,323,651
                                                    ---------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                          Face Amount       Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 1.4%
Morgan Stanley 2.05%, dated 12/31/04,
   to be repurchased on 01/03/05,
   repurchase price $60,273
   (collateralized by a U.S.
   Treasury STRIP, par value
   $189,728, .500%, 11/15/26,
   total market value $61,468)(A)     $60,262       $  60,262
                                                    ---------
TOTAL REPURCHASE AGREEMENT (COST $60,262)              60,262
                                                    ---------
TOTAL INVESTMENTS-- 99.8% (COST $2,986,659)         4,383,913
                                                    ---------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
Payable for investment advisory fees                     (159)
Payable for administrative fees                          (454)
Payable for trustees' fees                               (255)
Other assets and liabilities, net                       7,416
                                                   ----------
TOTAL OTHER ASSETS AND LIABILITIES, NET                 6,548
                                                   ----------
NET ASSETS-- 100.0%                                $4,390,461
                                                   ==========
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value,
   unlimited authorization)
   based on 544,714 outstanding
   shares of beneficial interest                   $6,125,229
Accumulated net realized loss on investments       (3,132,022)
Net unrealized appreciation on investments          1,397,254
                                                   ----------
NET ASSETS                                         $4,390,461
                                                   ==========
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                      $8.06
                                                        =====
* Non-income producing security.
(A)-- Tri-party repurchase agreement
Cl-- Class


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
     Dividends.................................................................. $       2,250
     Interest...................................................................           943
                                                                                 -------------
        Total Investment Income.................................................         3,193
                                                                                 -------------
EXPENSES:
     Investment Advisory Fees...................................................        40,372
     Administrative Fees........................................................         6,834
     Transfer Agent Fees........................................................        24,814
     Printing Fees..............................................................         8,679
     Custodian Fees.............................................................         7,481
     Professional Fees..........................................................         1,507
     Trustees' Fees.............................................................           838
     Other Fees.................................................................         1,266
                                                                                 -------------
          Total Expenses........................................................        91,791
                                                                                 -------------
LESS:
     Waiver of Investment Advisory Fees.........................................       (34,795)
                                                                                 -------------
          Net Expenses .........................................................        56,996
                                                                                 -------------
NET INVESTMENT LOSS.............................................................       (53,803)
                                                                                 -------------
Net Realized Gain from Security Transactions....................................       617,238
Net Change in Unrealized Depreciation on Investments............................      (646,589)
                                                                                 -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.................................       (29,351)
                                                                                 -------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS................................ $     (83,154)
                                                                                ==============


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003, RESPECTIVELY

                                                                                                    01/01/04          01/01/03
                                                                                                       to                to
                                                                                                    12/31/04          12/31/03
                                                                                               --------------      --------------
INVESTMENT ACTIVITIES:
   Net Investment Loss......................................................................    $   (53,803)       $   (55,510)
   Net Realized Gain (Loss) from Security Transactions......................................        617,238           (529,907)
   Net Change in Unrealized Appreciation (Depreciation) on Investments .....................       (646,589)         2,672,896
                                                                                                -----------        -----------
   Net Increase (Decrease) in Net Assets Resulting from Operations..........................        (83,154)         2,087,479
                                                                                                -----------        -----------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued............................................................................        241,471            747,579
   Shares Redeemed..........................................................................     (1,634,509)        (2,387,785)
                                                                                                -----------        -----------
   Decrease in Net Assets Derived from Capital Share Transactions...........................     (1,393,038)        (1,640,206)
                                                                                                -----------        -----------
       Total Increase (Decrease) in Net Assets..............................................     (1,476,192)           447,273
                                                                                                -----------        -----------
NET ASSETS:
   Beginning of Year........................................................................      5,866,653          5,419,380
                                                                                                -----------        -----------
   End of Year..............................................................................     $4,390,461         $5,866,653
                                                                                                ===========        ===========
SHARES ISSUED AND REDEEMED:
   Shares Issued............................................................................         33,237            114,291
   Shares Redeemed..........................................................................       (219,780)          (441,455)
                                                                                                -----------        -----------
   Net Decrease in Shares Outstanding.......................................................       (186,543)          (327,164)
                                                                                                ===========        ===========


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD
FOR THE YEARS OR PERIODS ENDED DECEMBER 31


                                                              Net
                                                           Realized
                    Net                                       and                                    Net
                   Asset                                  Unrealized                                Asset
                  Value,                  Net              Gains or               Total            Value,
                 Beginning            Investment            Losses                from               End                Total
                of  Period               Loss            on Securities         Operations         of Period            Return
------------------------------------------------------------------------------------------------------------------------------------

  2004             $8.02               $(0.08)2             $0.12                $0.04              $8.06               0.50%
  2003              5.12                (0.07)2              2.97                 2.90               8.02              56.64%
  2002              8.49                (0.07)              (3.30)               (3.37)              5.12             (39.69)%
  20011            10.00                (0.02)              (1.49)               (1.51)              8.49             (15.10)%+

                                                                                                        Ratio
                                                                                                       of Net
                                                                Ratio              Ratio             Investment
                                                               of Net           of Expenses             Loss
                     Net                    Ratio            Investment         to Average           to Average
                   Assets,               of Expenses            Loss            Net Assets           Net Assets            Portfolio
                     End                 to Average          to Average         (Excluding           (Excluding            Turnover
                  of Period              Net Assets          Net Assets          Waivers)             Waivers)               Rate
------------------------------------------------------------------------------------------------------------------------------------

  2004          $4,390,461                 1.20%              (1.13)%              1.94%                 (1.87)%           80.70%
  2003           5,866,653                 1.20%              (1.13)%              1.79%                 (1.72)%           67.82%
  2002           5,419,380                 1.20%              (1.15)%              1.69%                 (1.64)%          114.11%
  20011          8,532,828                 1.20%*             (0.84)%*             2.60%*                (2.24)%*          56.26%+


 * Annualized.
 + Total return and portfolio turnover have not been annualized.
 1 Commenced operations on April 30, 2001.
 2 Per share calculations were performed using average shares for the year.


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2004


1.  ORGANIZATION

PBHG Small Cap Growth Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund, (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Concentrated Portfolio (the "Large Cap Growth Concentrated Portfolio") (formerly the PBHGSelect 20 Portfolio), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Large Cap Growth Concentrated Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Concentrated Portfolio, the Large Cap Growth Portfolio, the Mid-Cap Portfolio, the Select Value Portfolio, the Small Cap Portfolio or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At December 31, 2004, 100% of the outstanding shares of the Portfolio were held by the separate account of one participating insurance company.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. If a security price cannot be obtained from an independent, third-party pricing agent, SEI Investments Global Funds Services (the "Sub-Administrator") shall seek to obtain a bid price from at least one independent broker. Old Mutual Fund Services (the "Administrator") shall supply the Sub-Administrator with the appropriate broker contact(s), and, to ensure independence, the Sub-Administrator will contact the broker(s) at least on a weekly basis in order to obtain an independent quotation. Short-term obligations with maturities of 60 days or less may be valued at amortized cost which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

COMPENSATING BALANCES -- Per the terms of an informal agreement with Wachovia Bank, N.A. the custodian of the Portfolio, if the Portfolio has a cash overdraft in excess of $100,000 on a given day, it is required to leave 112% in compensating balance with

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Wachovia Bank, N.A., on the following day. If the Portfolio has a positive cash balance in excess of $100,000 on a given day, it is allowed to overdraw 90% of the balance with Wachovia Bank, N.A. on the following day. The Portfolio did not have any compensating balances with Wachovia Bank, N.A. at December 31, 2004.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets.

COMMISSION RECAPTURE -- Liberty Ridge Capital, Inc. (formerly known as Pilgrim Baxter & Associates, Ltd.) (the "Adviser") may direct Portfolio trades to brokers who compensate the Portfolio, in cash, based on a percentage of related trading commissions. Such payments are reported as realized gains. During the year ended December 31, 2004, the Portfolio received no cash under these arrangements.

REDEMPTION FEES -- The Portfolio will generally impose a 2% redemption/exchange fee on total redemption proceeds of any shareholder redeeming shares (including redemption by exchange) of the Portfolio within 10 calendar days of their purchase. The 2% redemption fee will not be charged on transactions involving, among other things, (i) total or partial redemption of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees, (ii) total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Fund to waive or not to impose redemption fees, and (iii) because of systems limitations of certain intermediaries, preexisting contrary legal covenants and agreements with intermediaries and general marketplace resistance. As a result of such limitations, no redemption fees were imposed during the period because all shareholders of the Portfolio are in omnibus accounts.

3.   INVESTMENT ADVISORY FEES, ADMINISTRATIVE
     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the first $1 billion of the average daily net assets of the Portfolio, 0.80% of the next $500 million of the average daily net assets of the Portfolio, 0.75% of the next $500 million of the average net assets of the Portfolio, 0.70% of the next $500 million of the average daily net assets of the Portfolio, and 0.65% of the average daily net assets of the Portfolio in excess of $2.5 billion. Prior to December 9, 2004, the annual rate was 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an Expense Limitation Agreement with the Fund ("Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million;
(ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. At December 31, 2004, the amount of advisory waivers and the reimbursements of third party expenses by the adviser subject to possible recapture was $94,502. At this time, the Portfolio's assets are less than $75 million. No amounts have been recaptured by the Adviser during the year ended December 31, 2004.

Old Mutual Fund Services, an indirect, wholly-owned subsidiary of the Old Mutual
(US) Holdings Inc., parent company of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. As of October 1, 2004, the Administrator receives a fee, for these administrative services, which is calculated daily and paid monthly, at an annual rate of 0.1227% of the average daily net assets of the Portfolio. Prior to October 1, 2004, the annual rate was 0.15% of the average daily net assets of the portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of the Old Mutual (US) Holdings Inc. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid a portion of the Administrator's fee equal to the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund.

Certain officers of the Fund are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor. These interested persons received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the year ended December 31, 2004, amounted to $3,776,048 and $5,217,486, respectively.

5.  FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2004, primarily attributable to certain net operating losses, are not available for tax purposes to offset future income:

                                       INCREASE
                                     UNDISTRIBUTED
                  DECREASE           NET INVESTMENT
               PAID-IN-CAPITAL          INCOME
             ------------------    -----------------
                  $(53,803)             $53,803

This reclassification had no effect on net assets or net asset value per share.

No dividends or distributions were declared during the years ended December 31, 2004 and December 31, 2003, respectively.

As of December 31, 2004, the components of accumulated losses were as follows:

Capital loss carryforwards expiring:

         December 2010                    $(2,360,968)
         December 2011                       (750,921)
Unrealized appreciation                     1,377,121
                                          -----------
                                          $(1,734,768)
                                          ===========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years. During the year ended December 31, 2004, the Portfolio utilized $606,208 of capital loss carryforwards to offset net realized capital gains.

At December 31, 2004, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were different from amounts reported for financial reporting purposes primarily due to losses from wash sales disallowed for tax purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at December 31, 2004 were as follows:

        FEDERAL                                       NET
          TAX      UNREALIZED      UNREALIZED     UNREALIZED
         COST     APPRECIATION    DEPRECIATION   APPRECIATION
        ------------------------  -------------  -------------
      $3,006,792   $1,475,566       $(98,445)     $1,377,121

6.  CONCENTRATIONS/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

7.  LINE OF CREDIT

Until June 3, 2004, the Portfolio was able to borrow an amount up to its prospectus-defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit bore interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family paid an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio was allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings under the line of credit at any time during the year ended December 31, 2004. Effective June 3, 2004, the line of credit was discontinued for the PBHG Fund Family.

8.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds, PBHG Insurance Series Fund and Old Mutual Advisor Funds (together, the "Trusts"), on behalf of each series portfolio of the Trusts (collectively the "Lending Funds" and individually the "Lending Fund") a Lending Fund may borrow or lend an amount up to its prospectus-defined limitations from or to other funds. All such borrowing and lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and the Adviser.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Lending Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).

The Portfolio had no outstanding borrowings or loans under the interfund lending agreement at December 31, 2004, or at any time during the year ended December 31, 2004.

9.  LITIGATION WITH RESPECT TO THE INVESTMENT ADVISER

On June 21, 2004, the Adviser entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all of their charges related to "market timing" activity in the PBHG Funds, an investment company in the same mutual fund complex as the Fund. In the settlements, the Adviser, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements required the Adviser to pay $40 million in disgorgement and $50 million in civil penalties, and effective October 1, 2004, to reduce management fees for all of the Fund's and the PBHG Funds' portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the following five years. The Adviser, and not the Fund nor the Fund's shareholders nor the PBHG Funds nor the PBHG Funds' shareholders, will bear all the costs of complying with the settlements, including restitution, civil penalties and associated fees related to these regulatory proceedings. The Adviser has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders or PBHG Funds or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees. The settlements require the Adviser to operate in accordance with enhanced corporate governance policies and practices.

Under the NYAG settlement, if certain terms and undertakings in that settlement are not met, the NYAG settlement stipulates that the Adviser shall promptly terminate its management of PBHG Insurance Series Fund. In this event, PBHG Insurance Series Fund's Board of Trustees would be required to seek new management or consider other alternatives.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class action and shareholder derivative suits (the "Litigation"), have been filed against the Adviser, PBHG Funds, and certain related and unrelated parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits were originally filed in Federal and state courts, but have since all been consolidated in the United States District Court for the District of Maryland. The lawsuits seek such remedies as compensatory damages, restitution, rescission of the management and other contracts between PBHG Funds and the Adviser and certain of its affiliates, removal of the Adviser as investment adviser of PBHG Funds, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorney's and experts' fees.

At this stage of the Litigation, the Adviser believes that it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against the Adviser, PBHG Funds or any named defendant. While it is currently too early to predict the result of the Litigation, the Adviser does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Fund. However, the Adviser is currently unable to gauge the level of shareholder redemptions that may result from the news of these pending lawsuits. Redemptions may require the Fund's portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the portfolios.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
PBHG SMALL CAP GROWTH PORTFOLIO

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PBHG Small Cap Growth Portfolio (a portfolio of the PBHG Insurance Series Fund, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 9, 2005

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER SMALL-CAP GROWTH FUNDS AVERAGE represents 540 mutual funds classified by Lipper, Inc. in the Small-Cap Growth category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The RUSSELL 2000(R) GROWTH INDEX is an unmanaged index comprised of those securities in the Russell 2000(R) Index with a greater-than-average growth orientation.

The Russell 2000(R) Growth Index (the "Index") and the Lipper Small-Cap Growth Funds Average (the "Average") are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of January 26, 2005

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, a registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Liberty Ridge Capital, Inc., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-800-433-0051.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
--------------------------------------------------------------------------------



                                         TERM OF                                          NUMBER OF            OTHER
    NAME,              POSITION         OFFICE OF                                      PORTFOLIOS IN        DIRECTORSHIPS
   ADDRESS,            HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN          HELD
   AND AGE             THE FUND        TIME SERVED         DURING PAST 5 YEARS           BY TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

 Leigh A. Wilson       Chairman of      Trustee      Chief Executive Officer, New Century     26    Trustee, The Victory
 (60)                   the Board      since 2005    Living, Inc. (older adult housing)             Portfolios since 1992,
                                                     since 1992. Director, Chimney                  The Victory Institutional
                                                     Rock Winery LLC, 2000 to 2004, and             Funds since 2003 and
                                                     Chimney Rock Winery Corp (winery),             The Victory Variable Insurance
                                                     1985 to 2004.                                  Funds since 1998 (investment
                                                                                                    companies - 22 total
                                                                                                    portfolios). Trustee, PBHG
                                                                                                    Funds, since 2005.
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson    Trustee          Trustee      Chief Financial Officer, The             26    Director, The Triumph
(60)                                   since 1997    Triumph Group, Inc.                            Group, Inc. since 1992.
                                                     (manufacturing) since 1992.                    Trustee, PBHG Funds
                                                                                                    since 1995. Trustee, Old
                                                                                                    Mutual Advisor Funds,
                                                                                                    since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards      Trustee          Trustee      Consultant, Syrus Associates             26    Trustee, EQ Advisors (investment
(58)                                   since 1997    (business and marketing consulting             company-37 portfolios) since
                                                     firm), 1986 to 2002.                           1997. Trustee, PBHG Funds,
                                                                                                    since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller       Trustee          Trustee      Senior Vice President,                   26    Trustee, PBHG Funds, since 1995.
(70)                                   since 1997    Cherry & Webb, CWT
                                                     Specialty Stores, 1995 to
                                                     2000. Advisor and Secretary,
                                                     the Underwoman Shoppes Inc.
                                                     (retail clothing stores)
                                                     1980 to 2002. Retired.
------------------------------------------------------------------------------------------------------------------------------------
*Trustee of the Trust until such time as his or her successor is duly elected and appointed.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock**     President       President     Director, President and Chief
(48)                                     since       Executive Officer since 2004,
                                         2003        Old Mutual Capital, Inc. Trustee
                                                     and President since 2004, Old
                                                     Mutual Advisor Funds. Chief
                                                     Executive Officer, President and
                                                     Director since 2003 and Chief
                                                     Operating Officer in 2003, Liberty
                                                     Ridge Capital. Chief Executive
                                                     Officer and Trustee since 2003,
                                                     Old Mutual Investment Partners.
                                                     Trustee since 2003, Old Mutual Fund
                                                     Services. Director since 2003, Old
                                                     Mutual Shareholder Services, Inc.
                                                     President since 2003, PBHG Funds.
                                                     President and Chief Executive
                                                     Officer from 1998 to 2003,
                                                     Transamerica Capital, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings**        Vice            Vice        Vice President since 2001, Director
(41)                   President       President     of Sales and Marketing since 2004 and
                                       since 2005    Director of Mutual Fund Operations
                                                     from 1996 to 2001, Liberty Ridge Capital,
                                                     Inc. Vice President since 2003 and
                                                     President from 1999 to 2003, Old Mutual
                                                     Investment Partners. Vice President
                                                     since 2004, President from 1998 to 2004,
                                                     Old Mutual Fund Services. Vice President
                                                     since 2004 and President from 2001 to
                                                     2004, Old Mutual Shareholder Services,
                                                     Inc. Treasurer, Chief Financial Officer
                                                     and Controller from 1997 to 2005 and
                                                     Vice President since 2005, PBHG Funds.
                                                     Treasurer, Chief Financial Officer and
                                                     Controller from 1997 to 2005, PBHG
                                                     Insurance Series Fund. Treasurer,
                                                     Chief Financial Officer and Controller
                                                     from 2004 to 2005, Old Mutual Advisor
                                                     Funds.
------------------------------------------------------------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of January 26, 2005
--------------------------------------------------------------------------------
OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                                 TERM OF
                         POSITION               OFFICE AND
NAME, ADDRESS            HELD WITH               LENGTH OF                               PRINCIPAL OCCUPATION(S)
   AND AGE               THE FUND               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux       Senior Vice        Senior Vice President           Senior Vice President since 2005, PBHG Funds. President
(61)                      President        since 2005. Employed for         since May 2002, EJV Financial Services, LLC.
                                           an initial term of three         Director, Deutsche Bank (and predecessor companies)
                                           years and thereafter for         and Executive Vice President and Chief
                                          successive one year terms         Administrative Officer, Investment Company
                                          unless terminated prior to        Capital Corp (registered investment advisor and
                                             the end of the then            registered transfer agent) from 1987 to 2002.
                                                current term.
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr**          Vice President         Vice President               Chief Operating Officer since 2004, Senior
(42)                    and Secretary          and Secretary                Vice President since 2001, and General Counsel
                                                 since 1997                 and Secretary since 1996, Liberty Ridge Capital, Inc.
                                                                            Executive Vice President, Secretary and General
                                                                            Counsel since 2004, Old Mutual Capital, Inc. Chief
                                                                            Operating Officer since 2004 and General Counsel and
                                                                            Secretary since 1998, Old Mutual Investment Partners.
                                                                            General Counsel and Secretary since 1998,
                                                                            Old Mutual Fund Services. General Counsel and Secretary
                                                                            since 2001, Old Mutual Shareholder Services, Inc. Vice
                                                                            President and Secretary since 2004, Old Mutual
                                                                            Advisor Funds. Vice President and Secretary since 1997,
                                                                            PBHG Funds. General Counsel and Secretary
                                                                            from 1996 to 2002, Pilgrim Baxter Value Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon**            Vice              Vice President               Vice President and Chief Compliance Officer since
(41)                      President           since 2001 and                2001, Liberty Ridge Capital, Inc. Vice President
                          and Chief          Chief Compliance               and Chief Compliance Officer since 2004, Old Mutual
                          Compliance         Officer since 2004             Capital, Inc. Vice President, Chief Compliance
                           Officer                                          Officer and Registered Principal since 2001, Old Mutual
                                                                            Investment Partners. Chief Compliance Officer since
                                                                            2001, Old Mutual Fund Services. Chief Compliance
                                                                            Officer since 2001, Old Mutual Shareholder Services,
                                                                            Inc. Vice President and Chief Compliance Officer since
                                                                            2004, Old Mutual Advisor Funds. Vice President since
                                                                            2001 and Chief Compliance Officer since 2004, PBHG
                                                                            Funds. Chief Compliance Officer from 2001 to 2002,
                                                                            Pilgrim Baxter Value Investors, Inc. Chief Compliance
                                                                            Officer from 2001 to 2003, Pilgrim Baxter Private
                                                                            Equity Advisor. Vice President and Deputy
                                                                            Compliance Director from 1995 to 2001,
                                                                            Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III**  Vice President      Vice President and             Senior Vice President, Deputy General Counsel and
(44)                     and Assistant      Assistant Secretary             Assistant  Secretary since 2004, Old Mutual Capital,
                           Secretary              since 2002                Inc. Deputy General Counsel since 2004, Vice
                                                                            President and Assistant Secretary since 2001 and
                                                                            Senior Legal Counsel from 2001 to 2004, Liberty
                                                                            Ridge Capital, Inc. Senior Vice President and Deputy
                                                                            General Counsel since 2004, Assistant Secretary since
                                                                            2001 and Senior Legal Counsel and Vice President from
                                                                            2001 to 2004, Old Mutual Investment Partners. Senior
                                                                            Vice President and Deputy General Counsel since 2004,
                                                                            Assistant Secretary since 2001 and Senior Legal
                                                                            Counsel and Vice President from 2001 to 2004, Old
                                                                            Mutual Fund Services. Senior Vice President
                                                                            and Deputy General Counsel since 2004, Assistant
                                                                            Secretary since 2001 and Senior Legal Counsel and
                                                                            Vice President from 2001 to 2004, Old Mutual
                                                                            Shareholder Services, Inc. Vice President and
                                                                            Assistant Secretary since 2004, Old Mutual Advisor
                                                                            Funds. Vice President and Assistant Secretary since
                                                                            2001, PBHG Funds. Senior Counsel and Assistant
                                                                            Secretary from 2001 to 2002, Pilgrim Baxter Value
                                                                            Investors, Inc. Director and Senior Counsel from
                                                                            1997 to 2001, Merrill Lynch Investment Managers, L.P.
                                                                            and Princeton Administrators,  L.P. and holding
                                                                            various other positions with these companies from
                                                                            1991 to 1997. Secretary of various Merrill Lynch
                                                                            and Mercury open-end funds, as well as Somerset
                                                                            Exchange Fund and The Europe Fund, Inc. until
                                                                            December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner**       Treasurer,     Treasurer, Chief Financial         Fund Administration Manager since 2000, Liberty
(34)                        Chief           Officer, Controller             Ridge Capital, Inc. and Old Mutual Fund Services.
                          Financial              since 2005                 Treasurer, Chief Financial Officer
                           Officer,                                         and Controller since 2005 and Assistant Treasurer
                         Controller                                         from 2000 to 2005, PBHG Funds. Assistant Treasurer
                                                                            from 2000 to 2005, PBHG Insurance Series Fund.
                                                                            Assistant Treasurer since 2004, Old Mutual Advisor
                                                                            Funds. Fund Accounting Manager from 1997 to 2000, SEI
                                                                            Investments Mutual Funds Services.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne**      Assistant         Assistant Treasurer             Fund Administration Associate since 2001, Liberty
(32)                      Treasurer             since 2001                  Ridge Capital, Inc. and Old Mutual Fund Services.
                                                                            Assistant Treasurer since 2004, Old Mutual Advisor
                                                                            Funds. Assistant Treasurer since 2001, PBHG Funds.
                                                                            Fund Accounting Supervisor from 1999 to 2001 and Fund
                                                                            Accountant from 1998 to 1999, PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------
Michael E. Dresnin**      Assistant          Assistant Secretary            Assistant Vice President, Legal Counsel and Assistant
(32)                      Secretary               Since 2004                Secretary since 2004 for Liberty Ridge Capital, Inc.,
                                                                            Old Mutual Investment Partners, Old Mutual Fund
                                                                            Services and Old Mutual Shareholder Services, Inc.
                                                                            Assistant Secretary of PBHG Insurance Series Fund and
                                                                            Old Mutual Advisor Funds since 2005. Associate from
                                                                            1998 to 2004, Drinker Biddle & Reath LLP (law firm).
------------------------------------------------------------------------------------------------------------------------------------

** Officer of the Trust until such time as his or her successor is duly elected and qualified.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO


Dear Shareholder:

After struggling against volatility and mixed performance for much of the year, technology shares enjoyed strong gains in the fourth quarter, which helped push the sector comfortably back into positive territory. For the year ended December 31, 2004, PBHG Technology & Communications Portfolio posted favorable results, but underperformed relative to the PSE Technology Index(R).

PERFORMANCE DISCUSSION

A large part of the Portfolio's underperformance was the result of our underweighting relative to the Index in areas other than technology and communication, most notably the industrial and health care sectors, during the first three quarters of the year. We maintained an overweighting in traditional technology industries, particularly semiconductor device and equipment companies, in order to fully participate in the strong early cycle recovery gains often enjoyed by these shares. However, these holdings underperformed relative to other technology industries, such as certain internet content and computer security software companies, and to the broader stock market. While our lack of exposure to certain sectors was detrimental to our results, our stock selection was relatively strong and generally helped to mitigate the overall impact on our performance.

For the fourth quarter of 2004, the Portfolio outperformed relative to the benchmark, helping to offset some of the earlier underperformance. The gains generally were spread broadly across the various industries that comprise the technology landscape, with no particular sectors dominating over others. A number of factors could account for technology's turnaround during the last months of the year. First, evidence was growing that some of the inventory accumulation that had depressed new order activity through the summer and fall was being worked out of the supply chain. Second, the outlook for relatively healthy consumer spending for the holidays, particularly in consumer electronics and internet retailing, sustained investor optimism. The huge success of the Apple iPod was emblematic of this view. Third, a lack of negative earnings pre-announcements was also encouraging, even though the general consensus was that some of this data was simply on hold until the beginning of the new year. Finally, the markets were able to appreciate that economic growth continued at a healthy rate and productivity gains, which favor technology spending, remained strong.

There were a number of bright spots in the Portfolio worth mentioning. Autodesk, one of the Portfolio's largest holdings and a leader in the world of engineering software, powered ahead off of strong earnings reports. Another strong contributor to portfolio returns was Apple Computer, flush with iPod success, and with expectations elevated for more innovative products to be revealed early in the new year. On the negative side, worries over downward pricing trends adversely affected chip companies Zoran and Sandisk, although we believe both retain excellent prospects over the intermediate term. Russian cellular service provider Vimpel Communications was hurt by an unexpected and onerous government tax assessment. We subsequently eliminated this position from the Portfolio.

LOOKING FORWARD

We believe the basic reasons for maintaining a focused exposure to technology stocks remain undiminished. While best characterized as "cyclical growth," this sector of the market continues to expand, on average, at rates well in excess of the overal economy. Furthermore, we contend that the overinvestment in technology products and services that characterized 1999-2000 is now in many cases mirrored by underinvestment, representing future opportunity. In our view, the business cycle is not exhausted and interest rates are not rising so fast as to threaten derailment. We believe current valuations are no longer expensive and that attractive value can be found in certain discrete investment opportunities. We remain constructive on the outlook for 2005 and continue to endorse a long-term exposure to technology stocks.

Sincerely,


/S/James M. Smith, CFA
Portfolio Manager*

* EFFECTIVE DECEMBER 9, 2004, WAS NAMED SOLE PORTFOLIO MANAGER.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO


DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in this Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates this Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the six month period ended December 31, 2004. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Six Month Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual return of 5% before expenses during the year and that the expense ratio ("Annualized Expense Ratios for the Six Month Period") for the period is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical result for your Portfolio in the "Expenses Paid During Six Month Period" with the hypothetical examples that appear in the same charts in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If those transactional costs were applied to your account, your costs would be higher.

                                                                                     ANNUALIZED
                                                                                       EXPENSE           EXPENSES
                                            BEGINNING             ENDING               RATIOS           PAID DURING
                                          ACCOUNT VALUE        ACCOUNT VALUE           FOR THE           SIX MONTH
                                             6/30/04             12/31/04         SIX MONTH PERIOD        PERIOD*
                                       ------------------   -----------------   -------------------  ---------------
Actual Portfolio Return                    $1,000.00            $1,040.40              1.12%                $5.74
Hypothetical 5% Return                      1,000.00             1,019.51              1.12%                 5.69

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO                           (UNAUDITED)


--------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                                                                           Annualized         Annualized        Annualized
                                                        One Year           Three Year          Five Year       Inception to
                                                         Return              Return             Return             Date
-------------------------------------------------------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio                6.42%             (10.72)%           (27.78)%           (1.31)%
-------------------------------------------------------------------------------------------------------------------------------


          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
             PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO VERSUS THE
   PSE TECHNOLOGY INDEX(R) AND THE LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE

[Line chart omitted -- plot points are as follows:]

                                                                                    Lipper
                                 PBHG                       PSE                   Science &
                             Technology &               Technology                Technology
                       Communications Portfolio          Index(R)                 Funds Average
4/30/97                           10000                    10000                     10000
5/31/97                            9990                    11210                     11353
6/30/97                           10320                    11288                     11462
7/31/97                           11550                    13031                     12988
8/31/97                           11490                    13014                     13021
9/30/97                           12290                    13456                     13649
10/31/97                          10790                    12074                     12467
11/30/97                          10550                    12108                     12365
12/31/97                          10410                    11640                     12069
1/31/98                           10040                    12116                     12383
2/28/98                           11150                    13602                     13813
3/31/98                           11590                    13870                     14177
4/30/98                           11860                    14412                     14763
5/31/98                           10840                    13272                     13693
6/30/98                           11690                    13881                     14787
7/31/98                           11082                    13846                     14539
8/31/98                            9331                    11251                     11659
9/30/98                           10642                    12844                     13205
10/31/98                          10812                    14301                     14203
11/30/98                          12032                    15889                     16002
12/31/98                          13762                    18050                     18590
1/31/99                           16613                    20697                     21380
2/28/99                           14832                    18574                     19430
3/31/99                           17423                    19996                     21581
4/30/99                           18543                    20703                     22149
5/31/99                           17773                    21308                     21914
6/30/99                           20283                    24133                     24566
7/31/99                           19973                    23989                     24335
8/31/99                           21573                    25224                     25591
9/30/99                           22063                    25260                     26294
10/31/99                          26494                    26749                     29092
11/30/99                          31475                    30608                     33846
12/31/99                          46017                    39140                     42300
1/31/2000                         47367                    38294                     41547
2/29/2000                         67680                    47031                     52603
3/31/2000                         57469                    46801                     50799
4/30/2000                         47577                    43823                     44937
5/31/2000                         39836                    40067                     39594
6/30/2000                         53808                    44375                     45814
7/31/2000                         49107                    41393                     43546
8/31/2000                         57549                    47158                     50060
9/30/2000                         53118                    41860                     44804
10/31/2000                        43064                    39154                     40100
11/30/2000                        26376                    32731                     30151
12/31/2000                        26634                    32832                     29442
1/31/2001                         28570                    37003                     32557
2/28/2001                         20032                    30255                     23871
3/31/2001                         14946                    26708                     20135
4/30/2001                         18591                    31056                     23995
5/31/2001                         17656                    29939                     22963
6/30/2001                         16763                    29287                     22729
7/31/2001                         15441                    27763                     20806
8/31/2001                         12774                    25531                     18174
9/30/2001                          9272                    20881                     14247
10/31/2001                        10947                    24181                     16478
11/30/2001                        12973                    27452                     19004
12/31/2001                        12700                    27769                     19184
1/31/2002                         12623                    27631                     18874
2/28/2002                         10441                    25375                     16316
3/31/2002                         11493                    27689                     17852
4/30/2002                          9779                    24471                     15686
5/31/2002                          8922                    23491                     14765
6/30/2002                          7246                    20766                     12787
7/31/2002                          6623                    18347                     11383
8/31/2002                          6233                    18116                     11055
9/30/2002                          5220                    15614                      9389
10/31/2002                         5922                    18217                     10968
11/30/2002                         6857                    20808                     12809
12/31/2002                         5844                    18567                     11078
1/31/2003                          5688                    18398                     11033
2/28/2003                          5805                    18512                     11095
3/31/2003                          5688                    18504                     11045
4/30/2003                          6194                    20162                     12168
5/31/2003                          6935                    22655                     13715
6/30/2003                          6896                    22816                     13801
7/31/2003                          7207                    24084                     14619
8/31/2003                          7909                    25628                     15720
9/30/2003                          7636                    25032                     15289
10/31/2003                         8376                    27008                     16887
11/30/2003                         8454                    27534                     17206
12/31/2003                         8493                    28336                     17236
1/31/2004                          8922                    29833                     18147
2/29/2004                          8766                    29561                     17839
3/31/2004                          8532                    29047                     17445
4/30/2004                          7909                    27896                     16143
5/31/2004                          8454                    29071                     17044
6/30/2004                          8688                    29933                     17361
7/31/2004                          7753                    27456                     15406
8/31/2004                          7441                    26528                     14744
9/30/2004                          7870                    27715                     15456
10/31/2004                         8337                    29027                     16346
11/30/2004                         8688                    30625                     17312
12/31/2004                         9038                    31762                     17903

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. The PBHG Technology & Communications Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions.The performance figures quoted may be lower at this time due to recent market volatility. Prior to November 2, 1999, the Portfolio was diversified and did not concentrate its investments. Therefore, the Portfolio's performance prior to November 2, 1999 may not be indicative of how it will perform in the future. Securities of smaller companies involve more risk and price volatility than larger, more established companies. Funds that concentrate investments in one or a group of industries may involve greater risks than more diversified funds, including greater potential for volatility. The performance results are subject to change since December 31, 2004. The Portfolio's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. Funds that invest in a limited number of securities may involve greater risk than more diversified funds, including a greater potential for volatility. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance would have been lower. Investors considering the PBHG Technology & Communications Portfolio should have a long-term investment horizon. The PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the fees and charges associated with the variable annuity provider. Early withdrawals may result in tax penalties as well as any sales charges assessed by the variable annuity provider. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. PBHG Technology & Communications Portfolio commenced operations on April 30, 1997. For more information on the PSE Technology Index(R) and the Lipper Science & Technology Funds Average please see the PBHG Disclosure Notes on page 135.

SECTOR WEIGHTINGS AT DECEMBER 31, 2004

[Pie chart omitted -- plot points are as follows:]

Consumer Cyclical                             1%
Health Care                                   5%
Repurchase Agreement                          1%
Services                                      6%
Technology                                   87%

% Total Portfolio Investments


TOP TEN COMMON STOCK HOLDINGS AT DECEMBER 31, 2004

Autodesk                                          2.7%
Veritas Software                                  2.4%
Yahoo!                                            2.2%
webMethods                                        2.1%
Nextel Communications, Cl A                       2.1%
Oracle                                            2.0%
eBay                                              1.9%
Qualcomm                                          1.9%
International Business Machines                   1.8%
Intersil, Cl A                                    1.8%
--------------------------------------------------------------------------------
COMBINED TOP TEN COMMON STOCK
HOLDINGS AS A % OF TOTAL PORTFOLIO
INVESTMENTS IN COMMON STOCK                      20.9%
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 2004


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.2%
CONSUMER CYCLICAL -- 1.5%
ENTERTAINMENT SOFTWARE -- 0.9%
Electronic Arts*                       19,900    $      1,227
                                                 ------------
                                                        1,227
--------------------------------------------------------------------------------
RADIO -- 0.6%
XM Satellite Radio Holdings, Cl A*     24,800             933
                                                 ------------
                                                          933
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $1,854)                   2,160
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 4.6%
DIAGNOSTIC EQUIPMENT -- 0.6%
Gen-Probe*                             17,700             800
                                                 ------------
                                                          800
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.9%
Boston Scientific*                     35,100           1,248
                                                 ------------
                                                        1,248
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 3.1%
Amgen*                                 11,700             751
Biogen Idec*                           23,200           1,545
Celgene*                               16,600             440
Genentech*                             33,300           1,813
                                                 ------------
                                                        4,549
                                                 ------------
TOTAL HEALTH CARE (COST $4,972)                         6,597
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 5.8%
COMPUTER SERVICES -- 3.9%
DST Systems*                           27,400           1,428
Manhattan Associates*                  79,000           1,887
Perot Systems, Cl A*                   41,300             662
Sungard Data Systems*                  58,000           1,643
                                                 ------------
                                                        5,620
--------------------------------------------------------------------------------
E-COMMERCE/SERVICES -- 1.9%
eBay*                                  23,900           2,779
                                                 ------------
                                                        2,779
                                                 ------------
TOTAL SERVICES (COST $5,194)                            8,399
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 86.3%
APPLICATIONS SOFTWARE -- 5.0%
Citrix Systems*                        28,400             697
Infosys Technologies ADR               36,800           2,551
Microsoft                              90,800           2,425
Satyam Computer Services ADR           66,000           1,592
                                                 ------------
                                                        7,265
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                           Shares        Value (000)
--------------------------------------------------------------------------------

B2B/E-COMMERCE -- 2.1%
webMethods*                           413,200    $      2,979
                                                 ------------
                                                        2,979
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 2.9%
Nextel Communications, Cl A*           98,900           2,967
Nextel Partners, Cl A*                 60,400           1,180
                                                 ------------
                                                        4,147
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 1.0%
Avid Technology*                       24,000           1,482
                                                 ------------
                                                        1,482
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 3.1%
Autodesk                              102,200           3,879
Parametric Technology*                105,800             623
                                                 ------------
                                                        4,502
--------------------------------------------------------------------------------
COMPUTERS -- 4.5%
Apple Computer*                        29,600           1,906
International Business Machines        26,400           2,603
Research In Motion*                    24,800           2,044
                                                 ------------
                                                        6,553
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.2%
NCR*                                   24,800           1,717
                                                 ------------
                                                        1,717
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 5.7%
Dot Hill Systems*                     148,100           1,161
EMC*                                  170,100           2,529
Network Appliance*                     66,800           2,219
Sandisk*                               71,700           1,790
Western Digital*                       57,700             626
                                                 ------------
                                                        8,325
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 1.6%
Lexmark International, Cl A*           27,500           2,337
                                                 ------------
                                                        2,337
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 7.2%
Automatic Data Processing              38,200           1,694
First Data                             47,400           2,016
Fiserv*                                60,300           2,424
Global Payments                        14,900             872
Veritas Software*                     119,700           3,418
                                                 ------------
                                                       10,424
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 1.5%
Cognos*                                49,400           2,177
                                                 ------------
                                                        2,177
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.8%
Jabil Circuit*                         37,300             954
Sanmina-SCI*                          195,000           1,652
                                                 ------------
                                                        2,606
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO


--------------------------------------------------------------------------------
                                                     Market
Description                           Shares       Value (000)
--------------------------------------------------------------------------------

ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 14.4%
Advanced Micro Devices*                41,200   $         907
Applied Micro Circuits*               402,400           1,694
Broadcom, Cl A*                        53,300           1,721
Conexant Systems*                     281,664             560
Cree*                                  36,200           1,451
Freescale Semiconductor, Cl B*          8,833             162
Intel                                  69,800           1,633
International Rectifier*               32,900           1,466
Intersil, Cl A                        154,200           2,581
Microchip Technology                   27,200             725
Microsemi*                            107,000           1,858
Nvidia*                                82,800           1,951
Pixelworks*                            81,000             919
QLogic*                                34,200           1,256
Silicon Laboratories*                  13,200             466
Zoran*                                137,900           1,597
                                                 ------------
                                                       20,947
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 3.4%
BMC Software*                          60,200           1,120
Oracle*                               208,400           2,859
SAP ADR                                20,200             893
                                                 ------------
                                                        4,872
--------------------------------------------------------------------------------
INTERNET CONTENT-INFORMATION/NETWORKS-- 0.8%
Infospace*                             24,700           1,174
                                                 ------------
                                                        1,174
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.6%
Avocent*                               23,000             932
                                                 ------------
                                                          932
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 1.2%
F5 Networks*                           34,600           1,686
-                                                 ------------
                                                        1,686
--------------------------------------------------------------------------------
INTERNET SECURITY -- 2.6%
Check Point Software Technologies*     32,500             801
Symantec*                              99,000           2,550
VeriSign*                              13,400             449
                                                 ------------
                                                        3,800
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 4.5%
Cisco Systems*                        129,500           2,499
Juniper Networks*                      79,000           2,148
Netgear*                               30,700             559
Polycom*                               57,900           1,350
                                                 ------------
                                                        6,556
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 7.0%
Analog Devices                         54,700    $      2,019
Cypress Semiconductor*                141,400           1,659
Emulex*                                80,200           1,351
Integrated Device Technology*         154,200           1,783
Marvell Technology Group*              50,000           1,773
Maxim Integrated Products              38,600           1,636
                                                 ------------
                                                       10,221
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 4.2%
Applied Materials*                    122,200           2,090
Kla-Tencor*                            27,400           1,276
Lam Research*                          43,900           1,269
Varian Semiconductor
   Equipment Associates*               37,900           1,397
                                                 ------------
                                                        6,032
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 2.3%
Harris                                 14,800             914
Plantronics                            33,200           1,377
Tekelec*                               54,500           1,114
                                                 ------------
                                                        3,405
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 3.7%
Google, Cl A*                          10,800           2,085
Yahoo!*                                85,900           3,237
                                                 ------------
                                                        5,322
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 4.0%
Motorola                               80,000           1,376
Nokia ADR                             108,000           1,692
Qualcomm                               65,200           2,765
                                                 ------------
                                                        5,833
                                                 ------------
TOTAL TECHNOLOGY (COST $93,415)                       125,294
                                                 ------------
TOTAL COMMON STOCK (COST $105,435)                    142,450
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.4%
Morgan Stanley 2.14%, dated 12/31/04,
   to be repurchased on 01/03/05, repurchase
   price $2,074,459 (collateralized by a
   U.S. Government obligation, par value
   $2,170,000, 0.00%, 11/04/05, total
   market value $2,115,750)(A)         $2,074           2,074
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $2,074)                2,074
                                                 ------------
TOTAL INVESTMENTS-- 99.6% (COST $107,509)             144,524
                                                 ------------
--------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO


--------------------------------------------------------------------------------

Description                                          Value (000)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.4%
Payable for investment advisory fees             $       (105)
Payable for administrative fees                           (15)
Payable for trustees' fees                                 (6)
Other assets and liabilities, net                         743
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                   617
                                                 ------------
NET ASSETS-- 100.0%                              $    145,141
                                                 ============
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value, unlimited
   authorization) based on 62,516,916
   outstanding shares of beneficial interest     $  1,548,783
Accumulated net realized loss on investments       (1,440,657)
Net unrealized appreciation on investments             37,015
                                                 ------------
TOTAL NET ASSETS                                 $    145,141
                                                 ============
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                      $2.32
                                                        =====

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class Cost figures are shown with "000's" omitted.
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

STATEMENT OF OPERATIONS (000)
FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
     Dividends.................................................................. $      622
     Interest...................................................................         62
     Less: Foreign Taxes Withheld...............................................        (10)
                                                                                 ----------
        Total Investment Income.................................................        674
                                                                                 ----------
EXPENSES:
     Investment Advisory Fees...................................................      1,315
     Administrative Fees........................................................        222
     Printing Fees..............................................................         70
     Professional Fees..........................................................         51
     Trustees' Fees.............................................................         28
     Transfer Agent Fees........................................................         25
     Custodian Fees.............................................................         15
     Other Fees.................................................................         11
                                                                                 ----------
          Total Expenses........................................................      1,737
                                                                                 ----------
NET INVESTMENT LOSS.............................................................     (1,063)
                                                                                 ----------
Net Realized Gain from Security Transactions....................................     19,847
Net Change in Unrealized Depreciation on Investments............................     (9,875)
                                                                                 ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.................................      9,972
                                                                                 ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................ $    8,909
                                                                                 ==========


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003, RESPECTIVELY

                                                                                                   01/01/04          01/01/03
                                                                                                      to                to
                                                                                                   12/31/04          12/31/03
                                                                                               --------------     --------------
INVESTMENT ACTIVITIES:
   Net Investment Loss......................................................................       $ (1,063)       $    (1,655)
   Net Realized Gain from Security Transactions.............................................         19,847             24,341
   Net Change in Unrealized Appreciation (Depreciation) on Investments .....................         (9,875)            50,516
                                                                                                   --------        -----------
   Net Increase in Net Assets Resulting from Operations.....................................          8,909             73,202
                                                                                                   --------        -----------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued............................................................................          5,798             65,547
   Shares Redeemed..........................................................................        (62,533)          (114,048)
                                                                                                   --------        -----------
   Decrease in Net Assets Derived from Capital Share Transactions...........................        (56,735)           (48,501)
                                                                                                   --------        -----------
   Total Increase (Decrease) in Net Assets..................................................        (47,826)            24,701
                                                                                                   --------        -----------
NET ASSETS:
   Beginning of Year........................................................................        192,967            168,266
                                                                                                   --------        -----------
   End of Year..............................................................................       $145,141         $  192,967
                                                                                                   ========        ===========
SHARES ISSUED AND REDEEMED:
   Shares Issued............................................................................          2,675             36,604
   Shares Redeemed..........................................................................        (28,551)           (60,746)
                                                                                                   --------        -----------
   Net Decrease in Shares Outstanding.......................................................        (25,876)           (24,142)
                                                                                                   ========        ===========

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR
FOR THE YEARS ENDED DECEMBER 31




                                                              Net
                    Net                                  Realized and
                   Asset                                  Unrealized                             Distributions
                  Value,                  Net              Gains or                 Total            from
                 Beginning            Investment            Losses                  from            Capital               Total
                  of Year                Loss            on Securities           Operations          Gains            Distributions
------------------------------------------------------------------------------------------------------------------------------------

  2004            $ 2.18                  $(0.01)1         $  0.15                $  0.14             --                    --
  2003              1.50                   (0.02)1            0.70                   0.68             --                    --
  2002              3.26                   (0.03)            (1.73)                 (1.76)            --                    --
  2001             24.77                   (0.03)1          (14.63)                (14.66)           $(6.85)               $(6.85)
  2000             46.01                   (0.34)           (17.29)                (17.63)            (3.61)                (3.61)


                                                                                                                      Ratio
                                                                                                                   of Expenses
                                                                                                 Ratio             to Average
                 Net                                   Net                                      of Net             Net Assets
                Asset                                Assets,                Ratio             Investment           (Excluding
               Value,                                  End               of Expenses             Loss                Waivers
                 End              Total              of Year             to Average           to Average           and Expense
               of Year           Return               (000)              Net Assets           Net Assets           Reduction)
------------------------------------------------------------------------------------------------------------------------------------

  2004           $ 2.32           6.42%            $   145,141              1.13%                 (0.69)%            1.13%
  2003             2.18          45.33%                192,967              1.10%                 (0.84)%            1.10%
  2002             1.50         (53.99)%               168,266              1.08%                 (0.85)%            1.08%
  2001             3.26         (52.32)%               453,689              1.05%                 (0.58)%            1.05%
  2000            24.77         (42.12)%             1,160,087              1.04%                 (0.77)%            1.04%

                 Ratio of Net
                Investment
                   Loss
                to Average
                Net Assets
                (Excluding
                  Waivers             Portfolio
                and Expense           Turnover
                Reduction)              Rate
----------------------------------------------------
  2004            (0.69)%              76.42%
  2003            (0.84)%             167.83%
  2002            (0.85)%             236.25%
  2001            (0.58)%             285.73%
  2000            (0.77)%             311.59%

  1 Per share calculations were performed using average shares for the year.

    Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2004


1.  ORGANIZATION

PBHG Technology & Communications Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Concentrated Portfolio (the "Large Cap Growth Concentrated Portfolio") (formerly the PBHG Select 20 Portfolio), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Large Cap Growth Concentrated Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Concentrated Portfolio, the Large Cap Growth Portfolio, the Mid-Cap Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio or the Small Cap Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At December 31, 2004, 69% and 14% of the outstanding shares of the Portfolio were held by the separate accounts of two participating insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. If a security price cannot be obtained from an independent, third-party pricing agent, SEI Investments Global Funds Services (the "Sub-Administrator") shall seek to obtain a bid price from at least one independent broker. Old Mutual Fund Services (the "Administrator") shall supply the Sub-Administrator with the appropriate broker contact(s), and, to ensure independence, the Sub-Administrator will contact the broker(s) at least on a weekly basis in order to obtain an independent quotation. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

COMPENSATING BALANCES -- Per the terms of an informal agreement with Wachovia Bank, N.A. the custodian of the Portfolio, if the Portfolio has a cash overdraft in excess of $100,000 on a given day,

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

it is required to leave 112% in compensating balance with Wachovia Bank, N.A., on the following day. If the Portfolio has a positive cash balance in excess of $100,000 on a given day, it is allowed to overdraw 90% of the balance with Wachovia Bank, N.A. on the following day. The Portfolio did not have any compensating balances with Wachovia Bank, N.A. at December 31, 2004.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. Certain prior year amounts have been reclassified to conform to current year presentation.

COMMISSION RECAPTURE -- Liberty Ridge Capital, Inc. (formerly known as Pilgrim Baxter & Associates, Ltd.) (the "Adviser") may direct Portfolio trades to brokers who compensate the Portfolio, in cash, based on a percentage of related trading commissions. Such payments are reported as realized gains. During the year ended December 31, 2004, the Portfolio received cash in the amount of $8,678 under these arrangements.

REDEMPTION FEES -- The Portfolio will generally impose a 2% redemption/exchange fee on total redemption proceeds of any shareholder redeeming shares (including redemption by exchange) of the Portfolio within 10 calendar days of their purchase. The 2% redemption fee will not be charged on transactions involving, among other things, (i) total or partial redemption of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees, (ii) total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Fund to waive or not to impose redemption fees, and (iii) because of systems limitations of certain intermediaries, preexisting contrary legal covenants and agreements with intermediaries and general marketplace resistance. As a result of such limitations, no redemption fees were imposed during the period because all shareholders of the Portfolio are in omnibus accounts.

3.   INVESTMENT ADVISORY FEES, ADMINISTRATIVE
     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the first $1 billion of the average daily net assets of the Portfolio, 0.80% of the next $500 million of the average daily net assets of the Portfolio, 0.75% of the next $500 million of the average net assets of the Portfolio, 0.70% of the next $500 million of the average daily net assets of the Portfolio, and 0.65% of the average daily net assets of the Portfolio in excess of $2.5 billion. Prior to December 9, 2004, the annual rate was 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an Expense Limitation Agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. No amounts have been recaptured by the Adviser during the year ended December 31, 2004.

Old Mutual Fund Services, an indirect, wholly-owned subsidiary of the Old Mutual
(US) Holdings Inc., parent company at the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. As of October 1, 2004, the Administrator receives a fee, for these administrative services, which is calculated daily and paid monthly, at an annual rate of 0.1227% of the average daily net assets of the Portfolio. Prior to October 1, 2004, the annual rate was 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of the Old Mutual (US) Holdings Inc. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid a portion of the Administrator's fee equal to the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund.

Certain officers of the Fund are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor. These interested persons received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the year ended December 31, 2004, amounted to $114,725,976 and $166,424,790, respectively.

5.  FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2004, primarily attributable to certain net operating losses, are not available for tax purposes to offset future income
(000):

                                        INCREASE
                                      UNDISTRIBUTED
               DECREASE              NET INVESTMENT
            PAID-IN-CAPITAL              INCOME
          -------------------     --------------------
                $(1,063)                 $1,063

This reclassification had no effect on net assets or net asset value per share.

No dividends or distributions were declared during the years ended December 31, 2004 and December 31, 2003, respectively.

As of December 31, 2004, the components of accumulated losses were as follows
(000):

Capital loss carryforwards expiring:

           December 2009               $(1,163,550)
           December 2010                  (273,029)
Unrealized appreciation                     32,937
                                       -----------
                                       $(1,403,642)
                                       ==========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years. During the year ended December 31, 2004, the Portfolio utilized $19,512
(000) of capital loss carryforwards to offset net realized capital gains.

At December 31, 2004, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were different from amounts reported for financial reporting purposes primarily due to losses from wash sales disallowed for tax purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at December 31, 2004 were as follows (000):

        FEDERAL                                       NET
          TAX      UNREALIZED      UNREALIZED     UNREALIZED
         COST     APPRECIATION    DEPRECIATION   APPRECIATION
        --------  -------------   -------------  -------------
       $111,587      $40,247        $(7,310)        $32,937

6.  CONCENTRATIONS/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors. In addition, the Portfolio is concentrated, which means it will invest 25% or more of its total assets in specific industries.

7.  LINE OF CREDIT

Until June 3, 2004, the Portfolio was able to borrow an amount up to its prospectus-defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit bore interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family paid an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio was allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings under the line of credit at any time during the year ended December 31, 2004. Effective June 3, 2004, the line of credit was discontinued for the PBHG Fund Family.

8.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds, PBHG Insurance Series Fund and Old Mutual Adviser Funds (together, the "Trusts"), on behalf of each series portfolio of the Trusts (collectively the "Lending Funds" and individually the "Lending Fund") a Lending Fund may borrow or lend an amount up to its prospectus-defined limitations from or to other funds. All such borrowing and lending shall be conducted pursuant to the exemptive order granted by the Securities

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

and Exchange Commission on August 12, 2003 to the Trusts and the Adviser.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Lending Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).

The Portfolio had no outstanding borrowings or loans under the interfund lending arrangement at December 31, 2004, or at any time during the year ended December 31, 2004.

9.  LITIGATION WITH RESPECT TO THE INVESTMENT ADVISER

On June 21, 2004, the Adviser entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all of their charges related to "market timing" activity in the PBHG Funds, an investment company in the same mutual fund complex as the Fund. In the settlements, the Adviser, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements required the Adviser to pay $40 million in disgorgement and $50 million in civil penalties, and effective October 1, 2004, to reduce management fees for all of the Fund's and the PBHG Funds' portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the following five years. The Adviser, and not the Fund nor the Fund's shareholders nor the PBHG Funds nor the PBHG Funds' shareholders, will bear all the costs of complying with the settlements, including restitution, civil penalties and associated fees related to these regulatory proceedings. The Adviser has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders or PBHG Funds or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees. The settlements require the Adviser to operate in accordance with enhanced corporate governance policies and practices.

Under the NYAG settlement, if certain terms and undertakings in that settlement are not met, the NYAG settlement stipulates that the Adviser shall promptly terminate its management of PBHG Insurance Series Fund. In this event, PBHG Insurance Series Fund's Board of Trustees would be required to seek new management or consider other alternatives.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class action and shareholder derivative suits (the "Litigation"), have been filed against the Adviser, PBHG Funds, and certain related and unrelated parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits were originally filed in Federal and state courts, but have since all been consolidated in the United States District Court for the District of Maryland. The lawsuits seek such remedies as compensatory damages, restitution, rescission of the management and other contracts between PBHG Funds and the Adviser and certain of its affiliates, removal of the Adviser as investment adviser of PBHG Funds, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorney's and experts' fees.

At this stage of the Litigation, the Adviser believes that it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against the Adviser, PBHG Funds or any named defendant. While it is currently too early to predict the result of the Litigation, the Adviser does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Fund. However, the Adviser is currently unable to gauge the level of shareholder redemptions that may result from the news of these pending lawsuits. Redemptions may require the Fund's portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the portfolios.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PBHG Technology & Communications Portfolio (a portfolio of the PBHG Insurance Series Fund, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 9, 2005

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE represents 313 mutual funds classified by Lipper, Inc. in the Science & Technology category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The PSE TECHNOLOGY INDEX(R)is a price-weighted index of the top 100 U.S. technology stocks.

The PSE Technology Index(R) (the "Index") and the Lipper Science & Technology Funds Average (the "Average") are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of January 26, 2005

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, a registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Liberty Ridge Capital, Inc., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-800-433-0051.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
--------------------------------------------------------------------------------



                                         TERM OF                                          NUMBER OF            OTHER
    NAME,              POSITION         OFFICE OF                                      PORTFOLIOS IN        DIRECTORSHIPS
   ADDRESS,            HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN          HELD
   AND AGE             THE FUND        TIME SERVED         DURING PAST 5 YEARS           BY TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

 Leigh A. Wilson       Chairman of      Trustee      Chief Executive Officer, New Century     26    Trustee, The Victory
 (60)                   the Board      since 2005    Living, Inc. (older adult housing)             Portfolios since 1992,
                                                     since 1992. Director, Chimney                  The Victory Institutional
                                                     Rock Winery LLC, 2000 to 2004, and             Funds since 2003 and
                                                     Chimney Rock Winery Corp (winery),             The Victory Variable Insurance
                                                     1985 to 2004.                                  Funds since 1998 (investment
                                                                                                    companies - 22 total
                                                                                                    portfolios). Trustee, PBHG
                                                                                                    Funds, since 2005.
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson    Trustee          Trustee      Chief Financial Officer, The             26    Director, The Triumph
(60)                                   since 1997    Triumph Group, Inc.                            Group, Inc. since 1992.
                                                     (manufacturing) since 1992.                    Trustee, PBHG Funds
                                                                                                    since 1995. Trustee, Old
                                                                                                    Mutual Advisor Funds,
                                                                                                    since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards      Trustee          Trustee      Consultant, Syrus Associates             26    Trustee, EQ Advisors (investment
(58)                                   since 1997    (business and marketing consulting             company-37 portfolios) since
                                                     firm), 1986 to 2002.                           1997. Trustee, PBHG Funds,
                                                                                                    since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller       Trustee          Trustee      Senior Vice President,                   26    Trustee, PBHG Funds, since 1995.
(70)                                   since 1997    Cherry & Webb, CWT
                                                     Specialty Stores, 1995 to
                                                     2000. Advisor and Secretary,
                                                     the Underwoman Shoppes Inc.
                                                     (retail clothing stores)
                                                     1980 to 2002. Retired.
------------------------------------------------------------------------------------------------------------------------------------
*Trustee of the Trust until such time as his or her successor is duly elected and appointed.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock**     President       President     Director, President and Chief
(48)                                     since       Executive Officer since 2004,
                                         2003        Old Mutual Capital, Inc. Trustee
                                                     and President since 2004, Old
                                                     Mutual Advisor Funds. Chief
                                                     Executive Officer, President and
                                                     Director since 2003 and Chief
                                                     Operating Officer in 2003, Liberty
                                                     Ridge Capital. Chief Executive
                                                     Officer and Trustee since 2003,
                                                     Old Mutual Investment Partners.
                                                     Trustee since 2003, Old Mutual Fund
                                                     Services. Director since 2003, Old
                                                     Mutual Shareholder Services, Inc.
                                                     President since 2003, PBHG Funds.
                                                     President and Chief Executive
                                                     Officer from 1998 to 2003,
                                                     Transamerica Capital, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings**        Vice            Vice        Vice President since 2001, Director
(41)                   President       President     of Sales and Marketing since 2004 and
                                       since 2005    Director of Mutual Fund Operations
                                                     from 1996 to 2001, Liberty Ridge Capital,
                                                     Inc. Vice President since 2003 and
                                                     President from 1999 to 2003, Old Mutual
                                                     Investment Partners. Vice President
                                                     since 2004, President from 1998 to 2004,
                                                     Old Mutual Fund Services. Vice President
                                                     since 2004 and President from 2001 to
                                                     2004, Old Mutual Shareholder Services,
                                                     Inc. Treasurer, Chief Financial Officer
                                                     and Controller from 1997 to 2005 and
                                                     Vice President since 2005, PBHG Funds.
                                                     Treasurer, Chief Financial Officer and
                                                     Controller from 1997 to 2005, PBHG
                                                     Insurance Series Fund. Treasurer,
                                                     Chief Financial Officer and Controller
                                                     from 2004 to 2005, Old Mutual Advisor
                                                     Funds.
------------------------------------------------------------------------------------------------------------------------------------

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of January 26, 2005
--------------------------------------------------------------------------------
OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                                 TERM OF
                         POSITION               OFFICE AND
NAME, ADDRESS            HELD WITH               LENGTH OF                               PRINCIPAL OCCUPATION(S)
   AND AGE               THE FUND               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux       Senior Vice        Senior Vice President           Senior Vice President since 2005, PBHG Funds. President
(61)                      President        since 2005. Employed for         since May 2002, EJV Financial Services, LLC.
                                           an initial term of three         Director, Deutsche Bank (and predecessor companies)
                                           years and thereafter for         and Executive Vice President and Chief
                                          successive one year terms         Administrative Officer, Investment Company
                                          unless terminated prior to        Capital Corp (registered investment advisor and
                                             the end of the then            registered transfer agent) from 1987 to 2002.
                                                current term.
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr**          Vice President         Vice President               Chief Operating Officer since 2004, Senior
(42)                    and Secretary          and Secretary                Vice President since 2001, and General Counsel
                                                 since 1997                 and Secretary since 1996, Liberty Ridge Capital, Inc.
                                                                            Executive Vice President, Secretary and General
                                                                            Counsel since 2004, Old Mutual Capital, Inc. Chief
                                                                            Operating Officer since 2004 and General Counsel and
                                                                            Secretary since 1998, Old Mutual Investment Partners.
                                                                            General Counsel and Secretary since 1998,
                                                                            Old Mutual Fund Services. General Counsel and Secretary
                                                                            since 2001, Old Mutual Shareholder Services, Inc. Vice
                                                                            President and Secretary since 2004, Old Mutual
                                                                            Advisor Funds. Vice President and Secretary since 1997,
                                                                            PBHG Funds. General Counsel and Secretary
                                                                            from 1996 to 2002, Pilgrim Baxter Value Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon**            Vice              Vice President               Vice President and Chief Compliance Officer since
(41)                      President           since 2001 and                2001, Liberty Ridge Capital, Inc. Vice President
                          and Chief          Chief Compliance               and Chief Compliance Officer since 2004, Old Mutual
                          Compliance         Officer since 2004             Capital, Inc. Vice President, Chief Compliance
                           Officer                                          Officer and Registered Principal since 2001, Old Mutual
                                                                            Investment Partners. Chief Compliance Officer since
                                                                            2001, Old Mutual Fund Services. Chief Compliance
                                                                            Officer since 2001, Old Mutual Shareholder Services,
                                                                            Inc. Vice President and Chief Compliance Officer since
                                                                            2004, Old Mutual Advisor Funds. Vice President since
                                                                            2001 and Chief Compliance Officer since 2004, PBHG
                                                                            Funds. Chief Compliance Officer from 2001 to 2002,
                                                                            Pilgrim Baxter Value Investors, Inc. Chief Compliance
                                                                            Officer from 2001 to 2003, Pilgrim Baxter Private
                                                                            Equity Advisor. Vice President and Deputy
                                                                            Compliance Director from 1995 to 2001,
                                                                            Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III**  Vice President      Vice President and             Senior Vice President, Deputy General Counsel and
(44)                     and Assistant      Assistant Secretary             Assistant  Secretary since 2004, Old Mutual Capital,
                           Secretary              since 2002                Inc. Deputy General Counsel since 2004, Vice
                                                                            President and Assistant Secretary since 2001 and
                                                                            Senior Legal Counsel from 2001 to 2004, Liberty
                                                                            Ridge Capital, Inc. Senior Vice President and Deputy
                                                                            General Counsel since 2004, Assistant Secretary since
                                                                            2001 and Senior Legal Counsel and Vice President from
                                                                            2001 to 2004, Old Mutual Investment Partners. Senior
                                                                            Vice President and Deputy General Counsel since 2004,
                                                                            Assistant Secretary since 2001 and Senior Legal
                                                                            Counsel and Vice President from 2001 to 2004, Old
                                                                            Mutual Fund Services. Senior Vice President
                                                                            and Deputy General Counsel since 2004, Assistant
                                                                            Secretary since 2001 and Senior Legal Counsel and
                                                                            Vice President from 2001 to 2004, Old Mutual
                                                                            Shareholder Services, Inc. Vice President and
                                                                            Assistant Secretary since 2004, Old Mutual Advisor
                                                                            Funds. Vice President and Assistant Secretary since
                                                                            2001, PBHG Funds. Senior Counsel and Assistant
                                                                            Secretary from 2001 to 2002, Pilgrim Baxter Value
                                                                            Investors, Inc. Director and Senior Counsel from
                                                                            1997 to 2001, Merrill Lynch Investment Managers, L.P.
                                                                            and Princeton Administrators,  L.P. and holding
                                                                            various other positions with these companies from
                                                                            1991 to 1997. Secretary of various Merrill Lynch
                                                                            and Mercury open-end funds, as well as Somerset
                                                                            Exchange Fund and The Europe Fund, Inc. until
                                                                            December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner**       Treasurer,     Treasurer, Chief Financial         Fund Administration Manager since 2000, Liberty
(34)                        Chief           Officer, Controller             Ridge Capital, Inc. and Old Mutual Fund Services.
                          Financial              since 2005                 Treasurer, Chief Financial Officer
                           Officer,                                         and Controller since 2005 and Assistant Treasurer
                          Controller                                        from 2000 to 2005, PBHG Funds. Assistant Treasurer
                                                                            from 2000 to 2005, PBHG Insurance Series Fund.
                                                                            Assistant Treasurer since 2004, Old Mutual Advisor
                                                                            Funds. Fund Accounting Manager from 1997 to 2000, SEI
                                                                            Investments Mutual Funds Services.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne**      Assistant         Assistant Treasurer             Fund Administration Associate since 2001, Liberty
(32)                      Treasurer             since 2001                  Ridge Capital, Inc. and Old Mutual Fund Services.
                                                                            Assistant Treasurer since 2004, Old Mutual Advisor
                                                                            Funds. Assistant Treasurer since 2001, PBHG Funds.
                                                                            Fund Accounting Supervisor from 1999 to 2001 and Fund
                                                                            Accountant from 1998 to 1999, PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------
Michael E. Dresnin**      Assistant          Assistant Secretary            Assistant Vice President, Legal Counsel and Assistant
(32)                      Secretary               Since 2004                Secretary since 2004 for Liberty Ridge Capital, Inc.,
                                                                            Old Mutual Investment Partners, Old Mutual Fund
                                                                            Services and Old Mutual Shareholder Services, Inc.
                                                                            Assistant Secretary of PBHG Insurance Series Fund and
                                                                            Old Mutual Advisor Funds since 2005. Associate from
                                                                            1998 to 2004, Drinker Biddle & Reath LLP (law firm).
------------------------------------------------------------------------------------------------------------------------------------

** Officer of the Trust until such time as his or her successor is duly elected and qualified.

[LOGO OMITTED]
PBHG (R)
FUNDS

PBHG Insurance Series Fund
P.O. Box 419229
Kansas City, MO 64141-6229

Investment Adviser
Liberty Ridge Capital, Inc.

Distributor:
PBHGFund Distributors



This annual report is for the information of PBHG Insurance Series Fund shareholders, but may be used with prospective investors when preceded or accompanied by a current prospectus for PBHG Insurance Series Fund and a performance update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report present past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Managers' comments are as of December 31, 2004, are subject to change, and may not reflect their current views. This material represents the managers' assessment of their portfolios and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding the Portfolios or any stock in particular. The purchase and sale information provided should not be construed as a recommendation to purchase or sell a particular security. There is no assurance, as of the date of publication of this material, that the securities purchased remain in the portfolio or that the securities sold have not been repurchased.

PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown in this report does not reflect the expenses of the insurance company separate accounts. You should contact the appropriate insurance company for that information. Variable annuity and life contracts are intended to be long-term investment vehicles. Early redemptions could be subject to surrender charges imposed by the insurance company and tax penalties imposed under the relevant tax code(s). If you have questions about the tax implications of these vehicles, you should contact a qualified tax professional.

A description of the guidelines that the Portfolio or the Portfolio's investment adviser/sub-adviser uses to vote proxies relating to portfolio securities is available without charge (i) upon request, by calling 800-347-9256; and (ii) on the Commission's website at http//www.sec.gov; and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge on the Commission's website at http://www.sec.gov.

The PBHG Insurance Series Fund has adopted a Code of Ethical Conduct pursuant to
Section 406 of the Sarbanes-Oxley Act. You may obtain a copy of this Code of Conduct upon request by calling 1-800-347-9256 or by visiting the Securities Exchange Commission website at www.sec.gov.

The Portfolio's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


05-063 2/05

Item 2.    Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's Principal Executive and Senior Financial Officers which can be found at www.pbhgfunds.com/materials .

Item 3.    Audit Committee Financial Expert.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John R. Bartholdson who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.    Principal Accountant Fees and Services.

Fees Billed by PricewaterhouseCoopers LLP ("PWC") Related to the Fund


PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $121,000          N/A               $0                $108,161          N/A               $0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-     $0                0%                $0                $27,000           0%                $0
        Related
        Fees (1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees   $0                0%                $0                $0                0%                $0

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        $0                0%                $0                $0                0%                $0
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

(1) Audit-Related Fees for the fiscal year ended December 31, 2003 includes fees billed for debt covenant letter procedures for the Funds' Line of Credit Agreement and interfund lending procedures.

(e)(1)Pursuant to its charter, the Audit Committee shall appoint, compensate, oversee and, where appropriate, terminate the Funds' independent auditors. In selecting independent auditors for the Funds, the Joint Audit Committee may consider recommendations made by management. To the extent required by Section 10A of the Exchange Act, the Joint Audit Committee shall consider for preapproval all permissible non-audit services that are proposed to be provided to the Funds by their independent auditors and shall have preapproved any such permissible non-audit services before they are provided to the Funds. Such preapproval may be granted by one or more members of the Joint Audit Committee, so long as any such member's decision to preapprove is presented to the full Joint Audit Committee, solely for information purposes, at its next scheduled meeting.

The Joint Audit Committee shall review and approve the fees charged by the independent auditors for audit and permissible non-audit services provided to the Funds.

Joint Audit Committee members shall evaluate the independent audit firm's performance and financial stability.

In reviewing the recommendation of an independent auditor for the Funds, the Joint Audit Committee shall use the following standard of independence: "Whether a reasonable investor with knowledge of all relevant facts and circumstances would conclude that the accountant is not capable of exercising objective and impartial judgment on all issues encompassed within the accountant's engagement."

The Joint Audit Committee shall request from the independent auditors the information required to be considered by the Joint Audit Committee under Item 9 of Schedule 14A of the Exchange Act.

The Joint Audit Committee shall request from the independent auditors a written statement describing all relationships between the auditors and the Funds, the investment adviser, the distributor and their appropriate corporate affiliates. The Joint Audit Committee shall receive and review the written disclosures and the letter from the independent auditors regarding their independence that are required by item 306 of Regulation S-K, and shall discuss with the independent auditors their independence.

The Joint Audit Committee shall consider whether the provision by the independent auditors of permissible non-audit services to (i) the Funds, (ii) their advisers or (iii) any person that controls, is controlled by or is under common control with such adviser and that provides services to the Funds, is compatible with maintaining the independent auditors' independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2004             2003
                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                Audit-Related Fees           $0                $0

                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                Tax Fees                     $0                $0
                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                All Other Fees               $0                $0

                ---------------------------- ----------------- ----------------


(f)               Not Applicable

(g) The aggregate non-audit fees and services billed by PricewaterhouseCoopers LLP to the registrant, the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for the last two fiscal years were $0 and $27,000 for 2004 and 2003, respectively.

(h)               Not Applicable

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) The registrant has adopted a code of ethics that applies to the registrant's Principal Executive and Senior Financial Officers which can be found at www.pbhgfunds.com/materials.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PBHG Insurance Series Fund



By (Signature and Title)                         /s/ David J. Bullock
                                                 -------------------------------
                                                 David J. Bullock, President and
                                                 Principal Executive Officer

Date February 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                        /s/ David J. Bullock
                                                -------------------------------
                                                David J. Bullock, President and
                                                Principal Executive Officer

Date February 23, 2005


By (Signature and Title)                        /s/ Stephen F. Panner
                                                -------------------------------
                                                Stephen F. Panner, Treasurer and
                                                Principal Financial Officer
Date February 23, 2005